UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	5/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
May 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--13.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.1%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	375,000		375,293
Casinos--.1%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	158,000	a	155,821
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	134,000	a	131,182
					287,003
Commercial Mortgage Pass-Through Ctfs.--.1%
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	80,000		82,964
WFRBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	540,000		533,335
					616,299
Consumer Discretionary--.6%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	265,000		322,190
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	435,000		412,146
Comcast,
Gtd. Notes	3.13	7/15/22	615,000		627,064
Discovery Communications,
Gtd. Notes	3.70	6/1/15	390,000		402,950
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	440,000		461,576
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	305,000		331,023
Time Warner,
Gtd. Notes	4.00	1/15/22	350,000		370,424
					2,927,373

Consumer Staples--.4%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	425,000		411,814
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	205,000		200,709
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	375,000		418,161
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	385,000	a	412,113
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	410,000		405,783
					1,848,580
Energy--.1%
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	275,000		288,297
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	325,000		339,057
					627,354
Financial--2.1%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	450,000		515,360
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	1,070,000		1,087,616
Bear Stearns,
Sub. Notes	5.55	1/22/17	395,000		437,850
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	420,000		486,214
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	360,000		387,394
Citigroup,
Sr. Unscd. Notes	2.50	9/26/18	465,000		472,962
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	195,000		223,319
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	390,000		407,426
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	270,000	b	270,675

General Electric Capital,
Sub. Notes	5.30	2/11/21	495,000		564,059
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	495,000		595,822
HSBC Finance,
Sub. Notes	6.68	1/15/21	582,000		697,782
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	345,000		431,990
Morgan Stanley,
Sub. Notes	4.88	11/1/22	735,000		788,533
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	385,000		394,370
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	395,000		416,251
Rabobank Nederland,
Gtd. Notes	4.50	1/11/21	440,000		487,251
RBS Citizens Financial Group,
Sub. Notes	4.15	9/28/22	445,000	a	448,651
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	450,000		528,447
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	335,000		341,236
Toyota Motor Credit,
Sr. Unscd. Notes	1.13	5/16/17	350,000		351,241
					10,334,449
Foreign/Governmental--.3%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	315,000		351,068
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	185,000		192,770
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	330,000		355,575
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	330,000		364,979
					1,264,392
Health Care--.1%
Amgen,

Sr. Unscd. Notes	5.65	6/15/42	410,000	476,968
Industrial--.1%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	575,000	573,084
Information Technology--.3%
Intel,
Sr. Unscd. Notes	2.70	12/15/22	730,000	713,501
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	620,000	719,250
				1,432,751
Materials--.1%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	460,000	470,474
Municipal Bonds--.6%
Chicago,
GO	7.78	1/1/35	340,000	420,736
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	750,000	761,910
Illinois,
GO	4.42	1/1/15	440,000	450,098
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	210,000	228,707
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	475,000	475,399
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	320,000	356,307
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	180,000	213,638
University of California Regents,
Medical Center Pooled Revenue
(Build America Bonds)	5.44	5/15/23	135,000	157,024
				3,063,819

Telecommunication Services--.3%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	450,000		495,912
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	575,000		645,071
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	520,000		586,486
					1,727,469
U.S. Government Agencies/Mortgage-Backed--4.2%
Federal Home Loan Mortgage Corp.:
3.00%, 9/1/27 - 11/1/28			1,255,045	c	1,303,806
3.50%, 12/1/28 - 6/1/43			1,232,174	c	1,273,470
4.00%, 6/1/26 - 4/1/44			1,167,727	c	1,245,910
4.50%, 5/1/39 - 11/1/41			2,860,195	c	3,128,250
5.00%, 7/1/40			667,420	c	736,012
5.50%, 12/1/37 - 12/1/38			653,569	c	728,159
Federal National Mortgage Association:
2.50%, 3/1/28 - 7/1/28			1,782,660	c	1,816,733
3.00%, 10/1/32 - 5/1/43			2,121,662	c	2,116,127
3.34%, 4/1/41			226,022	b,c	239,597
3.50%, 9/1/26 - 5/1/44			2,586,887	c	2,692,236
4.00%, 2/1/41 - 4/1/42			1,206,733	c	1,281,969
4.50%, 6/1/23 - 4/1/44			359,566	c	387,666
5.00%, 12/1/21 - 11/1/43			1,308,414	c	1,450,685
5.50%, 4/1/36 - 1/1/39			883,062	c	990,728
6.00%, 4/1/33 - 9/1/34			262,643	c	297,484
6.50%, 10/1/36			38,029	c	42,883
REMIC, Ser. 2014-28, Cl. ND,
3.00%, 3/25/40			452,421	c	462,377
					20,194,092
U.S. Government Securities--3.8%
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/16			1,476,697	d	1,516,325
Notes, 0.13%, 4/15/18			776,553	d	802,671
Notes, 0.13%, 1/15/23			649,783	d	649,148
Notes, 0.63%, 7/15/21			623,542	d	657,861
Notes, 1.38%, 7/15/18			794,107	d	869,082

Notes, 1.38%, 1/15/20			507,896	d,e	557,377
Notes, 2.38%, 1/15/17			761,300	d,e	834,456
U.S. Treasury Notes:
0.25%, 9/15/15			30,000	e	30,036
0.25%, 12/15/15			715,000	e	715,363
0.25%, 4/15/16			345,000		344,535
0.38%, 2/15/16			255,000		255,473
0.50%, 6/15/16			465,000		466,108
0.63%, 8/15/16			405,000		406,566
0.63%, 10/15/16			420,000		421,001
0.63%, 9/30/17			1,385,000	e	1,370,554
0.63%, 4/30/18			315,000		308,454
0.75%, 10/31/17			650,000		645,074
0.88%, 9/15/16			1,120,000		1,129,931
0.88%, 12/31/16			640,000	e	644,325
0.88%, 1/31/18			250,000	e	248,213
1.00%, 5/31/18			675,000		669,621
1.25%, 4/30/19			780,000		770,920
1.38%, 9/30/18			785,000		786,718
1.38%, 2/28/19			220,000		219,141
1.50%, 7/31/16			510,000		521,714
2.00%, 11/30/20			640,000		642,500
2.63%, 1/31/18			805,000		850,187
2.75%, 2/15/24			885,000	e	909,476
					18,242,830
Utilities--.1%
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	280,000		288,272
Total Bonds and Notes
(cost $63,069,866)					64,750,502

Common Stocks--17.6%			Shares		Value ($)
Consumer Discretionary--1.8%
Bed Bath & Beyond			11,390	f	693,082
CBS, Cl. B			13,490		804,139
Comcast, Cl. A			15,540		811,188
GameStop, Cl. A			4,770		180,544

Hanesbrands	7,810	662,522
Home Depot	14,330	1,149,696
Las Vegas Sands	2,950	225,734
Lowe's	16,430	773,524
Macy's	3,380	202,428
Target	2,275	129,129
Time Warner	2,115	147,690
Walt Disney	16,855	1,415,989
Whirlpool	4,640	666,072
Wyndham Worldwide	10,115	747,802
		8,609,539
Consumer Staples--2.0%
Altria Group	24,860	1,033,182
Archer-Daniels-Midland	15,245	685,110
Coca-Cola	3,790	155,049
CVS Caremark	14,755	1,155,612
Energizer Holdings	5,900	684,400
Hershey	5,900	574,306
Kroger	16,685	796,542
Mondelez International, Cl. A	16,135	606,999
PepsiCo	14,330	1,265,769
Procter & Gamble	19,805	1,600,046
Tyson Foods, Cl. A	3,380	143,515
Wal-Mart Stores	9,960	764,629
		9,465,159
Energy--1.9%
Anadarko Petroleum	8,425	866,596
Chesapeake Energy	22,755	653,524
Chevron	2,460	302,063
ConocoPhillips	13,905	1,111,566
Denbury Resources	8,425	142,298
EOG Resources	1,920	203,136
EQT	5,930	633,798
Exxon Mobil	26,545	2,668,569
Marathon Petroleum	10,115	904,180
National Oilwell Varco	10,240	838,349
Occidental Petroleum	8,075	804,997

Phillips 66	1,300		110,227
Schlumberger	2,115		220,045
			9,459,348
Exchange-Traded Funds--.1%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	3,360		647,405
Financial--2.5%
Affiliated Managers Group	3,020	f	569,572
American Express	1,900		173,850
Bank of America	91,025		1,378,118
Berkshire Hathaway, Cl. B	11,035	f	1,416,232
Citigroup	20,255		963,530
Corrections Corporation of America	16,430	g	534,468
FactSet Research Systems	4,280		458,559
Franklin Resources	13,400		739,814
JPMorgan Chase & Co.	4,637		257,678
Moody's	2,115		180,917
Navient	7,615		120,317
Public Storage	4,135	g	712,791
Simon Property Group	970	g	161,466
SLM	25,705		221,320
State Street	10,115		660,206
T. Rowe Price Group	7,590		618,813
Travelers	8,425		787,316
Waddell & Reed Financial, Cl. A	9,330		563,345
Washington Prime Group	485	f	9,647
Wells Fargo & Co.	22,805		1,158,038
XL Group	18,545		601,971
			12,287,968
Health Care--2.6%
Abbott Laboratories	11,370		454,914
AbbVie	6,740		366,184
Allergan	1,215		203,464
Amgen	8,935		1,036,371
Boston Scientific	56,330	f	722,714
C.R. Bard	1,640		242,572
Celgene	5,945	f	909,763

Cigna	3,695		331,737
Covance	4,270	f	358,082
Eli Lilly & Co.	15,165		907,777
Gilead Sciences	9,980	f	810,476
Johnson & Johnson	19,385		1,966,802
Medtronic	15,165		925,520
Mettler-Toledo International	2,115	f	518,217
Pfizer	51,410		1,523,278
Stryker	1,005		84,912
United Therapeutics	1,905	f	182,385
WellPoint	7,980		864,713
			12,409,881
Industrial--1.9%
AECOM Technology	16,855	f	541,720
AGCO	2,530		136,519
Boeing	7,745		1,047,511
Caterpillar	2,455		250,975
Copa Holdings, Cl. A	3,570		510,260
Emerson Electric	2,530		168,827
General Electric	33,785		905,100
Honeywell International	2,530		235,669
Kirby	5,495	f	607,472
Lockheed Martin	4,115		673,420
Masco	29,940		637,722
Northrop Grumman	7,165		870,906
Oshkosh	10,540		569,687
Rockwell Automation	1,265		153,166
Southwest Airlines	27,870		737,162
Union Pacific	5,775		1,150,784
			9,196,900
Information Technology--3.2%
Accenture, Cl. A	10,955		892,285
ANSYS	2,345	f	172,240
Apple	2,950		1,867,350
Cisco Systems	30,145		742,170
DST Systems	1,700		154,955
Facebook, Cl. A	12,125	f	767,513

Google, Cl. A	1,875	f	1,071,844
Google, Cl. C	1,875	f	1,051,838
Hewlett-Packard	33,295		1,115,383
Intel	12,710		347,237
International Business Machines	2,310		425,872
Intuit	8,425		668,018
MasterCard, Cl. A	7,900		603,955
Micron Technology	31,150	f	890,579
Microsoft	15,595		638,459
NetApp	15,165		561,257
NeuStar, Cl. A	7,185	f	201,324
Oracle	36,235		1,522,595
SanDisk	4,445		429,520
Visa, Cl. A	5,530		1,188,010
			15,312,404
Materials--.3%
Dow Chemical	7,125		371,355
International Flavors & Fragrances	1,695		168,246
LyondellBasell Industries, Cl. A	1,605		159,810
PPG Industries	930		187,497
Scotts Miracle-Gro, Cl. A	10,175		609,991
			1,496,899
Telecommunication Services--1.0%
AT&T	41,717		1,479,702
CenturyLink	8,005		301,548
QUALCOMM	16,010		1,288,004
Verizon Communications	31,710		1,584,232
			4,653,486
Utilities--.3%
Ameren	4,240		166,844
Aqua America	7,175		182,101
Duke Energy	8,910		633,323
NextEra Energy	4,720		459,539
			1,441,807
Total Common Stocks
(cost $71,799,634)			84,980,796

Other Investments--68.7%
Registered Investment Companies:
Alternative Investments--3.6%
ASG Global Alternatives Fund, Cl.
Y	865,339		9,743,715
ASG Managed Futures Strategy Fund,
Cl. Y	351,629		3,699,135
Dynamic Total Return Fund, Cl. Y	243,472	h	3,654,519
			17,097,369
Bonds and Notes--13.0%
BNY Mellon Corporate Bond Fund,
Cl. M	480,919	h	6,218,283
BNY Mellon Intermediate Bond Fund,
Cl. M	1,807,805	h	23,121,820
BNY Mellon Short-Term U.S.
Government Securities Fund,
Cl. M	414,513	h	4,970,015
Dreyfus Floating Rate Income Fund,
Cl. Y	753,968	h	9,537,698
Dreyfus High Yield Fund, Cl. I	1,942,854	h	13,347,405
Dreyfus Inflation Adjusted
Securities Fund, Cl. I	425,740	h	5,521,844
			62,717,065
Domestic Common Stocks--29.8%
BNY Mellon Focused Equity
Opportunities Fund, Cl. M	2,151,111	h	37,020,625
BNY Mellon Income Stock Fund, Cl.
M	2,232,867	h	21,435,528
BNY Mellon Mid Cap Multi-Strategy
Fund, Cl. M	1,571,429	h	23,351,428
BNY Mellon Small/Mid Cap Fund, Cl.
M	427,066	h	6,961,180
Dreyfus Institutional Preferred
Plus Money Market Fund	7,274,178	i	7,274,178
Dreyfus Research Growth Fund, Cl.
I	340,202	h	4,827,463
Dreyfus Select Managers Small Cap

Growth Fund, Cl. I	565,697	h	13,480,555
Dreyfus Select Managers Small Cap
Value Fund, Cl. I	501,753	h	12,468,562
Dreyfus U.S. Equity Fund, Cl. I	844,756	h	16,895,116
			143,714,635
Foreign Common Stocks--22.3%
BNY Mellon Emerging Markets Fund,
Cl. M	3,669,635	h	37,833,938
BNY Mellon International Fund, Cl.
M	1,895,364	h	24,393,339
Dreyfus Global Real Estate
Securities Fund, Cl. I	809,538	h	7,212,985
Dreyfus/Newton International
Equity Fund, Cl. I	556,785	h	11,631,238
Global Stock Fund, Cl. I	959,464	h	17,961,158
TCW Emerging Markets Income Fund,
Cl. I	941,117		8,225,364
			107,258,022
Total Other Investments
(cost $277,406,020)			330,787,091
Total Investments (cost $412,275,520)	99.7%		480,518,389
Cash and Receivables (Net)	.3%		1,315,335
Net Assets	100.0%		481,833,724

ETF -- Exchange-Traded Funds
GO -- General Obligation

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities were valued at $1,147,767 or .2% of net assets.
b Variable rate security--interest rate subject to periodic change.
c The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Security, or portion thereof, on loan. At May 31, 2014, the value of the fund's securities on loan was $4,386,813 and the value of the collateral held by the fund was $4,504,794, consisting of U.S. Government & Agency securities.

f	Non-income producing security.
g	Investment in real estate investment trust.
h	Investment in affiliated mutual fund.
i	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $68,242,869 of which $69,931,327 related to appreciated investment securities and $1,688,458 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	41.3
Mutual Funds: Foreign	22.3
Common Stocks	17.5
U.S. Government Agencies/Mortgage-Backed	8.0
Corporate Bonds	4.3
Alternative Investments	3.6
Money Market Investment	1.5
Municipal Bonds	.6
Foreign/Governmental	.3
Asset-Backed	.1
Commercial Mortgage-Backed	.1
Exchange-Traded Funds	.1
99.7

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	375,293	-	375,293
Commercial Mortgage-Backed	-	616,299	-	616,299
Corporate Bonds+	-	20,993,777	-	20,993,777
Equity Securities - Domestic Common Stocks+	83,823,131	-	-	83,823,131
Equity Securities - Foreign Common Stocks+	510,260	-	-	510,260
Exchange-Traded Funds	647,405	-	-	647,405
Foreign Government	-	1,264,392	-	1,264,392
Municipal Bonds+	-	3,063,819	-	3,063,819
Mutual Funds+	330,787,091	-	-	330,787,091
U.S. Government Agencies/Mortgage-Backed	-	20,194,092	-	20,194,092
U.S. Treasury	-	18,242,830	-	18,242,830

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 depending on the relevant imputs used.  For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	7,160,000		7,165,592
Casinos--.3%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,043,000	a	1,028,617
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	753,000	a	739,913
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,243,000	a	1,216,860
					2,985,390
Commercial Mortgage Pass-Through Ctfs.--1.0%
Commercial Mortgage Asset Trust,
Ser. 1999-C1, Cl. D	7.30	1/17/32	263,643	b	263,810
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	730,000		751,050
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	1,110,000		1,151,130
WFRBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000		8,933,367
					11,099,357
Consumer Discretionary--5.0%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	5,054,000		6,144,714
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	6,675,000		6,324,309
Comcast,
Gtd. Notes	3.13	7/15/22	11,887,000		12,120,175
Discovery Communications,
Gtd. Notes	3.70	6/1/15	7,050,000		7,284,095
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	8,110,000		8,507,690
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	5,220,000		5,665,370
Time Warner,
Gtd. Notes	4.00	1/15/22	6,125,000		6,482,418
					52,528,771
Consumer Staples--2.8%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	6,160,000		5,968,886
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	2,795,000		2,736,492
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000		7,850,269
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	5,610,000	a	6,005,073
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	6,735,000		6,665,724
					29,226,444
Energy--1.0%
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	4,990,000		5,231,281
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	5,355,000		5,586,614
					10,817,895
Financial--17.2%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	8,300,000		9,505,525
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	18,500,000		18,804,584
Bear Stearns,
Sub. Notes	5.55	1/22/17	5,681,000		6,297,286
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000		9,099,145
Boston Properties,

Sr. Unscd. Notes	4.13	5/15/21	7,185,000		7,731,735
Citigroup,
Sr. Unscd. Notes	2.50	9/26/18	7,075,000		7,196,145
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000		3,590,290
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	6,225,000		6,503,139
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	4,930,000	b	4,942,325
General Electric Capital,
Sub. Notes	5.30	2/11/21	8,285,000		9,440,873
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		9,954,442
HSBC Finance,
Sub. Notes	6.68	1/15/21	10,510,000		12,600,849
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		8,595,975
Morgan Stanley,
Sub. Notes	4.88	11/1/22	11,490,000		12,326,863
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	7,340,000		7,518,634
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	7,135,000		7,518,856
Rabobank Nederland,
Bank.Gtd. Notes	4.50	1/11/21	8,060,000		8,925,555
RBS Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	a	8,625,194
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,782,000		10,312,931
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	6,630,000		6,753,417
Toyota Motor Credit,
Sr. Unscd. Notes	1.13	5/16/17	5,615,000		5,634,911
					181,878,674
Foreign/Governmental--2.0%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000		6,659,138
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000		1,542,160
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	5,345,000		5,759,237
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		7,188,980
					21,149,515
Health Care--.9%
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	7,955,000		9,254,354
Industrial--1.0%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	11,060,000		11,023,148
Information Technology--2.1%
Intel,
Sr. Unscd. Notes	2.70	12/15/22	10,900,000		10,653,649
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000		12,076,433
					22,730,082
Materials--.7%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	7,075,000		7,236,091
Municipal Bonds--4.9%
Chicago,
GO	7.78	1/1/35	6,460,000		7,993,992
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	14,000,000		14,222,320
Illinois,
GO	4.42	1/1/15	4,935,000		5,048,258
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	3,985,000		4,339,984
New Jersey Economic Development
Authority, School Facilities

Construction Revenue	1.10	6/15/16	7,425,000		7,431,237
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	5,430,000		6,046,088
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		4,213,424
University of California Regents,
Medical Center Pooled Revenue
(Build America Bonds)	5.44	5/15/23	2,715,000		3,157,925
					52,453,228
Telecommunications--2.7%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000		8,794,167
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	9,395,000		10,539,903
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	8,490,000		9,575,506
					28,909,576
U.S. Government Agencies/Mortgage-Backed--32.2%
Federal Home Loan Mortgage Corp.:
3.00%, 9/1/27 - 11/1/42			22,065,382	c	22,922,837
3.50%, 12/1/28 - 6/1/43			20,641,292	c	21,334,128
4.00%, 6/1/26 - 4/1/44			18,423,642	c	19,670,813
4.50%, 5/1/39 - 11/1/41			41,509,727	c	45,338,508
5.00%, 12/1/39 - 7/1/40			12,334,687	c	13,649,692
5.50%, 12/1/37 - 12/1/38			6,656,687	c	7,405,620
Federal National Mortgage Association:
2.50%, 3/1/28 - 7/1/28			29,744,627	c	30,313,157
3.00%, 10/1/32 - 5/1/43			34,650,871	c	34,559,572
3.34%, 4/1/41			5,168,260	b,c	5,478,671
3.50%, 9/1/26 - 5/1/44			43,673,617	c	45,476,810
4.00%, 2/1/41 - 4/1/42			21,372,778	c	22,702,192
4.50%, 3/1/23 - 4/1/44			6,511,685	c	7,008,605
5.00%, 12/1/21 - 11/1/43			14,659,381	c	16,194,758
5.50%, 2/1/38 - 1/1/39			23,312,435	c	26,104,671
6.00%, 4/1/33 - 9/1/36			2,751,597	c	3,112,973
Series 2014-28, Cl. ND
3.00%, 3/25/40			7,517,152	c	7,682,574
REMIC, Ser. 2011-8, Cl. PV,
4.00%, 1/25/30			3,777,000	c	3,946,971
Government National Mortgage Association I:
5.00%, 11/15/34 - 3/15/36			7,478,623		8,277,144
					341,179,696
U.S. Government Securities--23.4%
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 1/15/23			12,345,873	d	12,333,811
Notes, 0.13%, 4/15/16			20,063,813	d	20,602,245
Notes, 0.13%, 4/15/18			11,944,608	d	12,346,341
Notes, 0.63%, 7/15/21			8,823,907	d,e	9,309,566
Notes, 1.38%, 1/15/20			10,927,961	d,e	11,992,585
Notes, 1.38%, 7/15/18			13,669,594	d	14,960,195
Notes, 2.38%, 1/15/17			15,348,969	d,e	16,823,913
U.S. Treasury Notes:
0.25%, 4/15/16			12,000,000		11,983,824
0.38%, 3/15/16			2,180,000		2,183,194
0.63%, 10/15/16			2,500,000		2,505,958
0.63%, 9/30/17			24,750,000	e	24,491,858
0.88%, 9/15/16			24,500,000		24,717,242
0.88%, 12/31/16			21,500,000	e	21,645,297
1.25%, 4/30/19			2,415,000		2,386,887
1.38%, 9/30/18			16,470,000	e	16,506,036
1.50%, 7/31/16			12,995,000		13,293,482
2.00%, 11/30/20			12,390,000		12,438,395
2.63%, 1/31/18			16,250,000		17,162,161
					247,682,990
Utilities--.5%
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	5,130,000		5,281,561
Total Bonds and Notes

(cost $1,012,157,927)		1,042,602,364

Other Investment--.7%	Shares	Value ($
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,904,827)	7,904,827 [f]	7,904,827
Total Investments (cost $1,020,062,754)	99.1%	1,050,507,191
Cash and Receivables (Net)	.9%	9,605,688
Net Assets	100.0%	1,060,112,879

GO- General Obligation
REMIC- Real Estate Mortgage Investment Conduit

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities were valued at $17,615,657 or 1.7% of net assets.
b Variable rate security--interest rate subject to periodic change.
c The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Security, or portion thereof, on loan. At May 31, 2014, the value of the fund’s securities on loan was $74,600,211 and the value of the collateral held by the fund was $76,442,979, consisting of U.S. Government and Agency securities.
f Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $30,444,437 of which $35,229,132 related to appreciated investment securities and $4,784,695 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	55.6
Corporate Bonds	34.2
Municipal Bonds	4.9
Foreign/Governmental	2.0
Commercial Mortgage-Backed	1.0
Asset-Backed	.7
Money Market Investment	.7
99.1

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	7,165,592	-	7,165,592
Commercial Mortgage-Backed	-	11,099,357	-	11,099,357
Corporate Bonds+	-	361,871,986	-	361,871,986
Foreign Government	-	21,149,515	-	21,149,515
Municipal Bonds+	-	52,453,228	-	52,453,228
Mutual Funds	7,904,827	-	-	7,904,827
U.S. Government Agencies/Mortgage-Backed	-	341,179,696	-	341,179,696
U.S. Treasury	-	247,682,990	-	247,682,990
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
May 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.6%	Rate (%)	Date	Amount ($)		Value ($)
Automobiles & Components--2.6%
Hyundai Capital America,
Sr. Unscd. Notes	1.88	8/9/16	3,000,000	b	3,050,394
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	4,500,000		4,720,666
Nissan Motor Acceptance,
Unscd. Notes	0.94	9/26/16	5,000,000	a,b	5,037,275
Volkswagen Group of America
Finance, Gtd. Notes	2.13	5/23/19	5,000,000	b	5,014,725
					17,823,060
Banks--11.8%
American Express Centurion Bank,
Sr. Unscd. Notes	0.67	11/13/15	2,375,000	a	2,385,445
BAC Capital Trust XIV,
Gtd. Notes, Ser. G	4.00	9/29/49	3,000,000	a	2,445,000
Bank of America,
Sub. Notes	5.49	3/15/19	3,000,000		3,409,338
Barclays Bank,
Sub. Notes	6.05	12/4/17	6,500,000	b	7,393,236
BBVA Bancomer SA Texas,
Sr. Unscd. Notes	4.38	4/10/24	4,000,000	b	4,085,000
BPCE,
Gtd. Notes	4.00	4/15/24	5,000,000		5,072,600
Citigroup,
Sub. Notes	4.05	7/30/22	6,500,000		6,657,631
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	2,000,000		2,212,148
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	4,000,000		4,604,656
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	1,250,000		1,223,822

Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,000,000		7,509,838
Rabobank Nederland,
Sr. Unscd. Notes	1.70	3/19/18	5,210,000		5,234,357
RBS Citizens Financial Group,
Sub. Notes	4.15	9/28/22	6,000,000	b	6,049,230
Royal Bank of Scotland Group,
Sub Notes	5.13	5/28/24	4,000,000		4,010,124
Santander Issuances,
Bank Gtd. Notes	5.91	6/20/16	5,750,000	b	6,086,703
Societe Generale,
Bank Gtd. Notes	2.75	10/12/17	6,000,000		6,226,566
Wachovia,
Sub. Notes	5.25	8/1/14	1,860,000		1,874,493
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	1,000,000		1,090,553
Westpac Banking,
Sub. Notes	4.63	6/1/18	4,750,000		5,159,004
					82,729,744
Capital Goods--3.3%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	2,000,000		1,993,336
CRH America,
Gtd. Notes	4.13	1/15/16	250,000		263,164
CRH America,
Gtd. Notes	6.00	9/30/16	5,500,000		6,121,109
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,255,663
L-3 Communications,
Gtd. Notes	1.50	5/28/17	1,000,000		1,003,417
Pentair Finance,
Gtd. Notes	2.65	12/1/19	4,500,000		4,538,520
Valmont Industries,
Gtd. Notes	6.63	4/20/20	5,000,000		5,963,220
					23,138,429
Commercial & Professional Services--1.4%
Republic Services,
Gtd. Notes	3.55	6/1/22	3,000,000		3,094,434

Waste Management,
Gtd. Notes	3.50	5/15/24	2,000,000		2,022,648
Waste Management,
Gtd. Notes	4.75	6/30/20	3,853,000		4,324,156
					9,441,238
Consumer Durables & Apparel--2.0%
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	3,000,000		3,035,979
Mattel,
Sr. Unscd. Notes	1.70	3/15/18	2,000,000		1,996,172
Mattel,
Sr. Unscd. Notes	2.35	5/6/19	2,000,000		2,015,558
NVR,
Sr. Unscd. Notes	3.95	9/15/22	6,775,000		6,867,099
					13,914,808
Consumer Services--1.0%
Brinker International,
Sr. Unscd. Notes	2.60	5/15/18	3,650,000		3,667,403
George Washington University,
Unscd. Notes	1.83	9/15/17	3,000,000		3,003,237
					6,670,640
Diversified Financials--9.9%
American Express,
Sr. Unscd. Notes	7.00	3/19/18	3,250,000		3,884,796
Apollo Management Holding,
Gtd. Notes	4.00	5/30/24	5,000,000	b	5,013,753
Bear Stearns,
Sub. Notes	5.55	1/22/17	4,800,000		5,320,714
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	b	3,306,810
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,000,000	b	2,397,246
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/23	5,736,000	b	5,866,305
Caterpillar Financial Services,
Sr. Unscd. Notes, Ser. G	1.25	11/6/17	2,000,000		1,999,148
Ford Motor Credit,
Sr. Unscd. Notes	4.25	2/3/17	5,500,000		5,912,478

General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	6,250,000	a,c	6,265,625
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	6,000,000		7,193,634
Jefferies Group,
Sr. Unscd. Notes	6.88	4/15/21	2,000,000		2,350,000
Jefferies Group,
Sr. Unscd. Bonds	8.50	7/15/19	800,000		1,000,762
John Deere Capital,
Sr. Unscd. Notes	2.80	9/18/17	4,000,000		4,209,368
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,273,715
Nomura Holdings,
Sr. Unscd. Bonds	2.00	9/13/16	3,107,000		3,156,942
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	4,500,000		4,609,517
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	1,750,000		1,782,576
					69,543,389
Energy--5.8%
Continental Resources,
Gtd. Notes	5.00	9/15/22	6,000,000		6,510,000
Devon Energy,
Sr. Unscd. Notes	1.88	7/15/41	3,250,000		3,311,334
Energy Transfer Partners,
Sr. Unscd. Notes	4.65	6/1/21	2,500,000		2,712,077
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	6,500,000		6,781,138
Pioneer Natural Resource,
Sr. Unscd. Notes	3.95	7/15/22	5,000,000		5,229,790
Rowan Companies
Gtd. Notes	5.00	9/1/17	1,050,000		1,143,783
Rowan Companies,
Gtd. Notes	4.75	1/15/24	1,000,000		1,052,331
Rowan Companies,
Gtd. Notes	7.88	8/1/19	3,000,000		3,693,573
Schlumberger Investment,
Gtd. Notes	1.25	8/1/17	3,000,000	b	2,996,037

Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	3,000,000		2,961,981
Sunoco Logistics Partners
Operations, Gtd. Notes	4.25	4/1/24	1,250,000		1,294,563
Weatherford International,
Gtd. Notes	5.13	9/15/20	2,252,000		2,520,936
					40,207,543
Food & Staples Retailing--.9%
CVS Caremark,
Sr. Unscd. Notes	2.25	12/5/18	2,000,000		2,031,060
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	4,500,000		4,453,713
					6,484,773
Food, Beverage & Tobacco--3.6%
Anheuser-Busch InBev Finance,
Gtd. Notes	1.25	1/17/18	5,000,000		4,999,580
Anheuser-Busch InBev Worldwide,
Gtd. Notes	1.38	7/15/17	1,000,000		1,008,004
Campbell Soup,
Sr. Unscd. Notes	0.53	8/1/14	400,000	a	400,235
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,500,000		1,512,007
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	4,250,000		4,161,035
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	2,850,000		2,981,385
General Mills,
Sr. Unscd. Notes	0.53	1/29/16	2,000,000	a	2,006,326
Kraft Foods Group,
Sr. Unscd. Notes	1.63	6/4/15	3,500,000		3,540,177
Pernod-Ricard,
Sr. Unscd. Notes	5.75	4/7/21	4,000,000	b	4,618,856
					25,227,605
Foreign/Governmental--3.8%
Bermudian Government
Sr. Unscd. Notes	5.60	7/20/20	5,102,000	b	5,693,832
Commonwealth of Bahamas,
Sr. Unscd. Notes	5.75	1/16/24	4,000,000	b,c	4,250,000

North American Development Bank,
Sr. Unscd. Notes	2.30	10/10/18	3,000,000		3,000,510
Petroleos Mexicanos
Gtd. Notes	2.25	7/18/18	5,000,000	a	5,206,250
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	2,000,000		2,245,000
Spanish Government,
Sr. Unscd. Notes	4.00	3/6/18	6,000,000	b	6,445,080
					26,840,672
Health Care Equipment & Services--2.4%
Aetna,
Sr. Unscd. Notes	2.20	3/15/19	4,000,000		4,020,928
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		4,713,290
UnitedHealth Group,
Sr. Unscd. Notes	1.40	10/15/17	3,000,000		3,021,426
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	5,000,000		5,044,550
					16,800,194
Insurance--2.4%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	4,750,000		5,439,909
Five Corners Funding Trust,
Unscd. Bonds	4.42	11/15/23	2,000,000	b	2,121,564
MetLife,
Sr. Unscd. Notes	1.76	12/15/17	5,000,000	a	5,065,940
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,250,000		4,478,646
					17,106,059
Materials--2.8%
Allegheny Technologies,
Sr. Unscd. Notes	5.88	8/15/23	4,000,000		4,333,240
Anglo American Capital,
Gtd. Notes	1.18	4/15/16	3,000,000	a,b	3,011,355
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	5,500,000		5,886,111
Eastman Chemical,
Sr. Unscd. Notes	2.40	6/1/17	2,000,000		2,057,644

Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	4,000,000	4,091,076
				19,379,426
Media--4.9%
21st Century Fox America,
Gtd. Notes	4.50	2/15/21	3,250,000	3,597,240
Comcast,
Gtd. Notes	3.13	7/15/22	5,000,000	5,098,080
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,982,000	6,864,961
Thomson Reuters,
Gtd. Notes	4.70	10/15/19	5,750,000	6,392,672
Time Warner,
Gtd. Notes	4.00	1/15/22	6,250,000	6,614,713
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	5,500,000	5,969,260
				34,536,926
Municipal Bonds--6.5%
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	7,500,000	7,619,100
Illinois,
GO	4.42	1/1/15	5,000,000	5,114,750
JobsOhio Beverage System,
Statewide Senior Lien Liquor
Profits Revenue	1.82	1/1/18	5,000,000	5,074,250
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	3.22	7/1/17	2,500,000	2,519,475
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.06	3/1/16	4,500,000	4,539,330
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	5,215,000	5,219,381
New Jersey Transportation Trust
Fund Authority (Transportation

System)	1.76	12/15/18	5,000,000		4,961,450
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	2,500,000		2,967,200
University of California Regents,
General Revenue	0.65	7/1/14	2,000,000	a	2,002,160
University of California Regents,
General Revenue	1.80	7/1/19	2,905,000		2,886,902
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	2,250,000		2,666,340
					45,570,338
Pharmaceuticals, Biotech & Life Sciences--2.4%
AbbVie,
Sr. Unscd. Notes	1.75	11/6/17	5,000,000		5,047,765
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000		3,712,762
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	1,750,000		2,009,947
Celgene,
Sr. Unscd. Notes	3.63	5/15/24	2,000,000		2,020,072
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	4,000,000		3,943,736
					16,734,282
Real Estate--9.1%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	5,000,000		5,361,015
Camden Property Trust,
Sr. Unscd. Notes	5.00	6/15/15	1,170,000		1,223,267
Corporate Office Properties,
Gtd. Notes	3.70	6/15/21	2,000,000		2,011,786
CubeSmart,
Gtd. Notes	4.80	7/15/22	6,400,000		6,920,947
DDR,
Sr. Unscd. Notes	3.50	1/15/21	5,000,000		5,087,300
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	2,000,000		1,960,140
First Industrial,
Sr. Unscd. Notes	5.95	5/15/17	1,500,000		1,662,702

First Industrial,
Sr. Unscd. Notes	6.42	6/1/14	1,720,000		1,720,000
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	4,000,000		4,053,244
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	2,000,000		2,195,132
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	2,500,000		2,875,063
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	4,000,000		4,051,208
Prologis,
Sr. Unscd. Notes	2.75	2/15/19	3,000,000		3,067,710
Prologis,
Gtd. Notes	7.38	10/30/19	2,100,000		2,616,692
Realty Income,
Sr. Unscd. Notes	4.65	8/1/23	3,000,000		3,230,595
Retail Opportunity Investments
Partnership, Gtd. Notes	5.00	12/15/23	3,500,000		3,748,980
UDR,
Gtd. Notes, Ser. 1	4.63	1/10/22	2,250,000		2,439,788
WEA Finance,
Gtd. Notes	7.13	4/15/18	5,500,000	b	6,569,574
Weingarten Realty Investors,
Sr. Unscd. Notes	3.50	4/15/23	3,000,000		2,956,650
					63,751,793
Retailing--1.3%
Autonation,
Gtd. Notes	5.50	2/1/20	3,000,000		3,270,000
Staples,
Sr. Unscd. Notes	4.38	1/12/23	6,000,000	c	5,975,424
					9,245,424
Semiconductors & Semiconductor Equipment--1.2%
Intel,
Sr. Unscd. Notes	1.35	12/15/17	3,000,000		3,006,948
Maxim Integrated Products,
Sr. Unscd. Notes	2.50	11/15/18	5,000,000		5,064,825
					8,071,773
Software & Services--6.0%

Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	5,000,000		5,583,770
Broadridge Financial Solution,
Sr. Unscd. Notes	3.95	9/1/20	4,000,000		4,215,328
CA,
Sr. Unscd. Notes	2.88	8/15/18	3,000,000		3,071,940
eBay,
Sr. Unscd. Notes	1.35	7/15/17	2,000,000		2,010,806
Fidelity National Information
Services, Gtd. Notes	3.50	4/15/23	2,000,000		1,972,590
Fidelity National Information
Services, Gtd. Notes	5.00	3/15/22	4,000,000		4,215,664
Fiserv,
Gtd. Notes	3.50	10/1/22	6,000,000		6,028,440
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	2,000,000		2,320,160
Symantec,
Sr. Unscd. Notes	2.75	6/15/17	4,500,000		4,625,771
Symantec,
Sr. Unscd. Notes	4.20	9/15/20	1,830,000		1,904,488
Total System Services,
Sr. Unscd. Notes	2.38	6/1/18	6,000,000		6,021,102
					41,970,059
Technology Hardware & Equipment--4.7%
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	3,500,000		3,612,423
Arrow Electronics,
Sr. Unscd. Notes	5.13	3/1/21	3,000,000		3,274,869
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	5,500,000		5,887,667
Jabil Circuit,
Sr. Unscd. Bonds	5.63	12/15/20	4,737,000		5,104,117
NetApp,
Sr. Unscd. Notes	2.00	12/15/17	4,000,000		4,069,532
Seagate HDD,
Gtd. Bonds	4.75	1/1/25	5,500,000	b	5,493,125
Seagate HDD,
Gtd. Notes	7.00	11/1/21	5,000,000		5,706,250

					33,147,983
Telecommunication Services--4.7%
AT&T,
Sr. Unscd. Notes	1.70	6/1/17	1,750,000		1,772,914
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	3,000,000		3,306,078
British Telecommunications,
Sr. Unscd. Notes	2.00	6/22/15	3,000,000		3,044,907
CenturyLink,
Sr. Unscd. Notes, Ser. T	5.80	3/15/22	3,000,000		3,135,000
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	500,000		547,500
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	6,500,000		6,898,730
Telefonos de Mexico,
Gtd. Notes	5.50	11/15/19	6,000,000		6,873,252
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	6,500,000		7,331,071
					32,909,452
Transportation--.9%
ERAC USA Finance,
Gtd. Notes	1.40	4/15/16	2,000,000	b	2,017,952
Union Pacific,
Sr. Unscd. Notes	2.25	2/15/19	4,000,000		4,080,232
					6,098,184
Utilities--3.2%
Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	4,000,000		4,286,448
CMS Energy,
Sr. Unscd. Notes	4.25	9/30/15	1,400,000		1,464,089
CMS Energy,
Sr. Unscd. Notes	5.05	3/15/22	1,500,000		1,711,656
Dominion Resources,
Sr. Unscd. Notes	2.25	9/1/15	2,050,000		2,092,466
Duke Energy,
Sr. Unscd. Notes	1.63	8/15/17	2,000,000		2,023,254
Georgia Power,
Sr. Unscd. Notes	0.75	8/10/15	2,500,000		2,510,227

NextEra Energy Capital Holdings,
Gtd. Debs	2.70	9/15/19	3,000,000	3,069,468
PPL Capital Funding,
Gtd. Notes	1.90	6/1/18	2,000,000	2,002,888
PPL Capital Funding,
Gtd. Notes	3.95	3/15/24	2,000,000	2,090,410
PSEG Power,
Gtd. Notes	2.75	9/15/16	1,000,000	1,041,359
				22,292,265
Total Bonds and Notes
(cost $680,717,120)				689,636,059

Other Investment--.5%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,246,999)			3,246,999 [d]	3,246,999
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,717,849)			5,717,849 [d]	5,717,849
Total Investments (cost $689,681,968)			99.9%	698,600,907
Cash and Receivables (Net)			.1%	991,515
Net Assets			100.0%	699,592,422

BAN--Bond Anticipation Notes
GO--General Obligation

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities were valued at $96,518,052 or 13.8% of net assets.
c	Security, or portion thereof, on loan. At May 31, 2014, the value of the fund's securities on loan was $5,493,706 and the value of the collateral held by the fund was $5,717,849.
d	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $8,918,939 of which $12,031,853 related to appreciated investment securities and $3,112,914 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	88.3
Municipal Bonds	6.5
Foreign/Governmental	3.8
Money Market Investments	1.3
99.9

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	617,225,049	-	617,225,049
Foreign Government	-	26,840,672	-	26,840,672
Municipal Bonds+	-	45,570,338	-	45,570,338
Mutual Funds	8,964,848	-	-	8,964,848

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2014 (Unaudited)

Common Stocks--94.2%	Shares		Value ($)
Brazil--8.8%
Ambev	1,312,400		9,291,016
Ambev, ADR	1,509,290		10,625,402
Arteris	1,335,100		10,661,491
Banco Santander Brasil, ADS	1,083,710		7,325,880
BM&FBovespa	883,500		4,330,148
Brasil Insurance Participacoes e Administracao	769,843		2,749,071
Cia de Saneamento Basico do Estado de Sao Paulo	970,200		9,432,199
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	617,700		6,047,283
Cia Hering	248,500		2,412,568
EDP - Energias do Brasil	2,906,600		12,182,732
Fibria Celulose, ADR	273,610	a	2,580,142
Gerdau, ADR	655,080		3,891,175
Grupo BTG Pactual	816,800		12,396,197
Itau Unibanco Holding, ADR	886,884		13,746,702
JBS	1,587,400		5,314,244
Magnesita Refratarios	2,009,500		4,161,978
Petroleo Brasileiro	1,380,300		9,697,774
Petroleo Brasileiro, ADR	2,119,960		29,891,436
Rossi Residencial	3,451,471	a	2,495,819
Telefonica Brasil, ADR	319,292		6,420,962
Vale, ADR	486,540		5,585,479
			171,239,698
Chile--.5%
Banco Santander Chile, ADR	389,320		9,771,932
China--16.8%
Air China, Cl. H	5,044,000		2,882,118
Anhui Conch Cement, Cl. H	5,824,500		20,960,222
Baoxin Auto Group	1,635,000		1,360,224
Beijing Capital International Airport, Cl. H	11,544,000		7,921,382
China BlueChemical, Cl. H	5,556,000		2,974,016
China Cinda Asset Management, Cl. H	14,589,970		6,962,884
China Communications Construction, Cl. H	7,555,000		5,047,743
China Communications Services, Cl. H	12,836,000		6,092,711
China Construction Bank, Cl. H	58,428,939		42,881,827
China Life Insurance, Cl. H	3,109,000		8,541,484
China Longyuan Power Group, Cl. H	4,539,000		5,046,618
China Machinery Engineering, Cl. H	7,839,000		5,045,384
China Petroleum & Chemical, Cl. H	12,099,400		10,971,151
China Railway Group, Cl. H	9,016,000		4,198,113

China Shenhua Energy, Cl. H	3,260,000		8,935,309
China Telecom, Cl. H	17,766,000		8,936,908
China ZhengTong Auto Services Holdings	3,945,500		2,040,701
CNOOC	22,456,000		38,522,730
CSR, Cl. H	9,003,000		6,665,491
Dongfang Electric, Cl. H	3,216,800		5,028,746
Dongfeng Motor Group, Cl. H	3,936,000		6,041,365
Guangzhou Automobile Group, Cl. H	4,419,254		4,656,976
Industrial & Commercial Bank of China, Cl. H	22,935,475		14,909,782
Lianhua Supermarket Holdings, Cl. H	9,867,000		5,307,062
New China Life Insurance, Cl. H	2,682,600		8,390,748
PetroChina, Cl. H	2,644,000		3,154,541
PICC Property & Casualty, Cl. H	12,341,240		18,178,495
Sihuan Pharmaceutical Holdings Group	7,136,000		8,504,716
Tencent Holdings	1,697,500		23,931,117
Vipshop Holdings, ADS	34,320	a	5,582,491
Weichai Power, Cl. H	4,756,000		17,759,201
Weiqiao Textile, Cl. H	2,503,400		1,411,057
Wumart Stores, Cl. H	6,086,000		5,439,991
Zhejiang Expressway, Cl. H	4,684,000		4,639,927
			328,923,231
Colombia--.3%
Bancolombia, ADR	103,000		5,740,190
Greece--.5%
National Bank of Greece	573,040	a	2,046,599
OPAP	448,570		7,618,945
			9,665,544
Hong Kong--6.0%
China Mobile	109,200		1,068,344
China Mobile, ADR	225,010		11,038,991
China Overseas Land & Investment	3,406,000		8,874,196
China Power International Development	3,563,920		1,259,539
China Resources Power Holdings	7,809,000		20,497,120
China Unicom Hong Kong	1,598,000		2,390,935
COSCO Pacific	7,260,731		9,589,883
Global Bio-Chem Technology Group	36,191,920	a	1,307,082
Haier Electronics Group	3,432,000		8,030,038
iShares FTSE A50 China Index ETF	6,281,700		6,733,041
NWS Holdings	4,056,360		7,063,229
Parkson Retail Group	32,438,000		9,581,259
Shanghai Industrial Holdings	3,495,000		10,796,568
Sino Biopharmaceutical	5,672,000		4,623,665
SJM Holdings	3,386,000		9,717,398
Xinyi Glass Holdings	6,484,000		4,549,618
			117,120,906
Hungary--.6%

OTP Bank	324,200		7,083,367
Richter Gedeon	274,336		5,149,098
			12,232,465
India--10.8%
Bharat Heavy Electricals	1,442,760		5,913,631
Coal India	1,178,530		7,397,475
Grasim Industries	13,660		734,956
Grasim Industries, GDR	123,329		6,631,400
HCL Technologies	344,990		8,282,037
Hindustan Petroleum	494,952		3,355,940
ICICI Bank	610,260		14,645,104
India Cements	7,571,241		12,793,847
Jubilant Life Sciences	338,958		998,690
Maruti Suzuki India	434,480		16,704,208
NMDC	2,821,755		8,118,097
Oil & Natural Gas	1,873,652		11,990,548
Oriental Bank of Commerce	613,228		3,518,615
Power Grid Corporation of India	4,189,496		8,649,831
Punjab National Bank	356,920		5,700,814
Reliance Industries	2,072,947		37,350,934
Rolta India	3,307,690		5,978,360
Sesa Sterlite	1,134,952		5,386,652
State Bank of India	280,068		12,049,465
State Bank of India, GDR	8,450	b	724,165
Steel Authority of India	3,660,107		5,419,857
Tata Motors	2,204,563		15,484,919
Tech Mahindra	226,430		7,368,842
UPL	1,145,320		5,849,680
			211,048,067
Indonesia--.8%
Aneka Tambang Persero	7,568,000		777,867
Bank Negara Indonesia Persero	23,339,900		9,545,869
Indocement Tunggal Prakarsa	2,651,500		5,144,024
United Tractors	450,000		835,439
			16,303,199
Macau--.4%
Sands China	1,159,200		8,447,726
Malaysia--.9%
CIMB Group Holdings	7,506,144		17,147,556
Mexico--1.6%
Alpek	1,437,300		2,750,172
America Movil, ADR, Ser. L	150,370		2,906,652
Consorcio ARA	5,679,016	a	2,610,585
Controladora Vuela Compania de Aviacion, ADR	648,822		5,709,634
Grupo Financiero Banorte, Ser. O	1,524,800		11,135,493
Grupo Lala	2,687,200		6,772,083

			31,884,619
Peru--.4%
Credicorp	43,850		6,851,563
Philippines--1.1%
Metropolitan Bank & Trust	8,065,362		15,391,560
Universal Robina	1,710,490		5,824,775
			21,216,335
Poland--.7%
Asseco Poland	134,321		1,810,751
Energa	1,415,269		8,811,757
Powszechna Kasa Oszczednosci Bank Polski	279,256		3,736,974
			14,359,482
Russia--4.5%
Gazprom, ADR	3,299,467		26,893,956
JKX Oil & Gas	1,483,440	a	1,516,784
Lukoil, ADR	372,860		21,096,419
Mobile Telesystems	1,111,420	c	8,997,356
Mobile Telesystems, ADR	295,740		5,468,233
Rosneft, GDR	1,440,036	a	9,391,915
Sberbank of Russia, ADR	1,417,830		14,242,103
			87,606,766
South Africa--2.8%
AngloGold Ashanti	7,339	a	114,340
Barclays Africa Group	818,839		11,922,568
Bidvest Group	223,760		6,218,568
Mediclinic International	1,227,770		9,738,820
MTN Group	983,839		20,735,493
Murray & Roberts Holdings	490,318	a	1,181,372
Tiger Brands	198,570		5,628,641
			55,539,802
South Korea--17.3%
BS Financial Group	380,290		5,796,422
DGB Financial Group	625,240		9,560,619
E-Mart	20,943		4,803,629
Hana Financial Group	613,290		22,272,490
Hite Jinro	272,352		5,766,323
Hyundai Development Co-Engineering & Construction	96,910		2,716,748
Hyundai Mobis	21,214		5,988,661
Hyundai Motor	165,206		36,354,388
KB Financial Group	390,398		13,297,717
KB Financial Group, ADR	158,300		5,385,366
Kia Motors	44,815		2,582,946
Korea Electric Power	97,265		3,727,761
Korea Electric Power, ADR	664,929		12,793,234
KT	55,830		1,663,627
KT, ADR	269,430		4,006,424

LG Chem	22,000		5,606,744
LG Electronics	130,505		9,325,441
Mirae Asset Securities	92,998		3,878,715
NAVER	24,502		18,204,779
NongShim	6,905		2,101,551
POSCO	19,574		5,544,879
POSCO, ADR	56,320		3,986,893
Samsung Electronics	53,743		76,015,633
Samsung Fire & Marine Insurance	28,915		7,369,045
Shinhan Financial Group	462,200		20,092,698
Shinsegae	35,255		7,222,402
SK Hynix	577,330	a	24,984,434
SK Telecom	57,636		12,400,610
SK Telecom, ADR	34,894		831,524
Tongyang Life Insurance	341,635		3,365,450
			337,647,153
Taiwan--11.4%
Advanced Semiconductor Engineering	11,000,842		13,941,138
Catcher Technology	1,584,000		14,157,243
China Life Insurance	16,243,440		15,330,388
Compal Electronics	23,070,160		19,003,617
CTBC Financial Holding	3,579,680		2,280,165
Delta Electronics	2,221,000		14,443,481
E.Sun Financial Holding	16,929,389		11,178,800
Epistar	2,386,000	a	5,410,882
First Financial Holding	11,294,760		7,006,138
Fubon Financial Holding	11,908,490		17,136,661
Hon Hai Precision Industry	3,792,402		11,686,247
Inventec	11,003,900		10,275,273
Mega Financial Holding	17,180,598		14,352,736
Nan Ya Printed Circuit Board	3,139,013	a	5,024,849
Radiant Opto-Electronics	1,372,050		5,628,125
Shin Kong Financial Holding	13,662,940		4,337,803
Simplo Technology	854,000		4,499,908
Taiwan Semiconductor Manufacturing	1,456,517		5,804,598
Taiwan Semiconductor Manufacturing, ADR	1,289,950		26,521,372
United Microelectronics	28,241,397		13,232,783
United Microelectronics, ADR	504,000		1,159,200
			222,411,407
Thailand--3.1%
Bangkok Bank	1,813,800		10,220,926
Jasmine International	42,530,400		10,234,242
Kasikornbank	2,367,500		13,485,303
PTT Global Chemical	8,675,383		18,167,304
Thai Beverage	11,964,000		6,009,184
Thai Oil	1,746,100		2,646,009

			60,762,968
Turkey--3.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi	11,508,930		14,705,794
Ford Otomotiv Sanayi	193,060	a	2,558,915
Turkiye Garanti Bankasi	3,472,270		14,154,624
Turkiye Halk Bankasi	4,299,076		33,410,384
			64,829,717
United Arab Emirates--.2%
Emaar Properties	1,087,855		3,095,083
United States--1.4%
iShares MSCI Emerging Markets ETF	631,150		26,855,433
Total Common Stocks
(cost $1,665,937,936)			1,840,700,842

Preferred Stocks--3.7%
Brazil
Banco do Estado do Rio Grande do Sul, Cl. B	1,592,400		7,548,671
Bradespar	282,800		2,347,936
Cia Brasileira de Distribuicao	411,800		18,712,333
Gerdau	227,300		1,352,457
Itau Unibanco Holding	1,629,860		25,390,400
Suzano Papel e Celulose, Cl. A	1,478,600		5,326,207
Vale	1,056,300		12,089,243
Total Preferred Stocks
(cost $80,977,347)			72,767,247

	Number of
Rights--.0%	Rights		Value ($)
South Korea
BS Financial Group
(cost $131,489)	72,437	[a]	138,456

Other Investment--1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $24,250,088)	24,250,088	[d]	24,250,088
Total Investments (cost $1,771,296,860)	99.1%		1,937,856,633
Cash and Receivables (Net)	.9%		17,449,463
Net Assets	100.0%		1,955,306,096

ADR - American Depository Receipts
ADS - American Depository Shares
ETF - Exchange-Traded Funds
GDR - Global Depository Receipts

a	Non-income producing security.

b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, this security was valued at $724,165 or less than .05% of net assets.
c	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At May 31, 2014, the value of this security amounted to $8,997,356 or .5% of net assets.
d	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $166,559,773 of which $270,706,090 related to appreciated investment securities and $104,146,317 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	29.9
Information Technology	16.7
Energy	11.4
Consumer Discretionary	8.4
Materials	7.6
Industrial	6.1
Telecommunication Services	5.3
Consumer Staples	4.8
Utilities	4.5
Exchange-Traded Funds	1.7
Health Care	1.5
Money Market Investment	1.2
99.1

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Euro,
Expiring
6/3/2014 a	979,764	1,334,301	1,335,574	1,273

Singapore Dollar,
Expiring:
6/2/2014 a	2,463,558	1,963,495	1,964,090	595
6/3/2014 b	2,171,859	1,732,083	1,731,530	(553)

South Korean Won,
Expiring
6/2/2014 c	1,771,936,247	1,735,490	1,736,852	1,362

Sales:		Proceeds ($)

Polish Zloty,
Expiring
6/3/2014 b	477,343	157,099	157,334	(235)

South Korean Won,
Expiring
6/2/2014 c	7,817,945,176	7,654,147	7,663,150	(9,003)

Thai Baht,
Expiring:
6/2/2014 c	44,080,238	1,345,345	1,342,681	2,664

6/3/2014 c	36,369,620	1,107,817	1,107,817	-

Gross Unrealized Appreciation				5,894
Gross Unrealized Depreciation				(9,791)

Counterparties:

a	JP Morgan Chase Bank
b	Goldman Sachs International
c	HSBC

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	1,798,115,012	8,997,356	-	1,807,112,368
Equity Securities - Foreign Preferred Stocks+	72,767,247		-	72,767,247
Exchange-Traded Funds	33,588,474	-	-	33,588,474
Mutual Funds	24,250,088	-	-	24,250,088
Rights+	138,456	-	-	138,456
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	5,894	-	5,894
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(9,791)	-	(9,791)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
May 31, 2014 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Automobiles & Components--6.3%
Harley-Davidson	301,200		21,457,488
Johnson Controls	378,955		18,326,264
			39,783,752
Banks--3.9%
Wells Fargo & Co.	484,510		24,603,418
Capital Goods--9.7%
Caterpillar	175,385		17,929,609
Dover	229,620		20,018,272
Eaton	322,830		23,789,343
			61,737,224
Consumer Services--3.1%
Las Vegas Sands	254,350		19,462,862
Diversified Financials--10.9%
Capital One Financial	309,700		24,432,233
IntercontinentalExchange Group	123,880		24,330,032
Invesco	547,730		20,101,691
			68,863,956
Energy--14.5%
Halliburton	289,345		18,703,261
Nabors Industries	678,270		17,791,022
National Oilwell Varco	222,320		18,201,338
Southwestern Energy	367,080	a	16,691,128
Valero Energy	364,680		20,440,314
			91,827,063
Food, Beverage & Tobacco--5.6%
Monster Beverage	209,410	a	14,528,866
PepsiCo	239,780		21,179,767
			35,708,633
Household & Personal Products--3.2%
Procter & Gamble	247,700		20,011,683
Materials--2.7%

Celanese, Ser. A	274,970		17,240,619
Media--3.3%
Comcast, Cl. A	402,760	b	21,024,072
Pharmaceuticals, Biotech & Life Sciences--15.0%
Bristol-Myers Squibb	421,610		20,970,881
Merck & Co.	469,720		27,177,999
Shire, ADR	143,390		24,862,392
Teva Pharmaceutical Industries,
ADR	439,280		22,179,247
			95,190,519
Retailing--2.9%
Lowe's	395,880	b	18,638,030
Semiconductors & Semiconductor Equipment--9.1%
Avago Technologies	377,470		26,675,805
Micron Technology	1,078,150	a	30,824,309
			57,500,114
Software & Services--9.2%
Adobe Systems	293,230	a	18,925,064
salesforce.com	317,050	a	16,686,341
Yahoo!	658,520	a	22,817,718
			58,429,123
Total Common Stocks
(cost $464,873,438)			630,021,068

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,122,526)	3,122,526	[c]	3,122,526
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $564,450)	564,450	[c]	564,450
Total Investments (cost $468,560,414)	100.0%		633,708,044
Liabilities, Less Cash and Receivables	(.0%)		(87,632)
Net Assets	100.0%		633,620,412

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2014, the value of the fund's securities on loan was $19,004,961 and the value of the collateral held by the fund was $19,419,703, consisting of cash collateral of $564,450 and U.S. Government and
Agency securities valued at $18,855,253.
c Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $165,147,630 of which $165,529,134 related to appreciated investment securities and $381,504 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	15.0
Energy	14.5
Diversified Financials	10.9
Capital Goods	9.7
Software & Services	9.2
Semiconductors & Semiconductor Equipment	9.1
Automobiles & Components	6.3
Food, Beverage & Tobacco	5.6
Banks	3.9
Media	3.3
Household & Personal Products	3.2
Consumer Services	3.1
Retailing	2.9
Materials	2.7
Money Market Investments	.6
100.0

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	556,303,624	-	-	556,303,624
Equity Securities - Foreign Common Stocks+	73,717,444	-	-	73,717,444
Mutual Funds	3,686,976	-	-	3,686,976

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2014 (Unaudited)

Common Stocks--95.7%	Shares	Value ($)
Automobiles & Components--1.5%
General Motors	505,549	17,481,884
Banks--16.4%
Fifth Third Bancorp	605,540	12,528,623
JPMorgan Chase & Co.	879,329	48,864,313
People's United Financial	901,100	12,948,807
PNC Financial Services Group	417,990	35,642,007
U.S. Bancorp	987,510	41,663,047
Wells Fargo & Co.	912,580	46,340,812
		197,987,609
Capital Goods--7.9%
Eaton	281,550	20,747,420
General Electric	443,652	11,885,437
Honeywell International	246,730	22,982,900
Lockheed Martin	152,030	24,879,710
PACCAR	233,490	14,793,926
		95,289,393
Consumer Services--1.4%
Carnival	429,610	17,197,288
Diversified Financials--1.8%
Invesco	583,369	21,409,642
Energy--9.2%
Exxon Mobil	498,530	50,117,221
Occidental Petroleum	490,270	48,875,016
Phillips 66	149,099	12,642,104
		111,634,341
Food, Beverage & Tobacco--11.3%
Coca-Cola Enterprises	257,500	11,752,300
Lorillard	230,830	14,350,701
Molson Coors Brewing, Cl. B	183,290	12,047,652
PepsiCo	543,500	48,007,355
Philip Morris International	560,270	49,606,306
		135,764,314
Health Care Equipment & Services--2.9%
Cardinal Health	492,310	34,771,855
Insurance--1.4%
MetLife	337,910	17,209,756
Materials--4.9%
Dow Chemical	647,220	33,733,106
Martin Marietta Materials	204,560	25,119,968
		58,853,074
Media--6.5%

Omnicom Group	430,740	30,647,151
Regal Entertainment Group, Cl. A	1,277,480	24,923,635
Time Warner	172,860	12,070,814
Viacom, Cl. B	132,480	11,304,518
		78,946,118
Pharmaceuticals, Biotech & Life Sciences--9.7%
AbbVie	773,650	42,032,405
Johnson & Johnson	120,340	12,209,696
Merck & Co.	713,410	41,277,903
Pfizer	730,208	21,636,063
		117,156,067
Retailing--1.0%
Kohl's	213,950	11,647,438
Semiconductors & Semiconductor Equipment--4.2%
Microchip Technology	560,400	26,675,040
Texas Instruments	514,220	24,158,056
		50,833,096
Software & Services--1.2%
Microsoft	362,140	14,826,012
Technology Hardware & Equipment--3.1%
Cisco Systems	1,536,970	37,840,201
Telecommunication Services--3.2%
Windstream Holdings	4,067,072	38,921,879
Utilities--8.1%
National Grid, ADR	366,770	27,408,722
NextEra Energy	190,330	18,530,529
NRG Energy	390,060	13,901,738
NRG Yield, Cl. A	814,338	38,200,596
		98,041,585
Total Common Stocks
(cost $920,438,525)		1,155,811,552

Preferred Stocks--1.0%
Utilities
NextEra Energy
Conv. Cum. $1.98
(cost $11,701,589)	219,730	12,432,323

Other Investment--3.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $37,997,201)	37,997,201 [a]	37,997,201
Total Investments (cost $970,137,315)	99.9%	1,206,241,076
Cash and Receivables (Net)	.1%	1,103,701
Net Assets	100.0%	1,207,344,777

ADR - American Depository Receipts

a Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $236,095,899 of which $236,429,609 related to appreciated investment securities and $333,710 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	16.4
Food, Beverage & Tobacco	11.3
Pharmaceuticals, Biotech & Life Sciences	9.7
Energy	9.2
Utilities	9.1
Capital Goods	7.9
Media	6.5
Materials	4.9
Semiconductors & Semiconductor Equipment	4.2
Money Market Investment	3.2
Telecommunication Services	3.2
Technology Hardware & Equipment	3.1
Health Care Equipment & Services	2.9
Diversified Financials	1.8
Automobiles & Components	1.5
Consumer Services	1.4
Insurance	1.4
Software & Services	1.2
Retailing	1.0
99.9

†	Based on net assets.

STATEMENT OF OPTIONS WRITTEN
May 31, 2014 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
NRG Energy,
July 2014 @ $37	1,696	(59,360)
NextEra Energy,
July 2014 @ $100	1,236	(129,780)

Total Options Written
(premiums received $181,278)		(189,140)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,128,402,830	-	-	1,128,402,830
Equity Securities - Domestic Preferred Stocks+	12,432,323	-	-	12,432,323
Equity Securities - Foreign Common Stocks+	27,408,722	-	-	27,408,722
Mutual Funds	37,997,201	-	-	37,997,201
Liabilities ($)
Other Financial Instruments:				-
Options Written	(189,140)	-	-	(189,140)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.9%	Rate (%)	Date	Amount ($)		Value ($)
Casinos--.2%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	777,000	a	766,285
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	370,000	a	363,569
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	949,000	a	929,042
					2,058,896
Commercial Mortgage Pass-Through Ctfs.--2.9%
Banc of America Commerical
Mortgage Trust, Ser. 2005-4,
Cl. A5A	4.93	7/10/45	10,470,000		10,873,137
GCCFC Commercial Mortgage Trust,
Ser. 2005-GG3, Cl. A4	4.80	8/10/42	4,815,000	b	4,872,359
GE Capital Commercial Mortgage,
Ser. 2005-C2, Cl. AJ	5.06	5/10/43	2,290,000	b	2,374,218
GE Commercial Mortgage Corporation
Trust, Ser. 2006-C1, Cl. A4	5.46	3/10/44	2,957,533	b	3,130,421
Morgan Stanley Capital I Trust,
Ser. 2006-HQ10, Cl. A4FX	5.33	11/12/41	4,844,689		5,255,693
					26,505,828
Consumer Discretionary--5.6%
Amazon.com,
Sr. Unscd. Notes	1.20	11/29/17	6,345,000		6,325,020
Discovery Communications,
Gtd. Notes	3.70	6/1/15	4,800,000		4,959,384
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	6,120,000		7,023,330
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	6,075,000		6,531,567
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	7,050,000		7,808,108
Stanford University,
Unscd. Bonds	4.75	5/1/19	5,000,000		5,656,630
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	4,455,000		4,835,101

Time Warner,
Gtd. Notes	4.00	1/15/22	7,400,000		7,831,820
					50,970,960
Consumer Staples--6.7%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	1.38	7/15/17	3,430,000		3,457,454
Coca-Cola,
Sr. Unscd. Notes	0.75	11/1/16	3,345,000		3,351,938
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	4,887,000		4,784,700
Diageo Capital,
Gtd. Notes	1.50	5/11/17	5,300,000		5,371,439
Dr. Pepper Snapple Group,
Gtd. Notes	2.60	1/15/19	6,145,000		6,278,746
Kroger,
Sr. Unscd. Notes	2.20	1/15/17	4,230,000		4,353,677
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000		5,130,717
Mondelez International,
Sr. Unscd. Notes	4.13	2/9/16	6,930,000		7,327,837
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	4,520,000	a	4,838,312
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	7,280,000		7,381,753
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	7,920,000		8,568,624
					60,845,197
Energy--1.6%
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	6,250,000		6,552,206
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	3,005,000		3,216,693
Petrobras International Finance,
Gtd. Notes	3.88	1/27/16	5,000,000		5,171,000
					14,939,899
Financial--17.6%
American Express Credit,
Sr. Unscd. Notes	2.75	9/15/15	5,010,000		5,156,102
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	5,925,000		6,785,571
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	14,500,000		14,738,728

Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	6,948,000		7,449,666
Citigroup,
Sr. Unscd. Notes	2.50	9/26/18	7,780,000		7,913,217
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,590,000		4,111,369
Fidelity National Inform,
Gtd. Notes	3.88	6/5/24	3,970,000		3,983,994
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	5,035,000		5,259,969
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	3,550,000	b	3,558,875
General Electric Capital,
Sub. Notes	5.30	2/11/21	2,765,000		3,150,756
Goldman Sachs Group,
Sr. Unscd. Notes	3.30	5/3/15	7,780,000		7,972,936
HSBC Finance,
Sub. Notes	6.68	1/15/21	9,502,000		11,392,318
John Deere Capital,
Sr. Unscd. Notes	1.25	12/2/14	3,000,000		3,016,305
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	7,895,000		7,729,663
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000		4,977,494
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,610,000		8,164,267
NYSE Euronext,
Gtd. Notes	2.00	10/5/17	5,800,000		5,941,155
Private Export Funding,
Gov't Gtd. Notes, Ser. Z	4.38	3/15/19	1,065,000		1,202,432
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,735,000		4,989,738
Rabobank Nederland,
Sr. Unscd. Notes	1.70	3/19/18	6,820,000		6,851,883
Royal Bank of Canada,
Covered Bonds	1.20	9/19/18	3,330,000		3,328,628
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	5,920,000		6,048,464
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	6,682,000		6,786,246
Societe Generale,
Bank Gtd. Notes	2.63	10/1/18	4,145,000	c	4,238,146

TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	3,650,000		3,717,945
Toyota Motor Credit,
Sr. Unscd. Notes	2.10	1/17/19	5,640,000		5,714,059
Wachovia,
Sub. Notes	5.25	8/1/14	6,210,000		6,258,388
					160,438,314
Foreign/Governmental--1.6%
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000		1,108,688
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000	c	6,047,434
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000		7,205,570
					14,361,692
Health Care--3.6%
AbbVie,
Sr. Unscd. Notes	1.20	11/6/15	6,440,000		6,498,018
Amgen,
Sr. Unscd. Notes	5.70	2/1/19	2,905,000		3,394,504
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	6,090,000		6,994,615
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000		6,767,783
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000		4,821,217
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.20	3/1/16	4,220,000		4,399,806
					32,875,943
Industrial--.9%
ABB Finance USA,
Gtd. Notes	1.63	5/8/17	6,107,000		6,186,257
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000		2,215,818
					8,402,075
Information Technology--4.6%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,414,000		7,162,860
Apple,
Sr. Unscd. Notes	1.00	5/3/18	5,915,000		5,824,672
Cisco Systems,
Sr. Unscd. Notes	2.13	3/1/19	7,265,000		7,344,544

EMC,
Sr. Unscd. Notes	1.88	6/1/18	5,710,000		5,778,834
Intel,
Sr. Unscd. Notes	1.35	12/15/17	7,930,000		7,948,366
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000		8,120,560
					42,179,836
Materials--.8%
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	6,545,000		7,110,318
Municipal Bonds--4.6%
California,
GO (Various Purpose)	5.95	4/1/16	3,255,000		3,572,786
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	11,000,000		11,174,680
Illinois,
GO	4.42	1/1/15	4,750,000		4,859,012
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	9,625,000		10,482,395
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	6,450,000		6,455,418
University of California Regents,
General Revenue	1.80	7/1/19	5,675,000		5,639,645
					42,183,936
Telecommunication Services--3.4%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	6,960,000		7,670,101
British Telecommunications,
Sr. Unscd. Notes	1.25	2/14/17	4,900,000		4,920,394
Telefonica Emisiones,
Gtd. Notes	3.99	2/16/16	6,635,000		6,972,987
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	10,515,000		11,859,416
					31,422,898
U.S. Government Agencies--1.0%
Federal Home Loan Bank,
Bonds	1.38	3/9/18	5,500,000	d	5,540,942
Federal National Mortgage
Association, Notes	2.00	4/30/20	3,610,000	d	3,606,859
					9,147,801

U.S. Government Agencies/Mortgage-Backed--2.9%

Federal Home Loan Mortgage Corp.:
REMIC, Ser. 3977, Cl. GA,
1.50%, 7/15/19	6,335,975	d	6,388,931
Federal National Mortgage Association:
3.69%, 6/1/17	4,844,064	d	5,198,028
REMIC, Ser. 2010-9, Cl. A,
4.00%, 11/25/23	202,977	d	204,791
Government National Mortgage Association I:
Ser. 2013-17, Cl. AB, 2.30%,
1/16/49	3,380,735		3,372,724
Ser. 2009-119, Cl. B, 4.29%,
2/16/41	907,002		925,320
Ser. 2005-59, Cl. C, 4.98%,
2/16/37	9,712,571	b	10,244,193
			26,333,987
U.S. Government Securities--40.1%
U.S. Treasury Bonds;
7.25%, 5/15/16	1,500,000		1,701,445
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/17	18,338,813	e	18,966,349
Notes, 0.13%, 4/15/18	22,729,496	e	23,493,957
Notes, 0.63%, 7/15/21	7,419,628	c,e	7,827,996
Notes, 1.38%, 7/15/18	8,543,496	e	9,350,122
Notes, 2.38%, 1/15/17	18,472,640	c,e	20,247,749
U.S. Treasury Notes:
0.25%, 5/15/15	5,825,000	c	5,833,534
0.25%, 7/31/15	5,540,000	c	5,547,684
0.25%, 9/15/15	11,375,000	c	11,388,548
0.25%, 12/15/15	26,655,000		26,668,541
0.25%, 12/31/15	8,000,000	c	8,003,440
0.38%, 8/31/15	12,500,000	c	12,536,625
0.50%, 6/15/16	16,450,000		16,489,200
0.63%, 7/15/16	32,500,000		32,645,990
0.63%, 2/15/17	4,500,000		4,495,428
0.63%, 5/31/17	7,325,000	c	7,287,232
0.63%, 9/30/17	15,750,000	c	15,585,727
0.75%, 1/15/17	5,000,000		5,015,820
0.88%, 12/31/16	9,600,000	c	9,664,877
0.88%, 1/31/17	19,925,000		20,043,315
0.88%, 2/28/17	15,000,000	c	15,077,925
1.00%, 9/30/16	3,610,000		3,652,165
1.50%, 6/30/16	12,150,000		12,426,692

2.00%, 11/30/20	4,590,000		4,607,929
2.13%, 11/30/14	7,250,000		7,323,914
2.13%, 2/29/16	23,995,000		24,771,550
2.50%, 4/30/15	3,000,000		3,065,685
2.63%, 1/31/18	5,765,000		6,088,607
2.75%, 2/15/24	11,500,000	c	11,818,044
3.25%, 7/31/16	7,135,000		7,569,229
4.50%, 11/15/15	6,070,000		6,450,322
			365,645,641

Utilities--.8%
Duke Energy Carolinas,
First Mortgage Bonds	1.75	12/15/16	3,010,000	3,085,843
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	3,655,000	3,762,983
				6,848,826
Total Bonds and Notes
(cost $885,750,509)				902,272,047

Other Investment--.6%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,806,088)			5,806,088 [f]	5,806,088
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,465,700)			1,465,700 [f]	1,465,700
Total Investments (cost $893,022,297)			99.7%	909,543,835
Cash and Receivables (Net)			.3%	2,777,569
Net Assets			100.0%	912,321,404

GO - General Obligation
REMIC - Real Estate Mortgage Investment Conduit

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities were valued at $6,897,208 or .8% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Security, or portion thereof, on loan. At May 31, 2014, the value of the fund's securities on loan was $107,700,480 and the value of the collateral held by the fund was $111,407,962, consisting of cash collateral of $1,465,700 and
U.S. Government & Agency securities valued at $109,942,262.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $16,521,538 of which $20,725,401 related to appreciated investment securities and $4,203,863 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	44.0
Corporate Bonds	45.8
Municipal Bonds	4.6
Commercial Mortgage-Baked	2.9
Foreign/Governmental	1.6
Money Market Investments	.8
99.7

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	26,505,828	-	26,505,828
Corporate Bonds+	-	418,093,162	-	418,093,162
Foreign Government	-	14,361,692	-	14,361,692
Municipal Bonds+	-	42,183,936	-	42,183,936
Mutual Funds	7,271,788	-	-	7,271,788
U.S. Government Agencies/Mortgage-Backed	-	35,481,788	-	35,481,788
U.S. Treasury	-	365,645,641	-	365,645,641

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2014 (Unaudited)

Common Stocks--97.5%	Shares		Value ($)
Automobiles & Components--5.0%
Bridgestone, ADR	30,448		548,064
Daimler	12,157		1,156,739
Denso, ADR	27,288		627,897
Fiat, ADR	21,195	a	223,819
Honda Motor, ADR	17,948		631,411
Nissan Motor, ADR	14,962		270,812
Toyota Motor, ADR	15,548		1,758,634
Volkswagen, ADR	10,750		564,590
			5,781,966
Banks--13.3%
Australia & New Zealand Banking
Group, ADR	36,898		1,151,587
Banco Bilbao Vizcaya Argentaria,
ADR	72,583		934,143
Banco Santander, ADR	115,259		1,177,949
Bank of Ireland, ADR	14,000	a	218,820
Bank of Yokohama, ADR	13,208		294,538
Barclays, ADR	41,305		682,359
BNP Paribas, ADR	20,711		722,814
Commerzbank, ADR	11,892	a	189,321
Commonwealth Bank of Australia,
ADR	6,823	b	1,554,331
Credit Agricole, ADR	25,691		200,133
Danske Bank, ADR	27,008		378,922
Erste Group Bank, ADR	11,283		196,776
Hachijuni Bank, ADR	2,799		156,688
Hang Seng Bank, ADR	24,669		404,325
HSBC Holdings, ADR	35,078		1,849,312
Intesa Sanpaolo, ADR	31,934		641,873
Lloyds Banking Group, ADR	139,680	a	734,717

Mitsubishi UFJ Financial Group,
ADR	72,092		405,878
National Australia Bank, ADR	64,206		999,687
Shinsei Bank, ADR	57,546		241,693
Societe Generale, ADR	40,745		472,235
Sumitomo Mitsui Financial Group,
ADR	17,296		141,308
Sumitomo Mitsui Trust Holdings,
ADR	18,240		73,142
United Overseas Bank, ADR	13,700		496,077
Westpac Banking, ADR	38,815		1,242,856
			15,561,484
Capital Goods--9.2%
ABB, ADR	2,572	a	61,059
Airbus Group, ADR	31,572		569,243
Asahi Glass, ADR	38,076		209,799
Atlas Copco, Cl. A, ADR	13,747		403,818
Atlas Copco, Cl. B, ADR	17,820		490,228
BAE Systems, ADR	121		3,456
Hutchison Whampoa, ADR	14,325		385,586
ITOCHU, ADR	11,705		277,994
Kajima, ADR	7,417		307,629
Kawasaki Heavy Industries, ADR	17,754		271,104
Keppel, ADR	28,187		478,052
Komatsu, ADR	15,788		344,810
Kubota, ADR	6,271		428,936
Marubeni, ADR	4,423		303,418
Metso, ADR	11,062		430,976
Mitsubishi, ADR	10,957		434,330
Mitsubishi Electric, ADR	18,575		434,469
Mitsui & Co., ADR	811		247,104
Nidec, ADR	16,562		241,143
NSK, ADR	16,210		392,282
Rolls-Royce Holdings, ADR	8,097		710,107
Sandvik, ADR	34,476		493,007
Siemens, ADR	4,961		659,416
SKF, ADR	22,490		580,017

Sumitomo, ADR	24,536		320,440
Sumitomo Electric Industries, ADR	2,702		363,294
TOTO, ADR	16,445		416,034
Volvo, ADR	29,652		429,657
			10,687,408
Commercial & Professional Services--1.3%
Dai Nippon Printing, ADR	12,828		128,537
Experian, ADR	31,640		547,372
Secom, ADR	37,120		567,936
Toppan Printing, ADR	39,905		294,100
			1,537,945
Consumer Durables & Apparel--2.1%
Adidas, ADR	10,475		563,346
Casio Computer, ADR	2,290		307,433
Electrolux, Cl. B, ADR	6,467		325,161
LVMH Moet Hennessy Louis Vuitton,
ADR	19,319		771,601
Panasonic, ADR	21,520		233,707
Sega Sammy Holdings, ADR	37,384		177,948
Sharp, ADR	2,118		5,930
Sony, ADR	4,522		73,166
			2,458,292
Consumer Services--1.1%
Compass Group, ADR	35,621		592,021
InterContinental Hotels Group, ADR	5,257		209,229
Sodexo, ADR	4,962		532,671
			1,333,921
Diversified Financials--3.1%
Credit Suisse Group, ADR	16,875	a	501,188
Daiwa Securities Group, ADR	57,790		466,365
Deutsche Bank	12,683		514,042
ING Groep, ADR	43,569	a	611,709
Nomura Holdings, ADR	18,857		123,136
ORIX, ADR	5,179		414,372
UBS	47,851	a	963,241
			3,594,053
Energy--7.2%

BG Group, ADR	37,135	766,095
BP, ADR	27,414	1,383,036
ENI, ADR	15,875	806,926
Repsol, ADR	13,412	379,935
Royal Dutch Shell, Cl. A, ADR	25,449	2,000,291
Royal Dutch Shell, Cl. B, ADR	1,593	130,371
Statoil, ADR	8,955	273,128
Technip, ADR	14,012	374,261
Total, ADR	24,569	1,706,317
Woodside Petroleum, ADR	15,115	591,148
		8,411,508
Food & Staples Retailing--1.6%
Aeon, ADR	36,968	445,464
Delhaize Group, ADR	17,892	317,762
J. Sainsbury, ADR	13,245	309,871
Koninklijke Ahold, ADR	19,603	358,511
Tesco, ADR	31,021	474,001
		1,905,609
Food, Beverage & Tobacco--7.6%
Ajinomoto, ADR	21,230	333,736
Anheuser-Busch InBev, ADR	2,000	219,840
British American Tobacco, ADR	7,800	945,828
Coca-Cola Amatil, ADR	23,162	204,474
Coca-Cola HBC AG, ADR	3,685	84,460
Danone, ADR	31,852	475,869
Diageo, ADR	5,698	733,845
Heineken, ADR	11,309	400,226
Imperial Tobacco Group, ADR	5,587	507,970
Kirin Holdings, ADR	25,382	361,270
Nestle, ADR	31,905	2,506,776
Orkla, ADR	26,607	237,068
SABMiller, ADR	13,542	752,394
Unilever (NY Shares)	13,003	564,460
Unilever, ADR	7,390	332,328
Yamazaki Baking, ADR	2,023	238,795
		8,899,339
Health Care Equipment & Services--1.0%

Essilor International, ADR	9,284		487,529
Fresenius Medical Care & Co., ADR	8,450		279,526
Olympus, ADR	5,140		167,050
Smith & Nephew, ADR	2,393		210,034
			1,144,139
Household & Personal Products--1.7%
Henkel & Co., ADR	5,822		671,102
Kao, ADR	6,988		277,773
L'Oreal, ADR	19,014		660,166
Shiseido, ADR	4,862		82,168
Svenska Cellulosa, ADR	10,419		291,524
			1,982,733
Insurance--5.1%
Aegon (NY Shares)	41,900		364,949
Ageas, ADR	12,975		546,896
Allianz, ADR	69,670		1,182,997
AXA, ADR	28,100		696,318
Legal & General Group, ADR	41,000		800,833
MS&AD Insurance Group Holdings,
ADR	14,902		177,781
Prudential, ADR	21,350		994,483
Tokio Marine Holdings, ADR	13,055		415,802
Zurich Insurance Group, ADR	26,797	a	806,322
			5,986,381
Materials--8.1%
Air Liquide, ADR	25,367		668,423
Akzo Nobel, ADR	13,015		325,635
Alumina, ADR	19,620	a	103,986
Amcor, ADR	7,596		302,473
Anglo American, ADR	29,277		357,179
ArcelorMittal (NY Shares)	4,455		67,493
Asahi Kasei, ADR	17,985		268,156
BASF, ADR	10,546		1,214,319
BHP Billiton Ltd., ADR	10,204		692,648
BHP Billiton PLC, ADR	15,134		948,145
Boral, ADR	12,221		241,130
James Hardie Industries, ADR	5,924		396,197

Johnson Matthey, ADR	3,051		328,754
Kobe Steel, ADR	24,450		167,238
Koninklijke DSM, ADR	4,946		89,077
Lafarge, ADR	13,770		295,780
Newcrest Mining, ADR	12,139	a	109,372
Nippon Steel & Sumitomo Metal, ADR	14,082		400,288
Nitto Denko, ADR	8,620		198,950
Norsk Hydro, ADR	40,233		220,879
OJI Holdings, ADR	200		8,433
Rexam, ADR	382	a	16,120
Rio Tinto, ADR	15,000		770,700
Stora Enso, ADR	2,684		27,404
Syngenta, ADR	8,195		631,835
Teijin, ADR	5,424		123,145
Toray Industries, ADR	3,528		226,568
UPM-Kymmene, ADR	14,622		258,027
			9,458,354
Media--1.7%
British Sky Broadcasting Group,
ADR	2,995		178,352
Pearson, ADR	1,012		19,866
Publicis Groupe, ADR	24,564		530,091
Reed Elsevier, ADR	6,531		417,657
Wolters Kluwer, ADR	7,972		238,921
WPP, ADR	5,529		596,966
			1,981,853
Pharmaceuticals, Biotech & Life Sciences--9.3%
AstraZeneca, ADR	8,312		600,126
Bayer, ADR	10,580		1,528,482
Eisai, ADR	11,123		455,042
GlaxoSmithKline, ADR	14,399		776,682
Novartis, ADR	25,237		2,272,844
Novo Nordisk, ADR	26,075		1,102,451
Roche Holding, ADR	61,632		2,273,604
Sanofi, ADR	27,039		1,441,179
Teva Pharmaceutical Industries,
ADR	6,900		348,381

		10,798,791
Real Estate--3.1%
British Land, ADR	12,476	151,334
CapitaLand, ADR	32,796	166,902
Cheung Kong Holdings, ADR	22,243	395,481
City Developments, ADR	27,591	225,970
Daiwa House Industry, ADR	2,061	387,468
Hysan Development, ADR	23,301	229,049
Lend Lease Group, ADR	31,616	394,590
Mitsubishi Estate, ADR	19,000	465,177
Sino Land, ADR	25,641	198,766
Sun Hung Kai Properties, ADR	26,037	353,322
Swire Pacific, Cl. A, ADR	14,906	176,785
Westfield Group, ADR	26,214	525,329
		3,670,173
Retailing--1.3%
Hennes & Mauritz, ADR	82,506	697,588
Kingfisher, ADR	32,128	421,809
Marui Group, ADR	15,401	290,931
Pandora, ADR	7,200	132,988
		1,543,316
Semiconductors & Semiconductor Equipment--.4%
Advantest, ADR	36,445	414,744
Software & Services--1.8%
Computershare, ADR	17,042	202,595
Dassault Systemes, ADR	2,335	297,105
Fujitsu, ADR	9,602	326,537
NICE Systems, ADR	1,700	66,691
Sage Group, ADR	10,064	277,867
SAP, ADR	10,312	788,868
Trend Micro, ADR	4,337	135,314
		2,094,977
Technology Hardware & Equipment--2.2%
Alcatel-Lucent, ADR	51,200	205,312
Canon, ADR	10,097	333,504
Ericsson, ADR	12,104	150,695
FUJIFILM Holdings, ADR	9,819	254,508

Hitachi, ADR	7,435		503,498
Kyocera, ADR	7,424		334,154
Omron, ADR	9,660		366,887
Ricoh, ADR	4,031		246,979
TDK, ADR	4,571		196,004
			2,591,541
Telecommunication Services--4.7%
BT Group, ADR	6,032		402,817
Deutsche Telekom, ADR	47,984		806,131
Koninklijke KPN, ADR	15,329		57,330
Nippon Telegraph & Telephone, ADR	1,682		49,922
NTT DOCOMO, ADR	5,465		91,266
Orange, ADR	11,452		183,805
Singapore Telecommunications, ADR	17,960		558,466
Swisscom, ADR	7,236		431,627
Telecom Corp of New Zealand, ADR	7,128		81,259
Telecom Italia, ADR	22,896	a	283,452
Telecom Italia, Cl. A, ADR	3,370		32,015
Telefonica, ADR	40,428		676,360
Telenor, ADR	6,496		463,360
Telstra, ADR	17,148		427,122
Vodafone Group, ADR	25,540		894,155
			5,439,087
Transportation--1.9%
ANA Holdings, ADR	23,722		103,665
Deutsche Lufthansa, ADR	15,916		420,978
International Consolidated
Airlines Group, ADR	13,062	a	431,699
MTR, ADR	18,662		706,480
Nippon Yusen, ADR	60,373		356,026
Ryanair Holdings, ADR	909	a	51,686
TNT Express, ADR	12,356		109,845
			2,180,379
Utilities--3.7%
Centrica, ADR	26,440		602,568
CLP Holdings, ADR	22,613		185,427
E.ON, ADR	2,044		39,646

Enel, ADR	114,307		641,262
Energias de Portugal, ADR	8,130		384,793
GDF Suez, ADR	15,036		421,309
Hong Kong & China Gas, ADR	155,885		371,006
Iberdrola, ADR	20,840		600,192
National Grid, ADR	308		23,017
RWE, ADR	9,180		368,944
SSE, ADR	16,682		439,237
United Utilities Group, ADR	8,447		246,483
Veolia Environnement, ADR	977		18,797
			4,342,681
Total Common Stocks
(cost $126,112,647)			113,800,674
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.06%, 6/26/14	150,000	[c]	149,996
0.02%, 9/11/14	25,000	[c]	24,998
Total Short-Term Investments
(cost $174,992)			174,994

Other Investment--1.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,816,447)	1,816,447	[d]	1,816,447
Total Investments (cost $128,104,086)	99.2%		115,792,115
Cash and Receivables (Net)	.8%		918,338
Net Assets	100.0%		116,710,453

ADR - American Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, this security was valued at $1,554,331 or 1.3% of net assets.
c	Held by or on behalf of a counterparty for open financial futures contracts.

d Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized depreciation on investments was $12,311,971 of which $21,092,770 related to appreciated investment securities and $33,404,741 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	13.3
Pharmaceuticals, Biotech & Life Sciences	9.3
Capital Goods	9.2
Materials	8.1
Food, Beverage & Tobacco	7.6
Energy	7.2
Insurance	5.1
Automobiles & Components	5.0
Telecommunication Services	4.7
Utilities	3.7
Diversified Financials	3.1
Real Estate	3.1
Technology Hardware & Equipment	2.2
Consumer Durables & Apparel	2.1
Transportation	1.9
Software & Services	1.8
Household & Personal Products	1.7
Media	1.7
Short-Term/Money Market Investments	1.7
Food & Staples Retailing	1.6
Commercial & Professional Services	1.3
Retailing	1.3
Consumer Services	1.1
Health Care Equipment & Services	1.0
Semiconductors & Semiconductor Equipment	.4
99.2

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
May 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/2014	($)
Financial Futures Long
MSCI EAFE Index	26	2,546,310	June 2014	63,852

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	113,800,674	-	-	113,800,674
Mutual Funds	1,816,447	-	-	1,816,447
U.S. Treasury	-	174,994	-	174,994
Other Financial Instruments:
Financial Futures++	63,852	-	-	63,852

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
May 31, 2014 (Unaudited)

Common Stocks--95.9%	Shares	Value ($)
Australia--14.6%
Australia & New Zealand Banking Group	89,700	2,795,716
Bendigo and Adelaide Bank	321,600	3,510,747
Commonwealth Bank of Australia	62,000	4,707,758
Insurance Australia Group	722,200	3,999,079
Metcash	2,911,900	7,723,369
National Australia Bank	93,100	2,901,685
Tabcorp Holdings	628,600	2,035,819
Tatts Group	2,327,200	6,584,045
Telstra	895,600	4,450,828
Westpac Banking	163,900	5,250,194
		43,959,240
Belgium--1.8%
Belgacom	52,000	1,722,842
Telenet Group Holding	60,000 a	3,594,651
		5,317,493
Brazil--2.1%
Cielo	356,696	6,373,495
China--2.5%
Bank of China, Cl. H	4,017,500	1,912,121
Bosideng International Holdings	5,784,100	962,406
Guangzhou R&F Properties, Cl. H	2,232,300	3,069,324
Jiangsu Expressway, Cl. H	50,300	60,402
Zhejiang Expressway, Cl. H	1,634,700	1,619,319
		7,623,572
France--4.7%
GDF Suez	82,950	2,316,322
Neopost	84,200	6,736,321
Total	72,950	5,119,298
		14,171,941
Germany--5.0%
Deutsche Telekom	11,250	189,011
Muenchener Rueckversicherungs	10,700	2,371,652

ProSiebenSat.1 Media	277,300	12,619,666
		15,180,329
Hong Kong--2.1%
Hang Seng Bank	182,200	3,008,094
NWS Holdings	521,000	907,203
Shougang Fushan Resources Group	9,425,700	2,322,095
		6,237,392
Israel--2.3%
Bezeq The Israeli Telecommunication	3,802,200	6,818,470
Italy--.1%
Enel	26,100	147,722
STMicroelectronics	13,800	138,077
		285,799
Japan--4.9%
Aozora Bank	2,653,000	8,131,002
Canon	6,000	196,739
Chugoku Electric Power	14,000	185,933
Dai Nippon Printing	21,300	213,418
Daito Trust Construction	12,000	1,299,607
Eisai	10,000	409,136
Hokuriku Electric Power	15,000	192,731
Japan Airlines	4,000	208,644
NTT DoCoMo	68,000	1,128,880
Showa Shell Sekiyu	20,000	215,717
Sumitomo	85,000	1,112,181
Takeda Pharmaceutical	12,000	543,065
TonenGeneral Sekiyu	104,000	997,092
		14,834,145
Netherlands--3.7%
Corio	59,049	2,952,893
Ziggo	171,900	8,104,202
		11,057,095
New Zealand--3.2%
Auckland International Airport	1,876,619	6,151,021
Telecom Corporation of New Zealand	1,503,600	3,434,538
		9,585,559
Norway--3.7%
Aker Solutions	200,000	3,512,939

Seadrill	204,800	7,722,096
		11,235,035
Poland--1.4%
KGHM Polska Miedz	32,100	1,226,253
PGE	116,800	806,526
Synthos	1,397,100	2,030,756
		4,063,535
Portugal--.3%
Portugal Telecom	240,800	865,264
South Africa--3.4%
Kumba Iron Ore	88,600	2,703,821
MMI Holdings	1,209,600	2,922,410
Vodacom Group	388,800	4,713,996
		10,340,227
Spain--10.4%
Banco Santander	1,326,300	13,603,077
Ferrovial	530,400	11,481,552
Red Electrica	73,700	6,323,257
		31,407,886
Sweden--1.1%

Ratos, Cl. B	22,600	219,009
Skanska, Cl. B	133,300	3,087,493
		3,306,502
Taiwan--.1%
Compal Electronics	129,000	106,261
Farglory Land Development	112,000	186,757
		293,018
Thailand--1.0%
Advanced Info Service	431,200	3,007,761
Turkey--1.0%
Tupras Turkiye Petrol Rafinerileri	123,900	3,012,730
United Kingdom--20.6%
AstraZeneca	63,800	4,580,823
Aviva	180,300	1,583,620
BAE Systems	513,300	3,640,310
BP	272,400	2,296,673
British American Tobacco	215,824	13,025,265
Friends Life Group	506,900	2,661,992
GlaxoSmithKline	69,300	1,859,724
HSBC Holdings	287,500	3,032,149
ICAP	151,800	1,016,767
Legal & General Group	1,072,900	4,139,888
Marks & Spencer Group	341,400	2,570,557
National Grid	241,500	3,602,726
Royal Dutch Shell, Cl. A	75,177	2,954,962
Royal Dutch Shell, Cl. B	11,200	457,131
SSE	146,900	3,831,382
Standard Life	592,400	3,971,907
Vodafone Group	1,891,345	6,641,693
		61,867,569
United States--5.9%
iShares MSCI EAFE ETF	78,000	5,413,980
Vanguard FTSE Developed Markets ETF	286,000	12,200,760
		17,614,740
Total Common Stocks
(cost $266,569,936)		288,458,797

Preferred Stocks--1.5%

Brazil
AES Tiete
(cost $5,104,779)	578,800	4,420,510

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,139,518)	6,139,518 [b]	6,139,518
Total Investments (cost $277,814,233)	99.4%	299,018,825
Cash and Receivables (Net)	.6%	1,926,470
Net Assets	100.0%	300,945,295

ETF -- Exchange Traded Funds

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $21,204,592 of which $30,837,446 related to appreciated investment securities and $9,632,854 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	26.3
Telecommunication Services	14.8
Industrial	12.9
Consumer Discretionary	8.2
Energy	7.6
Utilities	7.3
Consumer Staples	6.9
Exchange-Traded Fund	5.9
Materials	2.7
Health Care	2.5
Information Technology	2.3
Money Market Investment	2.0
99.4

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

Brazilian Real,
Expiring
6/2/2014 a	954,000	429,000	425,836	3,164

Counterparty:

a	Citigroup

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	270,844,057	-	-	270,844,057
Exchange-Traded Funds	17,614,740	-	-	17,614,740
Mutual Funds	6,139,518	-	-	6,139,518
Preferred Stocks+	4,420,510	-	-	4,420,510
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	3,164	-	3,164

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2014 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)
Australia--5.9%
Australia & New Zealand Banking Group	90,748	2,828,380
Dexus Property Group	5,007,020	5,195,648
Fortescue Metals Group	806,070	3,308,239
Insurance Australia Group	1,306,750	7,235,940
Leighton Holdings	125,587	2,364,428
Metcash	822,479	2,181,500
QBE Insurance Group	433,057	4,586,409
Rio Tinto	232,771	12,846,034
Spark Infrastructure Group	2,284,880	3,827,555
Westpac Banking	332,370	10,646,778
		55,020,911
Austria--.3%
Erste Group Bank	69,820	2,426,031
Belgium--.3%
bpost	103,670	2,611,570
China--.2%
FIH Mobile	2,539,000 a	1,444,223
Denmark--.3%
Carlsberg, Cl. B	24,790	2,576,231
France--9.3%
Alstom	66,941	2,646,286
AXA	350,200	8,645,322
BNP Paribas	39,560	2,770,208
Bouygues	63,470	2,946,429
Cap Gemini	62,830	4,568,427
Carrefour	289,608	10,528,831
Cie de St-Gobain	35,055	1,997,197
Danone	45,380	3,379,421
Electricite de France	45,781	1,607,287
GDF Suez	151,932	4,242,597

Safran	71,680		4,864,555
Sanofi	83,325		8,909,627
Societe Generale	220,970		12,730,949
Thales	129,700		7,763,365
Total	117,022		8,212,070
			85,812,571
Germany--8.9%
Aixtron	180,723	a	2,643,381
Allianz	56,280		9,543,794
Bayer	88,090		12,740,562
Commerzbank	594,560	a	9,438,039
Continental	20,830		4,925,045
Deutsche Bank	125,298		5,075,356
Deutsche Lufthansa	159,050		4,195,283
Deutsche Telekom	39,960		671,366
E.ON	106,480		2,073,456
HeidelbergCement	70,140		6,040,766
Infineon Technologies	492,940		6,114,125
LANXESS	39,970		2,841,962
Muenchener Rueckversicherungs	12,500		2,770,621
Siemens	103,590		13,762,294
			82,836,050
Hong Kong--3.4%
BOC Hong Kong Holdings	2,606,000		7,848,638
Cheung Kong Holdings	371,000		6,627,606
CITIC Pacific	1,082,000		1,889,639
Esprit Holdings	1,819,926		2,685,423
Pacific Basin Shipping	1,289,000		803,032
SJM Holdings	3,116,000		8,942,532
Yue Yuen Industrial Holdings	801,500		2,481,120
			31,277,990
Ireland--1.0%
CRH	77,705		2,132,169
Smurfit Kappa Group	275,120		6,638,073
			8,770,242
Israel--1.0%
Teva Pharmaceutical Industries, ADR	188,572		9,521,000

Italy--4.0%
Assicurazioni Generali	177,880		4,027,572
Enel	1,055,410		5,973,449
Eni	506,030		12,892,352
Finmeccanica	253,661	a	2,081,598
Saras	1,192,277	a	1,763,411
Telecom Italia	8,486,380	a	10,538,710
			37,277,092
Japan--21.6%
Aisin Seiki	247,000		8,965,275
Ajinomoto	113,000		1,764,931
Asahi Glass	975,000		5,420,923
Credit Saison	173,500		3,120,614
Daito Trust Construction	38,700		4,191,233
East Japan Railway	37,900		2,890,899
Fujitsu	1,290,000		8,730,943
Hitachi	1,630,000		10,952,063
Honda Motor	404,400		14,154,000
INPEX	894,600		12,900,519
Isuzu Motors	769,000		4,691,051
Japan Tobacco	234,000		7,916,464
KDDI	182,800		10,869,238
Matsumotokiyoshi Holdings	67,270		2,299,603
Mitsubishi Electric	598,000		6,937,505
Mitsubishi UFJ Financial Group	1,272,700		7,163,626
Nippon Express	582,640		2,855,966
Nippon Shokubai	549,000		6,913,733
Nippon Telegraph & Telephone	58,600		3,478,008
Nippon Telegraph & Telephone, ADR	8,760		259,997
Nissan Motor	254,500		2,297,500
Nomura Real Estate Holdings	112,500		2,162,696
Omron	109,300		4,101,434
Ricoh	246,800		3,018,330
Secom	130,700		7,954,982
Seven & I Holdings	181,400		7,248,872
Shimamura	30,100		2,906,513
Shin-Etsu Chemical	51,000		3,030,442

Shionogi & Co.	389,900		7,809,490
Sumitomo Electric Industries	258,840		3,478,321
Sumitomo Metal Mining	267,000		4,036,474
Sumitomo Mitsui Financial Group	425,600		17,161,965
Sumitomo Mitsui Trust Holdings	525,860		2,123,069
Terumo	35,400		750,424
Tokyo Electron	55,690		3,344,135
Yamada Denki	647,200		2,384,086
			200,285,324
Netherlands--4.4%
Aegon	261,368		2,267,405
Akzo Nobel	81,320		6,094,649
Heineken	23,580		1,662,130
ING Groep	757,680	a	10,612,416
Koninklijke Philips	456,907		14,431,133
NXP Semiconductors	44,390	a	2,756,619
Randstad Holding	50,100		2,914,800
			40,739,152
Norway--.2%
Norsk Hydro	286,692		1,558,656
Singapore--.2%
DBS Group Holdings	163,656		2,205,044
Spain--.9%
ACS Actividades de Construccion y Servicios	177,208		7,873,737
Sweden--2.8%
Electrolux, Ser. B	120,970		3,038,712
Ericsson, Cl. B	429,149		5,377,188
Getinge, Cl. B	86,260		2,217,083
Nordea Bank	542,650		8,003,520
Svenska Cellulosa, Cl. B	262,699		7,309,407
			25,945,910
Switzerland--8.0%
Adecco	70,320	a	5,869,816
Cie Financiere Richemont	47,570	a	5,011,982
Credit Suisse Group	178,760	a	5,313,893
Holcim	18,730	a	1,642,927
Novartis	322,469		28,915,981

Roche Holding	66,415		19,542,549
Swiss Life Holding	27,060	a	6,505,883
UBS	78,009	a	1,566,278
			74,369,309
United Kingdom--21.4%
Anglo American	101,839		2,487,979
ArcelorMittal	162,680		2,483,698
Barclays	852,300		3,528,690
Barratt Developments	811,590		4,859,283
BHP Billiton	111,920		3,504,359
BP	1,005,992		8,481,771
Compass Group	300,380		5,012,291
Diageo	231,420		7,443,889
Drax Group	511,830		5,396,354
eSure Group	736,754		3,284,946
Experian	247,890		4,308,854
Friends Life Group	412,337		2,165,393
GlaxoSmithKline	164,581		4,416,671
Home Retail Group	844,665		2,667,408
HSBC Holdings	671,645		7,083,576
ITV	1,442,920		4,404,293
Prudential	487,050		11,311,081
Reckitt Benckiser Group	103,490		8,846,930
Rolls-Royce Holdings	361,810	a	6,307,219
Royal Bank of Scotland Group	2,640,490	a	15,340,415
Royal Dutch Shell, Cl. A	234,317		9,210,234
Royal Mail	777,510		6,672,675
SABMiller	89,570		4,971,023
Serco Group	559,743		3,486,490
Shire	205,240		11,744,906
Standard Chartered	291,740		6,564,994
Subsea 7	235,760	a	4,712,913
Tesco	713,925		3,632,510
Unilever	453,201		20,358,683
Whitbread	58,690		4,118,010
William Hill	662,250		3,947,369
WPP	275,800		5,949,724

		198,704,631
United States--1.5%
iShares MSCI EAFE ETF	202,830	14,078,430
Total Common Stocks
(cost $864,317,290)		885,334,104

Preferred Stocks--1.3%
Germany;
Volkswagen
(cost $11,017,410)	44,750	11,895,268

Other Investment--2.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $20,760,990)	20,760,990 [b]	20,760,990
Total Investments (cost $896,095,690)	99.1%	917,990,362
Cash and Receivables (Net)	.9%	8,542,064
Net Assets	100.0%	926,532,426

ADR - American Depository Receipts
ETF - Exchange Traded Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $21,894,672 of which $66,036,744 related to appreciated investment securities and $44,142,072 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.2
Industrial	12.4
Health Care	11.5
Consumer Discretionary	11.4
Consumer Staples	9.9
Information Technology	7.3

Materials	7.1
Energy	6.3
Telecommunication Services	2.8
Utilities	2.5
Money Market Investment	2.2
Exchange-Traded Fund	1.5
99.1

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Japanese Yen,
Expiring:
6/2/2014 a	67,586,053	664,700	663,910	(790)
6/3/2014 b	16,083,754	157,997	157,994	(3)

Swedish Krona,
Expiring
6/2/2014 c	2,154,056	324,225	321,885	(2,340)

Sales:		Proceeds ($)

Euro,
Expiring
6/3/2014 a	637,574	868,287	869,115	(828)

				(3,961)

Counterparties:

a	JP Morgan Chase Bank
b	Goldman Sachs International
c	Deutsche Bank

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	871,255,674	-	-	871,255,674
Equity Securities - Foreign Preferred Stocks+	11,895,268	-	-	11,895,268
Exchange-Traded Funds	14,078,430	-	-	14,078,430
Mutual Funds	20,760,990	-	-	20,760,990
Other Financial Instruments:
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(3,961)	-	(3,961)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
May 31, 2014 (Unaudited)

Common Stocks--45.6%	Shares		Value ($)
Automobiles & Components--1.8%
Harley-Davidson	26,390		1,880,024
Johnson Controls	35,364		1,710,203
			3,590,227
Banks--1.1%
Wells Fargo & Co.	43,065		2,186,841
Capital Goods--5.8%
Boeing	6,549		885,752
Caterpillar	16,250		1,661,237
Donaldson	18,724		762,628
Dover	20,155		1,757,113
Eaton	29,135		2,146,958
Emerson Electric	10,365		691,656
Flowserve	14,420		1,063,331
MSC Industrial Direct, Cl. A	7,131		655,838
Precision Castparts	3,508		887,454
Rockwell Collins	7,723		610,426
W.W. Grainger	1,346		347,766
			11,470,159
Consumer Durables & Apparel--.9%
Coach	8,545		347,867
DSW, Cl. A	21,470		537,823
NIKE, Cl. B	12,003		923,151
			1,808,841
Consumer Services--1.7%
Las Vegas Sands	22,535		1,724,378
McDonald's	6,364		645,500
Panera Bread, Cl. A	1,781	a	273,579
Starbucks	8,921		653,374
			3,296,831
Diversified Financials--3.0%
Capital One Financial	26,565		2,095,713

IntercontinentalExchange Group	10,609		2,083,608
Invesco	50,028		1,836,028
			6,015,349
Energy--5.5%
Apache	5,309		494,905
EOG Resources	10,116		1,070,273
Halliburton	25,471		1,646,445
Nabors Industries	58,090		1,523,701
National Oilwell Varco	18,875		1,545,296
Occidental Petroleum	5,671		565,342
Schlumberger	8,396		873,520
Southwestern Energy	31,330	a	1,424,575
Valero Energy	31,700		1,776,785
			10,920,842
Food & Staples Retailing--.3%
Wal-Mart Stores	8,621		661,834
Food, Beverage & Tobacco--1.8%
Coca-Cola	13,390		547,785
Monster Beverage	18,140	a	1,258,553
PepsiCo	21,075		1,861,555
			3,667,893
Health Care Equipment & Services--2.1%
C.R. Bard	5,669	b	838,502
Intuitive Surgical	880	a	325,371
Meridian Bioscience	22,665	b	462,593
ResMed	20,270	b	1,014,716
Stryker	9,552		807,048
Varian Medical Systems	8,041	a	662,980
			4,111,210
Household & Personal Products--1.3%
Colgate-Palmolive	11,291		772,304
Procter & Gamble	21,435		1,731,734
			2,504,038
Materials--2.4%
Celanese, Ser. A	24,921		1,562,547
FMC	9,885		756,796
Monsanto	7,614		927,766
Praxair	4,888		646,389

Sigma-Aldrich	7,950		783,314
			4,676,812
Media--.9%
Comcast, Cl. A	34,265		1,788,633
Pharmaceuticals, Biotech & Life Sciences--5.0%
Bristol-Myers Squibb	37,010		1,840,877
Celgene	5,138	a	786,268
Johnson & Johnson	7,620		773,125
Merck & Co.	38,850		2,247,861
Shire, ADR	13,234		2,294,643
Teva Pharmaceutical Industries,
ADR	37,380		1,887,316
			9,830,090
Retailing--1.8%
Lowe's	35,735	b	1,682,404
The TJX Companies	21,536		1,172,635
Tractor Supply	5,579		362,747
Urban Outfitters	13,555	a	454,364
			3,672,150
Semiconductors & Semiconductor Equipment--2.4%
Avago Technologies	31,880		2,252,960
Micron Technology	89,970	a	2,572,242
			4,825,202
Software & Services--5.9%
Adobe Systems	36,077	a	2,328,410
Automatic Data Processing	9,675		770,904
Google, Cl. A	903	a	516,200
Google, Cl. C	903	a	506,565
MasterCard, Cl. A	18,885		1,443,758
Microsoft	16,939		693,483
Oracle	18,596		781,404
Paychex	16,871		693,567
salesforce.com	27,925	a	1,469,693
Teradata	11,210	a	470,708
Yahoo!	57,535	a	1,993,588
			11,668,280
Technology Hardware & Equipment--1.2%
Amphenol, Cl. A	9,839		942,576

Cisco Systems	29,488		725,995
QUALCOMM	8,607		692,433
			2,361,004
Transportation--.7%
C.H. Robinson Worldwide	9,003		538,920
Expeditors International of
Washington	16,580		754,556
			1,293,476
Total Common Stocks
(cost $62,031,798)			90,349,712

Other Investment--54.4%
Registered Investment Companies:
BNY Mellon Income Stock Fund, Cl.
M	2,853,054	c	27,389,320
Dreyfus Institutional Preferred
Plus Money Market Fund	1,897,231	d	1,897,231
Dreyfus Research Growth Fund, Cl.
I	3,064,202	c	43,481,030
Dreyfus Strategic Value Fund, Cl.
I	846,182	c	35,201,154
Total Other Investment
(cost $94,763,583)			107,968,735
Investment of Cash Collateral for
Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,915,888)	1,915,888	[d]	1,915,888
Total Investments (cost $158,711,269)	101.0%		200,234,335
Liabilities, Less Cash and Receivables	(1.0%)		(1,977,367)
Net Assets	100.0%		198,256,968

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2014, the value of the fund's securities on loan was $3,540,700 and the value of the collateral held by the fund was $3,617,869, consisting of cash collateral of $1,915,888 and U.S. Government &

Agency securities valued at $1,701,981.
c	Investment in affiliated mutual fund.
d	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $41,523,066 of which $42,006,331 related to appreciated investment securities and $483,265 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	53.5
Software & Services	5.9
Capital Goods	5.8
Energy	5.5
Pharmaceuticals, Biotech & Life Sciences	5.0
Diversified Financials	3.0
Materials	2.4
Semiconductors & Semiconductor Equipment	2.4
Health Care Equipment & Services	2.1
Money Market Investment	1.9
Automobiles & Components	1.8
Food, Beverage & Tobacco	1.8
Retailing	1.8
Consumer Services	1.7
Household & Personal Products	1.3
Technology Hardware & Equipment	1.2
Banks	1.1
Consumer Durables & Apparel	.9
Media	.9
Transportation	.7
Food & Staples Retailing	.3
101.0

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	83,914,793	-	-	83,914,793
Equity Securities - Foreign Common Stocks+	6,434,919	-	-	6,434,919
Mutual Funds	109,884,623	-	-	109,884,623

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2014 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Banks--1.4%
Wells Fargo & Co.	127,280		6,463,278
Capital Goods--7.3%
AECOM Technology	95,310	a	3,063,263
AGCO	14,780		797,529
Boeing	43,285		5,854,296
Caterpillar	13,710		1,401,573
Emerson Electric	14,570		972,256
General Electric	188,706		5,055,434
Honeywell International	14,370		1,338,565
Lockheed Martin	23,020		3,767,223
Masco	170,135		3,623,875
Northrop Grumman	40,365		4,906,366
Oshkosh	59,355		3,208,138
Rockwell Automation	7,250		877,830
			34,866,348
Consumer Durables & Apparel--1.6%
Hanesbrands	43,660		3,703,678
Whirlpool	25,955		3,725,840
			7,429,518
Consumer Services--1.1%
Las Vegas Sands	16,805		1,285,919
Wyndham Worldwide	56,470		4,174,827
			5,460,746
Diversified Financials--9.3%
Affiliated Managers Group	16,960	a	3,198,656
American Express	10,650		974,475
Bank of America	508,240		7,694,754
Berkshire Hathaway, Cl. B	61,740	a	7,923,712
Citigroup	114,190		5,432,018
Franklin Resources	74,770		4,128,052
JPMorgan Chase & Co.	26,451		1,469,882
Moody's	12,145		1,038,883
Navient	42,645		673,791
SLM	143,980		1,239,668
State Street	56,435		3,683,512
T. Rowe Price Group	42,735		3,484,185

Waddell & Reed Financial, Cl. A	52,160		3,149,421
			44,091,009
Energy--11.2%
Anadarko Petroleum	47,035		4,838,020
Chesapeake Energy	125,480		3,603,786
Chevron	13,840		1,699,414
ConocoPhillips	77,575		6,201,345
Denbury Resources	50,180		847,540
EOG Resources	11,095		1,173,851
EQT	33,660		3,597,581
Exxon Mobil	148,175		14,896,033
Marathon Petroleum	56,435		5,044,725
National Oilwell Varco	57,290		4,690,332
Occidental Petroleum	45,150		4,501,003
Phillips 66	7,555		640,588
Schlumberger	12,020		1,250,561
			52,984,779
Food & Staples Retailing--3.2%
CVS Caremark	82,380		6,452,002
Kroger	93,710		4,473,715
Wal-Mart Stores	56,590		4,344,414
			15,270,131
Food, Beverage & Tobacco--5.3%
Altria Group	138,755		5,766,658
Archer-Daniels-Midland	85,390		3,837,427
Coca-Cola	22,220		909,020
Hershey	33,230		3,234,608
Mondelez International, Cl. A	90,500		3,404,610
PepsiCo	79,630		7,033,718
Tyson Foods, Cl. A	20,070		852,172
			25,038,213
Health Care Equipment & Services--4.3%
Abbott Laboratories	63,485		2,540,035
Boston Scientific	314,915	a	4,040,359
C.R. Bard	9,185		1,358,553
Cigna	20,650		1,853,957
Medtronic	84,640		5,165,579
Stryker	5,960		503,560
WellPoint	45,770		4,959,637
			20,421,680
Household & Personal Products--2.7%
Energizer Holdings	32,935		3,820,460
Procter & Gamble	110,540		8,930,527

			12,750,987
Insurance--1.6%
Travelers	47,010		4,393,085
XL Group	104,830		3,402,782
			7,795,867
Materials--1.8%
Dow Chemical	40,175		2,093,921
International Flavors & Fragrances	9,880		980,689
LyondellBasell Industries, Cl. A	9,150		911,066
PPG Industries	5,275		1,063,493
Scotts Miracle-Gro, Cl. A	57,660		3,456,717
			8,505,886
Media--3.8%
CBS, Cl. B	75,295		4,488,335
Comcast, Cl. A	88,105		4,599,081
Time Warner	12,270		856,814
Walt Disney	94,100		7,905,341
			17,849,571
Pharmaceuticals, Biotech & Life Sciences--10.4%
AbbVie	38,335		2,082,741
Allergan	6,795		1,137,891
Amgen	50,335		5,838,357
Celgene	33,480	a	5,123,444
Covance	24,450	a	2,050,377
Eli Lilly & Co.	84,680		5,068,945
Gilead Sciences	55,975	a	4,545,730
Johnson & Johnson	108,205		10,978,479
Mettler-Toledo International	11,870	a	2,908,387
Pfizer	287,020		8,504,403
United Therapeutics	10,660	a	1,020,588
			49,259,342
Real Estate--1.7%
Corrections Corporation of America	92,920	b	3,022,688
Public Storage	23,275	b	4,012,145
Simon Property Group	5,415	b	901,381
Washington Prime Group	2,708	a	53,852
			7,990,066
Retailing--3.7%
Bed Bath & Beyond	64,820	a	3,944,297
GameStop, Cl. A	26,820		1,015,137
Home Depot	80,000		6,418,400
Lowe's	91,725		4,318,413
Macy's	19,460		1,165,459

Target	12,740		723,122
			17,584,828
Semiconductors & Semiconductor Equipment--1.5%
Intel	74,260		2,028,783
Micron Technology	174,320	a	4,983,809
			7,012,592
Software & Services--11.7%
Accenture, Cl. A	61,125		4,978,631
ANSYS	13,120	a	963,664
DST Systems	9,855		898,283
Facebook, Cl. A	68,140	a	4,313,262
FactSet Research Systems	24,275		2,600,823
Google, Cl. A	10,670	a	6,099,505
Google, Cl. C	10,670	a	5,985,657
International Business Machines	12,890		2,376,400
Intuit	47,495		3,765,879
MasterCard, Cl. A	45,315		3,464,332
Microsoft	86,758		3,551,873
NeuStar, Cl. A	41,330	a	1,158,067
Oracle	202,250		8,498,545
Visa, Cl. A	31,020		6,664,027
			55,318,948
Technology Hardware & Equipment--7.1%
Apple	16,470		10,425,510
Cisco Systems	168,300		4,143,546
Hewlett-Packard	185,835		6,225,472
NetApp	85,480		3,163,615
QUALCOMM	89,340		7,187,403
SanDisk	24,825		2,398,840
			33,544,386
Telecommunication Services--4.0%
AT&T	232,939		8,262,346
CenturyLink	46,215		1,740,919
Verizon Communications	176,925		8,839,173
			18,842,438
Transportation--3.5%
Copa Holdings, Cl. A	20,250		2,894,333
Kirby	31,365	a	3,467,401
Southwest Airlines	155,805		4,121,042
Union Pacific	32,240		6,424,465
			16,907,241
Utilities--1.7%
Ameren	23,765		935,153

Aqua America		42,645	1,082,330
Duke Energy		49,830	3,541,916
NextEra Energy		27,090	2,637,482
			8,196,881
Total Common Stocks
	(cost $397,346,502)		473,584,735

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $747,956)	747,956 [c]	747,956
Total Investments (cost $398,094,458)		100.0%	474,332,691
Liabilities, Less Cash and Receivables		(.0%)	(201,552)
Net Assets		100.0%	474,131,139

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $76,238,233 of which $79,776,234 related to appreciated investment securities and $3,538,001 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.7
Energy	11.2
Pharmaceuticals, Biotech & Life Sciences	10.4
Diversified Financials	9.3
Capital Goods	7.3
Technology Hardware & Equipment	7.1
Food, Beverage & Tobacco	5.3
Health Care Equipment & Services	4.3
Telecommunication Services	4.0
Media	3.8
Retailing	3.7
Transportation	3.5
Food & Staples Retailing	3.2
Household & Personal Products	2.7
Materials	1.8
Real Estate	1.7
Utilities	1.7
Consumer Durables & Apparel	1.6

Insurance	1.6
Semiconductors & Semiconductor Equipment	1.5
Banks	1.4
Consumer Services	1.1
Money Market Investment	.1
100.0

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	470,690,402	-	-	470,690,402
Equity Securities - Foreign Common Stocks+	2,894,333	-	-	2,894,333
Mutual Funds	747,956	-	-	747,956

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--91.2%
Barnstable,
GO	4.00	9/15/21	580,000	670,590
Boston,
GO	4.00	4/1/18	3,000,000	3,360,150
Boston,
GO	5.00	4/1/20	5,000,000	6,013,850
Boston,
GO	5.00	3/1/21	2,000,000	2,230,440
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000	2,291,360
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000	1,759,770
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/25	2,500,000	2,899,975
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,480,000	2,842,849
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,494,665
Canton,
GO (Municipal Purpose Loan)	5.00	3/15/21	1,250,000	1,516,088
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/19	625,000	710,994
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/20	605,000	691,116
Groton-Dunstable Regional School
District, GO	5.00	9/1/20	725,000	867,347
Haverhill,
GO (State Qualified Municipal

Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/16	1,580,000		1,724,554
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/18	505,000		551,349
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000		670,735
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000		1,473,762
Massachusetts,
GO	0.61	11/1/18	2,500,000	a	2,517,300
Massachusetts,
GO	5.25	8/1/21	1,975,000		2,433,477
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,256,400
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/20	4,000,000		4,651,040
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/23	310,000		371,023
Massachusetts,
GO (Consolidated Loan)	5.00	6/1/25	5,000,000		5,901,050
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/26	5,000,000		5,920,750
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/1/17	5,825,000	b	6,665,781
Massachusetts,
GO (Consolidated Loan)
(Insured; FGIC)	5.50	8/1/18	1,035,000		1,229,456
Massachusetts,
GO (Consolidated Loan)
(Prerefunded)	5.00	8/1/16	1,000,000	b	1,102,080
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	225,000		268,648
Massachusetts,

Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	4.80	1/1/16	3,540,000	a	3,660,537
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/21	2,100,000		2,561,937
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/22	3,350,000		4,036,917
Massachusetts Bay Transportation
Authority, Assessment Revenue	4.00	7/1/17	1,805,000		1,993,821
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000		4,667,880
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/18	1,250,000		1,469,025
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/20	2,500,000		3,007,150
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000		2,466,880
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,500,000		3,083,600
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000		3,023,139
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000		1,154,460
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,300,000		1,416,597
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000		1,062,210
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/19	1,055,000		1,148,167

Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,135,040
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/19	950,000	1,126,814
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/19	900,000	1,067,508
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,122,270
Massachusetts Development Finance
Agency, Revenue (Children's
Hospital Issue)	5.00	10/1/46	5,000,000	5,556,100
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	2,074,086
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	559,971
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	1,064,630
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,825,000	2,113,149
Massachusetts Development Finance
Agency, Revenue (Southcoast
Health System Obligated Group
Issue)	4.00	7/1/20	530,000	594,167
Massachusetts Development Finance
Agency, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/27	500,000	573,010
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/23	3,675,000	4,327,864
Massachusetts Development Finance
Agency, Revenue (The Broad

Institute Issue)	5.25	4/1/24	2,500,000		2,928,200
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	5.00	9/1/21	300,000		351,006
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/15	600,000		613,416
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	4.00	10/1/17	730,000		808,906
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/19	910,000		1,079,642
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/20	905,000		1,084,995
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/21	830,000		1,004,134
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	2.13	12/1/15	1,250,000		1,283,225
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)
(Prerefunded)	5.75	5/1/19	2,000,000	b	2,443,280
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.45	6/1/14	1,000,000		1,000,150
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue I)	4.00	1/1/18	2,500,000		2,714,200

Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/24	2,155,000	2,408,708
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000	2,203,540
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	3,570,352
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Corp.)	5.13	11/15/35	1,000,000	1,076,490
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue)	5.00	7/1/18	690,000	795,736
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Capital Asset Program)
(Insured; National Public
Finance Guarantee Corp.)	5.38	2/1/27	1,650,000	1,860,623
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,143,340
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,325,000	1,505,359
Massachusetts Health and
Educational Facilities
Authority, Revenue

(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	3,152,820
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	2,273,620
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/21	500,000	614,055
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/25	2,500,000	2,943,200
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	3,764,985
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/21	1,400,000	1,616,244
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,874,056
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,141,540
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/14	500,000	501,580
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,800,000	2,290,572

Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	4,154,676
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	1,000,000	1,120,770
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	2,884,819
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	1,000,000	1,165,540
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,526,530
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,354,030
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	95,000	95,359
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,689,750
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,386,003
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners

HealthCare System Issue)	5.00	7/1/22	250,000		279,917
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000		1,238,140
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,060,000		1,164,442
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	885,000		969,562
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	740,000	b	817,448
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	615,000	b	679,366
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	2,100,000		2,464,056
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000		1,159,020
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	2,000,000		2,277,720
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000		2,045,740
Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	3,170,000		3,466,522
Massachusetts Housing Finance

Agency, Housing Revenue	5.13	12/1/34	200,000	200,086
Massachusetts Port Authority,
Revenue	4.00	7/1/20	1,000,000	1,133,690
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000	2,893,875
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,521,920
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/26	4,000,000	4,737,520
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/29	4,700,000	5,466,476
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	2,000,000	2,311,860
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.) (Escrowed to
Maturity)	5.00	1/1/20	4,395,000	4,988,457
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000	75,296
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/20	1,700,000	2,078,845
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000	2,977,432
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/22	2,350,000	2,943,751
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/23	1,500,000	1,905,825
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/32	605,000	607,251
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Revenue	5.00	8/1/18	3,000,000	3,504,150
Massachusetts Water Pollution
Abatement Trust, State

Revolving Fund Revenue	5.00	8/1/19	5,000,000		5,952,150
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000		155,693
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,475,000		2,939,260
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	5,000,000		5,852,950
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/28	500,000		586,190
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/19	1,405,000		1,605,578
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	935,000		1,064,367
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,340,000		2,652,741
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	b	108,809
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	65,000	b	74,448
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	160,000	b	183,258
Metropolitan Boston Transit
Parking Corporation,

Systemwide Senior Lien Parking
Revenue	5.00	7/1/25	1,000,000	1,152,310
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000	1,111,720
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000	1,411,693
Milton,
GO School Bonds	5.00	3/1/23	500,000	517,780
Milton,
GO School Bonds	5.00	3/1/24	500,000	517,740
Milton,
GO School Bonds	5.00	3/1/25	500,000	517,700
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	60,000	60,248
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000	1,050,451
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000	500,408
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,277,389
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,340,975
University of Massachusetts
Building Authority, Project
Revenue	5.00	11/1/18	1,370,000	1,604,010
Westwood,
GO	4.00	6/1/18	1,105,000	1,238,064
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000	649,481
U.S. Related--6.7%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000	1,665,075
Guam,

Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000	566,300
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,096,870
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000	1,201,575
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000	1,165,316
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	1,000,000	1,083,690
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	1,750,000	1,151,920
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000	1,016,780
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	1,976,640
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
FGIC) (Escrowed to Maturity)	5.50	7/1/16	3,265,000	3,621,799
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	305,000	271,819
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	330,000	269,989
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	6.00	12/15/26	2,500,000	1,630,575
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,000,000	1,393,620

Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,780,000		1,456,948
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	c	813,780
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	c	449,955
Total Long-Term Municipal Investments
(cost $286,969,374)					303,445,410
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.5%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts;
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; U.S. Bank NA)	0.07	6/2/14	2,700,000	d	2,700,000
Massachusetts,
GO Notes (Consolidated Loan)	0.40	6/7/14	3,500,000	d	3,507,945
Massachusetts,
GO Notes (Consolidated Loan)	0.49	6/7/14	1,500,000	d	1,506,300
Massachusetts,
GO Notes (Consolidated Loan)
(Liquidity Facility; Wells
Fargo Bank)	0.07	6/2/14	700,000	d	700,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(College of the Holy Cross
Issue) (LOC; JPMorgan Chase
Bank)	0.07	6/2/14	900,000	d	900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	0.05	6/2/14	1,200,000	d	1,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;

JPMorgan Chase Bank)	0.07	6/2/14	360,000	d	360,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Wells Fargo Bank)	0.06	6/2/14	100,000	d	100,000
Total Short-Term Municipal Investments
(cost $10,960,000)					10,974,245
Total Investments (cost $297,929,374)			101.4%		314,419,655
Liabilities, Less Cash and Receivables			(1.4%)		(4,441,173)
Net Assets			100.0%		309,978,482

a	Variable rate security--interest rate subject to periodic change.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2014, net unrealized appreciation on investments was $16,490,281 of which $19,789,713 related to appreciated investment securities and $3,299,432 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes

XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 5/31/2014	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	70	(8,842,969)	June 2014	(110,978)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	314,419,655	-	314,419,655
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(110,978)	-	-	(110,978)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
May 31, 2014 (Unaudited)

Common Stocks--98.4%	Shares		Value ($)
Automobiles & Components--2.0%
BorgWarner	54,140		3,404,865
Delphi Automotive	31,160		2,151,910
Gentex	13,500		390,420
Goodyear Tire & Rubber	23,150		610,466
Harley-Davidson	22,210		1,582,240
Lear	155,902		13,727,171
Tesla Motors	8,990	a,b	1,867,852
Thor Industries	7,630		457,800
TRW Automotive Holdings	140,643	b	11,936,371
Visteon	7,780	b	709,069
			36,838,164
Banks--4.2%
BB&T	144,725		5,487,972
BOK Financial	11,500		721,970
CIT Group	19,940		886,931
Comerica	265,769		12,748,939
Cullen/Frost Bankers	14,850		1,111,671
East West Bancorp	275,531		9,224,778
Fifth Third Bancorp	463,090		9,581,332
First Citizens Bancshares, Cl. A	2,500		549,450
First Horizon National	48,180		552,143
First Niagara Financial Group	63,160		543,808
First Republic Bank	74,650		3,796,699
Fulton Financial	74,230		887,048
Hudson City Bancorp	80,230		783,847
Huntington Bancshares	327,087		3,032,096
KeyCorp	44,020		602,634
M&T Bank	11,260	a	1,366,626
New York Community Bancorp	61,590		941,095
People's United Financial	56,980		818,803
Popular	18,490	b	558,028
Prosperity Bancshares	72,660		4,223,726
Regions Financial	126,240		1,286,386
Signature Bank	56,839	b	6,583,093
SunTrust Banks	302,139		11,577,966
TCF Financial	33,090		525,800
Zions Bancorporation	31,720		906,875
			79,299,716
Capital Goods--10.9%
AECOM Technology	17,410	b	559,557
Allegion	13,756		720,677
AMETEK	208,519		11,068,188
B/E Aerospace	17,250	b	1,668,937
Beacon Roofing Supply	71,748	b	2,475,306
Carlisle	20,516		1,740,988
Chart Industries	37,022	b	2,661,511
Chicago Bridge & Iron & Co.	14,398		1,171,997
Cubic	22,488		1,094,041
Curtiss-Wright	29,637		1,974,713
Donaldson	162,980		6,638,175
Dover	70,435		6,140,523

Fastenal	95,559		4,658,501
Flowserve	77,513		5,715,809
Fluor	53,374		4,007,320
Fortune Brands Home & Security	14,200		567,716
Graco	38,120		2,781,998
Hexcel	93,770	b	3,849,259
Hubbell, Cl. B	10,907		1,276,119
Huntington Ingalls Industries	44,920		4,484,364
IDEX	123,761		9,489,993
Ingersoll-Rand	151,710		9,075,292
ITT	122,350		5,344,248
Jacobs Engineering Group	68,450	b	3,769,542
KBR	26,080		633,483
L-3 Communications Holdings	9,060		1,097,800
Lincoln Electric Holdings	11,160		733,100
Masco	174,214		3,710,758
McDermott International	42,685	a,b	309,893
Middleby	15,527	b	3,708,158
MSC Industrial Direct, Cl. A	85,470		7,860,676
Navistar International	9,390	a,b	321,795
Nordson	9,685		789,715
Owens Corning	121,110		4,966,721
PACCAR	95,220		6,033,139
Pall	54,444		4,613,585
Parker Hannifin	177,748		22,259,382
Pentair	11,890		887,470
Quanta Services	29,180	b	990,661
Regal-Beloit	105,620		8,061,975
Rockwell Automation	8,570		1,037,656
Rockwell Collins	16,770		1,325,501
Roper Industries	34,158		4,839,505
Sensata Technologies Holding	141,380	b	6,063,788
Snap-on	3,705		434,485
SPX	5,555		581,275
Stanley Black & Decker	30,253		2,644,112
Terex	17,940		689,972
Textron	26,790		1,050,704
Timken	39,889		2,561,672
TransDigm Group	8,180		1,543,648
Trinity Industries	69,950		6,052,774
Triumph Group	11,410		790,713
United Rentals	15,670	b	1,583,454
W.W. Grainger	4,718		1,218,990
WABCO Holdings	13,350	b	1,425,380
Wabtec	97,150		7,649,591
WESCO International	31,756	b	2,712,598
Xylem	21,890		816,497
			204,935,400
Commercial & Professional Services--3.0%
ADT	1,100		35,420
Avery Dennison	13,850		702,195
Cintas	16,745		1,040,199
Copart	255,054	b	9,072,271
DeVry Education Group	14,200		599,666
FTI Consulting	21,994	b	709,746
IHS, Cl. A	93,873	b	11,819,549
Iron Mountain	26,655		830,037
Manpowergroup	56,226		4,609,407

Pitney Bowes	20,740		573,046
R.R. Donnelley & Sons	37,630		596,059
Republic Services	29,945		1,060,053
Robert Half International	123,402		5,625,897
Stericycle	41,690	b	4,768,085
Towers Watson & Co., Cl. A	75,738		8,521,282
Verisk Analytics, Cl. A	80,724	b	4,778,054
Waste Connections	27,740		1,264,112
			56,605,078
Consumer Durables & Apparel--3.9%
Brunswick	78,923		3,401,581
Coach	14,590		593,959
D.R. Horton	12,075		285,936
Deckers Outdoor	63,940	b	4,941,923
DSW, Cl. A	108,576		2,719,829
Fossil Group	8,220	b	861,127
Garmin	13,590	a	800,587
Hanesbrands	12,810		1,086,672
Harman International Industries	3,115		327,168
Hasbro	11,850		636,345
Jarden	86,645	b	4,902,374
Leggett & Platt	22,780		772,698
Lennar, Cl. A	9,160		374,644
Mattel	27,510		1,068,213
Michael Kors Holdings	58,510	b	5,522,174
Mohawk Industries	1,835	b	248,936
Newell Rubbermaid	332,829		9,745,233
NVR	650	b	723,866
Polaris Industries	50,181		6,469,335
PulteGroup	29,770		582,301
PVH	59,440		7,824,087
Ralph Lauren	37,905		5,817,659
Toll Brothers	80,810	b	2,926,938
Tupperware Brands	8,780		735,062
Under Armour, Cl. A	145,586	b	7,394,313
VF	28,880		1,820,018
Whirlpool	8,340		1,197,207
			73,780,185
Consumer Services--1.3%
Brinker International	12,330		612,184
Chipotle Mexican Grill	11,389	b	6,230,808
Darden Restaurants	10,680		535,282
Hyatt Hotels, Cl. A	9,770	b	597,533
International Game Technology	41,950		526,473
Marriott International, Cl. A	11,320		697,538
MGM Resorts International	53,440	b	1,376,080
Panera Bread, Cl. A	24,750	b	3,801,848
Royal Caribbean Cruises	10,310		570,040
Service Corporation International	28,130		563,163
Starwood Hotels & Resorts
Worldwide	70,780	c	5,651,783
Wyndham Worldwide	13,420		992,141
Wynn Resorts	9,360		2,012,119
			24,166,992
Diversified Financials--7.9%
Affiliated Managers Group	56,574	b	10,669,856
Ameriprise Financial	22,290		2,510,077
Blackstone Group	78,930		2,453,144

Charles Schwab	89,795		2,263,732
CME Group	25,450		1,832,400
Discover Financial Services	231,997		13,717,983
Dun & Bradstreet	9,890		1,021,142
E*TRADE Financial	591,620	b	12,051,299
Equifax	126,210		8,934,406
H&R Block	30,380		904,716
IntercontinentalExchange Group	36,831		7,233,608
Invesco	362,290		13,296,043
Legg Mason	19,970		975,335
Leucadia National	37,484		961,465
McGraw-Hill Financial	60,833		4,974,314
Moody's	35,158		3,007,415
NASDAQ OMX Group	23,680		897,472
Navient	158,011		2,496,574
Northern Trust	19,900		1,201,960
Principal Financial Group	32,030		1,498,043
Raymond James Financial	264,848		12,818,643
SEI Investments	83,782		2,758,941
SLM	182,489		1,571,230
State Street	33,812		2,206,909
T. Rowe Price Group	74,460		6,070,724
TD Ameritrade Holding	660,791		20,048,399
Voya Financial	267,930		9,591,894
			147,967,724
Energy--6.8%
Antero Resources	151,655		9,326,782
Cabot Oil & Gas	39,160		1,419,158
Cameron International	43,824	b	2,802,545
Cheniere Energy	25,110	b	1,710,242
Chesapeake Energy	34,790		999,169
Cimarex Energy	7,960		1,027,875
Cobalt International Energy	29,260	b	541,017
Concho Resources	78,791	b	10,384,654
CONSOL Energy	119,100		5,260,647
Denbury Resources	53,490		903,446
Dresser-Rand Group	7,850	b	480,420
Energen	59,000		5,037,420
EQT	47,851		5,114,315
Exterran Holdings	106,650		4,451,571
FMC Technologies	13,305	b	772,488
Golar LNG	11,750	a	546,962
Helmerich & Payne	51,190		5,628,341
HollyFrontier	64,230		3,163,328
Kosmos Energy	117,458	b	1,230,960
Laredo Petroleum	11,650	b	322,356
Marathon Petroleum	36,884		3,297,061
Murphy Oil	20,310		1,252,518
Nabors Industries	64,540		1,692,884
Newfield Exploration	26,800	b	977,664
Noble Energy	74,464		5,366,620
Oceaneering International	77,474		5,582,002
ONEOK	16,190		1,044,093
Patterson-UTI Energy	17,430		576,759
Peabody Energy	26,850		433,896
Pioneer Natural Resources	13,960		2,933,834
QEP Resources	82,488		2,634,667
Range Resources	179,052		16,642,883

Rice Energy	40,667		1,290,364
RPC	15,280		337,535
SandRidge Energy	58,150	a,b	387,861
Seadrill	19,235	a	730,930
Southwestern Energy	34,280	b	1,558,712
Superior Energy Services	21,720		720,887
Tesoro	119,851		6,735,626
Ultra Petroleum	18,690	b	505,004
Unit	9,140	b	580,573
Valero Energy	40,971		2,296,425
Weatherford International	277,630	b	6,021,795
Western Refining	38,611		1,583,823
Whiting Petroleum	14,550	b	1,045,418
World Fuel Services	9,455		438,334
WPX Energy	22,110	b	468,290
			128,260,154
Exchange-Traded Funds--1.0%
iShares Russell Mid-Cap Growth ETF	156,130		13,559,891
PowerShares QQQ Trust	22,210		2,027,995
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF
Trust	11,470		2,877,594
			18,465,480
Food & Staples Retailing--.5%
Kroger	56,060		2,676,304
Rite Aid	234,438	b	1,959,902
Safeway	30,090		1,033,291
United Natural Foods	59,500	b	4,010,895
Whole Foods Market	26,400		1,009,536
			10,689,928
Food, Beverage & Tobacco--2.4%
Brown-Forman, Cl. B	16,310		1,511,448
Bunge	14,820		1,151,662
Campbell Soup	3,715		170,519
Coca-Cola Enterprises	74,944		3,420,444
ConAgra Foods	51,610		1,667,003
Constellation Brands, Cl. A	68,445	b	5,758,278
Dr. Pepper Snapple Group	17,770		1,025,329
Hain Celestial Group	45,572	b	4,134,292
Hershey	12,140		1,181,708
Hillshire Brands	18,790		1,001,131
Hormel Foods	1,880		92,515
Ingredion	10,390		791,199
J.M. Smucker	35,542		3,646,609
Keurig Green Mountain	11,200		1,263,136
Lorillard	69,342		4,310,992
McCormick & Co.	13,680		989,201
Mead Johnson Nutrition	14,500		1,297,315
Molson Coors Brewing, Cl. B	7,145		469,641
Monster Beverage	15,620	b	1,083,716
Tyson Foods, Cl. A	116,905		4,963,786
WhiteWave Foods, Cl. A	144,850	b	4,561,327
			44,491,251
Health Care Equipment & Services--8.0%
Alere	14,850	b	531,184
Align Technology	163,837	b	8,947,138
Allscripts Healthcare Solutions	20,770	b	306,150
AmerisourceBergen	156,254		11,434,668

Boston Scientific	294,580	b	3,779,461
C.R. Bard	30,991		4,583,879
Cardinal Health	62,940		4,445,452
CareFusion	127,252	b	5,462,928
Catamaran	380,928	b	16,669,409
Cerner	127,567	b	6,894,996
Cigna	156,843		14,081,365
Community Health Systems	13,803	b	576,551
Cooper	51,450		6,638,079
DaVita HealthCare Partners	41,674	b	2,941,768
DENTSPLY International	11,620		549,510
Edwards Lifesciences	9,665	b	784,798
HCA Holdings	19,930	b	1,056,091
Health Net	13,485	b	539,130
Henry Schein	13,220	b	1,581,773
Hill-Rom Holdings	10,970		435,399
Hologic	500	b	12,220
Humana	14,690		1,828,317
IDEXX Laboratories	22,626	b	2,906,988
IMS Health Holdings	169,400		4,102,868
Laboratory Corp. of America
Holdings	7,495	b	768,837
McKesson	28,397		5,385,207
MEDNAX	168,340	b	9,701,434
Omnicare	97,219		6,178,267
Quest Diagnostics	20,900		1,251,701
ResMed	19,620	a	982,177
Sirona Dental Systems	54,847	b	4,125,591
St. Jude Medical	28,330		1,838,617
Teleflex	11,530		1,229,559
Tenet Healthcare	13,327	b	626,369
Universal Health Services, Cl. B	50,510		4,524,181
Varian Medical Systems	140,004	b	11,543,330
Zimmer Holdings	19,550		2,040,043
			151,285,435
Household & Personal Products--.5%
Avon Products	45,390		648,623
Church & Dwight	86,803		6,009,372
Clorox	9,230		827,193
Energizer Holdings	7,260		842,160
Herbalife	7,270	a	471,314
Nu Skin Enterprises, Cl. A	5,340		394,306
			9,192,968
Insurance--3.7%
Alleghany	9,529	b	4,012,852
Allstate	72,923		4,248,494
Aon	28,850		2,594,769
Arthur J. Gallagher & Co.	5,750		263,523
Assurant	14,390		975,786
Assured Guaranty	22,780		556,288
Axis Capital Holdings	31,037		1,427,392
Brown & Brown	108,338		3,270,724
Cincinnati Financial	5,090		249,512
Everest Re Group	8,640		1,382,573
Fidelity National Financial, Cl. A	270,870		9,030,806
Genworth Financial, Cl. A	56,510	b	960,105
Hartford Financial Services Group	222,540		7,711,011
Lincoln National	33,780		1,620,089

Loews	45,687		1,970,480
Markel	1,080	b	691,438
Marsh & McLennan	109,423		5,500,694
Old Republic International	41,500		709,650
PartnerRe	7,730		829,970
Progressive	80,080		2,004,402
Protective Life	22,080		1,154,784
Reinsurance Group of America	58,067		4,538,517
StanCorp Financial Group	11,030		662,903
Symetra Financial	64,253		1,339,675
Torchmark	64,904		5,252,681
Unum Group	45,080		1,528,663
Validus Holdings	17,600		657,008
W.R. Berkley	12,930		576,290
XL Group	101,447		3,292,970
			69,014,049
Materials--4.7%
Airgas	55,710		5,923,087
Albemarle	9,110		630,321
Alcoa	51,445		700,166
Allegheny Technologies	15,220		625,085
Ashland	9,860		1,015,580
Bemis	19,490		807,081
Celanese, Ser. A	17,280		1,083,456
CF Industries Holdings	4,080		992,705
Cliffs Natural Resources	26,950	a	422,576
Crown Holdings	108,640	b	5,307,064
Cytec Industries	10,400		1,033,240
Eastman Chemical	15,290		1,349,495
FMC	10,010		766,366
Graphic Packaging Holding	573,017	b	6,297,457
H.B. Fuller	52,534		2,512,701
Huntsman	20,310		542,074
International Flavors & Fragrances	12,210		1,211,965
International Paper	114,382		5,448,015
Martin Marietta Materials	7,580	a	930,824
MeadWestvaco	18,200		738,556
Minerals Technologies	27,052		1,677,224
New Gold	350,470	b	1,850,482
Newmont Mining	138,014		3,159,140
Nucor	37,730		1,910,270
Owens-Illinois	140,414	b	4,665,957
Packaging Corporation of America	11,370		786,349
Reliance Steel & Aluminum	10,830		779,219
Rock-Tenn, Cl. A	17,740		1,792,272
Royal Gold	16,340		1,024,845
Sealed Air	29,410		968,471
Sherwin-Williams	30,410		6,222,190
Sigma-Aldrich	44,532		4,387,738
Sonoco Products	25,750		1,087,680
Steel Dynamics	43,240		746,755
Tahoe Rescouces	20,620	b	428,484
Valspar	144,349		10,777,096
Vulcan Materials	15,290		932,231
W.R. Grace & Co.	8,520	b	784,522
Yamana Gold	871,593		6,414,924
			88,733,663
Media--1.8%

AMC Networks, Cl. A	10,100	b	624,988
CBS, Cl. B	72,824		4,341,039
Charter Communications, Cl. A	2,165	b	309,898
Cinemark Holdings	23,625		744,660
Discovery Communications, Cl. A	22,600	b	1,739,296
DISH Network, Cl. A	18,320	b	1,074,651
DreamWorks Animation SKG, Cl. A	11,540	b	324,043
Gannett	30,760		854,820
IMAX	172,780	b	4,532,019
Interpublic Group of Cos.	317,680		6,074,042
John Wiley & Sons, Cl. A	18,390		1,007,404
Liberty Media, Cl. A	10,210	b	1,297,997
Nielsen Holdings	28,240		1,362,862
Omnicom Group	114,234		8,127,749
Scripps Networks Interactive, Cl.
A	5,610		428,941
Starz, Cl. A	13,870	b	424,422
			33,268,831
Pharmaceuticals, Biotech & Life Sciences--5.1%
Actavis	15,742	b	3,330,063
Agilent Technologies	255,740		14,561,836
Alexion Pharmaceuticals	45,360	b	7,544,275
Alkermes	101,805	b	4,663,687
ARIAD Pharmaceuticals	10,210	a,b	65,957
BioMarin Pharmaceutical	14,270	b	827,089
Charles River Laboratories
International	8,470	b	453,823
Covance	96,020	b	8,052,237
Cubist Pharmaceuticals	132,420	b	8,819,172
Endo International	20,865	b	1,472,860
Forest Laboratories	27,220	b	2,579,912
Hospira	17,310	b	851,133
ICON	43,531	b	1,840,055
Illumina	13,980	b	2,212,335
Incyte	14,730	b	729,872
Jazz Pharmaceuticals	2,690	b	381,603
Medivation	10,610	b	772,726
Mettler-Toledo International	2,610	b	639,502
Mylan	45,520	b	2,268,717
Myriad Genetics	24,140	a,b	800,482
PAREXEL International	153,650	b	7,751,643
Perrigo Company	69,825		9,649,815
Pharmacyclics	4,400	b	390,852
Qiagen	14,085	a,b	323,392
Salix Pharmaceuticals	85,860	b	9,794,909
Techne	7,290		639,989
Vertex Pharmaceuticals	23,130	b	1,671,374
Waters	14,140	b	1,416,262
Zoetis	35,200		1,080,640
			95,586,212
Real Estate--4.5%
American Assets Trust	36,933	c	1,266,802
American Capital Agency	34,960	c	829,601
Annaly Capital Management	49,240	c	580,540
Apartment Investment & Management,
Cl. A	26,530	c	835,164
AvalonBay Communities	7,330	c	1,039,687
Boston Properties	48,499	c	5,852,859

Camden Property Trust	19,110	c	1,342,286
CBRE Group, Cl. A	182,970	b	5,459,825
CommonWealth	40,985	c	1,078,315
Corrections Corporation of America	12,179	c	396,183
Crown Castle International	23,510		1,803,922
Digital Realty Trust	11,390	a,c	654,925
Equity Lifestyle Properties	25,960	c	1,135,490
Equity Residential	80,928	c	5,001,350
Essex Property Trust	21,212	c	3,838,523
Extra Space Storage	22,840	c	1,195,674
Federal Realty Investment Trust	2,485	c	297,007
Forest City Enterprises, Cl. A	28,360	b	539,691
Gaming and Leisure Properties	23,245		780,102
General Growth Properties	24,840	c	591,937
Hatteras Financial	38,970	c	790,701
HCP	27,420	c	1,144,785
Health Care	16,570	c	1,047,721
Healthcare Trust of America, Cl. A	53,510		647,471
Home Properties	9,510	c	591,332
Hospitality Properties Trust	29,490	c	855,505
Host Hotels & Resorts	105,409	c	2,326,377
Kimco Realty	186,071	c	4,264,747
Macerich	74,271	c	4,904,857
MFA Financial	132,670	c	1,091,874
Plum Creek Timber	22,180	c	1,000,318
Prologis	43,040	c	1,786,590
Rayonier	24,799	c	1,180,432
Realogy Holdings	284,735	b	10,586,447
Realty Income	14,755	a,c	638,892
Regency Centers	52,700	c	2,814,180
SL Green Realty	50,060	c	5,481,069
Spirit Realty Capital	64,200		724,818
Starwood Property Trust	10,850	c	264,632
Two Harbors Investment	106,240		1,118,707
UDR	28,390	c	781,293
Ventas	16,710	c	1,116,228
Vornado Realty Trust	14,720	c	1,576,218
Weingarten Realty Investors	36,400	c	1,157,156
Weyerhaeuser	48,470	c	1,522,927
WP Carey	9,295		591,534
			84,526,694
Retailing--5.0%
Advance Auto Parts	13,190		1,637,802
AutoZone	3,700	b	1,970,250
Bed Bath & Beyond	11,510	b	700,383
Best Buy	18,690		516,965
Big Lots	13,740	b	583,126
CarMax	24,630	b	1,091,355
Dick's Sporting Goods	105,307		4,680,896
Dollar General	29,430	b	1,582,745
Dollar Tree	14,350	b	760,980
Expedia	51,120		3,747,096
Family Dollar Stores	380		22,268
Foot Locker	100,871		4,859,965
GameStop, Cl. A	17,020	a	644,207
Gap	18,975		782,339
Genuine Parts	13,330		1,150,779
GNC Holdings, Cl. A	6,170		227,796

Groupon	37,460	a,b	220,265
J.C. Penney	38,875	a,b	349,486
Kohl's	15,600		849,264
L Brands	16,100		923,979
Liberty Interactive, Cl. A	52,410	b	1,526,703
LKQ	358,265	b	9,938,271
Macy's	134,438		8,051,492
Murphy USA	9,507	b	483,716
Netflix	5,570	b	2,327,313
Nordstrom	9,970		678,558
O'Reilly Automotive	60,004	b	8,877,592
PetSmart	13,160	a	756,305
Ross Stores	13,910		952,140
Sally Beauty Holdings	18,675	b	478,454
Signet Jewelers	10,690		1,134,102
Staples	612,250	a	6,887,813
Tiffany & Co.	56,830		5,649,470
Tractor Supply	115,613		7,517,157
TripAdvisor	9,380	b	911,455
Ulta Salon,Cosmetics & Fragrance	8,730	b	741,177
Williams-Sonoma	131,933		8,828,956
			93,042,620
Semiconductors & Semiconductor Equipment--3.0%
Altera	16,240		538,031
Analog Devices	94,645		4,957,505
Applied Materials	692,270		13,976,931
Atmel	57,050	b	478,079
Avago Technologies	48,577		3,432,936
Cree	12,790	b	615,455
KLA-Tencor	14,680		961,834
Lam Research	21,200		1,315,248
Linear Technology	28,610		1,320,638
Marvell Technology Group	31,830		495,593
Maxim Integrated Products	28,335		970,474
Microchip Technology	132,080	a	6,287,008
Micron Technology	105,170	b	3,006,810
NVIDIA	37,660		715,540
ON Semiconductor	329,843	b	2,866,336
Silicon Laboratories	5,465	b	246,581
Skyworks Solutions	14,710		637,090
Teradyne	103,890		1,849,242
Xilinx	236,150		11,089,604
			55,760,935
Software & Services--6.0%
Activision Blizzard	177,818		3,695,058
Akamai Technologies	15,030	b	816,730
Alliance Data Systems	17,649	b	4,519,026
Amdocs	97,682		4,700,458
ANSYS	120,829	b	8,874,890
AOL	9,880	b	358,446
Autodesk	28,790	b	1,507,732
Blackhawk Network Holdings, Cl. B	4,943	b	121,252
Broadridge Financial Solutions	17,830		731,387
CA	28,780		825,698
Citrix Systems	3,790	b	234,866
Cognizant Technology Solutions,
Cl. A	105,550	b	5,130,786
CommVault Systems	37,582	b	1,838,511

Computer Sciences	19,100		1,201,199
Concur Technologies	4,900	b	418,313
CoreLogic	7,780	b	221,963
CoStar Group	22,457	b	3,560,557
DST Systems	35,570		3,242,206
Electronic Arts	55,365	b	1,944,972
Fidelity National Information
Services	53,592		2,902,007
Fiserv	127,766	b	7,680,014
FleetCor Technologies	1,295	b	163,701
Gartner	8,970	b	637,677
Global Payments	32,971		2,260,492
IAC/InterActiveCorp	16,837		1,114,778
Informatica	144,780	b	5,297,500
Intuit	92,269		7,316,009
Jack Henry & Associates	13,080		758,509
LinkedIn, Cl. A	6,985	b	1,118,229
Manhattan Associates	93,058	b	3,020,663
MICROS Systems	85,120	b	4,547,110
NetEase, ADR	17,367		1,235,836
NetSuite	4,650	b	374,279
Nuance Communications	32,365	b	523,828
Pandora Media	8,475	b	207,892
Paychex	23,210		954,163
Rackspace Hosting	21,400	b	780,886
Red Hat	99,459	b	4,984,885
Rovi	16,780	b	405,573
ServiceNow	7,010	b	366,693
Solera Holdings	16,800		1,096,200
Splunk	9,070	b	379,670
Symantec	72,220		1,588,118
Synopsys	134,110	b	5,161,894
TIBCO Software	20,500	b	440,955
Total System Services	74,553		2,255,974
Tyler Technologies	43,882	b	3,428,501
Ultimate Software Group	21,112	b	2,683,969
Vantiv, Cl. A	80,098	b	2,482,237
VeriSign	13,110	b	656,549
Western Union	37,975		614,056
Xerox	117,500		1,451,125
			112,834,022
Technology Hardware & Equipment--6.7%
3D Systems	6,515	a,b	329,985
Amphenol, Cl. A	139,106		13,326,355
Arrow Electronics	161,003	b	9,289,873
Avnet	447,515		19,498,228
AVX	47,000		633,560
Brocade Communications Systems	183,267		1,671,395
Commscope Holding	158,660		4,194,970
EchoStar, Cl. A	15,280	b	780,350
F5 Networks	7,530	b	817,381
Flextronics International	154,217	b	1,568,387
FLIR Systems	55,830		1,949,025
Harris	32,854		2,537,972
Ingram Micro, Cl. A	179,740	b	4,991,380
Jabil Circuit	115,202		2,168,102
JDS Uniphase	598,170	b	6,561,925
Juniper Networks	401,150	b	9,812,129

Knowles	35,218	b	993,500
Lexmark International, Cl. A	9,760		425,438
Motorola Solutions	32,070		2,162,159
NCR	22,350	b	729,951
NetApp	26,050		964,111
Palo Alto Networks	12,380	b	927,386
Riverbed Technology	36,540	b	742,493
SanDisk	68,730		6,641,380
Seagate Technology	238,181		12,797,465
Tech Data	9,120	b	542,731
Teradata	15,870	b	666,381
Trimble Navigation	178,112	b	6,424,500
Western Digital	116,901		10,269,753
Zebra Technologies, Cl. A	15,970	b	1,186,571
			125,604,836
Telecommunication Services--.3%
SBA Communications, Cl. A	14,210	b	1,442,315
T-Mobile US	20,045	b	688,145
TE Connectivity	32,582		1,937,326
Telephone & Data Systems	16,670		461,926
tw telecom	24,475	b	802,535
Windstream Holdings	33,420		319,829
			5,652,076
Transportation--2.2%
American Airlines Group	9,640	b	387,142
C.H. Robinson Worldwide	20,960		1,254,666
Copa Holdings, Cl. A	3,475		496,682
Delta Air Lines	85,620		3,417,094
Expeditors International of
Washington	26,345		1,198,961
Genesee & Wyoming, Cl. A	37,242	b	3,625,509
Hertz Global Holdings	23,400	b	690,768
J.B. Hunt Transport Services	125,569		9,751,689

Kansas City Southern	15,910		1,710,643
Kirby	93,320	b	10,316,526
Landstar System	15,410		1,000,571
Southwest Airlines	62,550		1,654,448
Spirit Airlines	69,290	b	4,092,960
United Continential Holdings	34,750	b	1,541,858
			41,139,517
Utilities--3.0%
AES	273,317		3,853,770
Alliant Energy	44,820		2,613,006
Ameren	62,219		2,448,318
American Electric Power	71,907		3,836,238
American Water Works	22,760		1,106,364
Aqua America	32,225		817,870
Calpine	42,860	b	999,495
CenterPoint Energy	49,060		1,183,327
CMS Energy	32,050		953,487
Consolidated Edison	16,640		915,366
DTE Energy	20,060		1,526,967
Edison International	78,866		4,348,671
Entergy	7,725		582,619
FirstEnergy	61,275		2,072,321
Great Plains Energy	264,061		6,720,352
ITC Holdings	31,200		1,141,920
MDU Resources Group	5,440		184,307
National Fuel Gas	12,450		933,750
NiSource	42,260		1,579,256
Northeast Utilities	37,690		1,711,126
NRG Energy	20,740		739,174
OGE Energy	27,595		1,013,564
ONE Gas	4,047		148,242
Pepco Holdings	60,380		1,672,526
PG&E	29,217		1,340,184
Pinnacle West Capital	23,710		1,314,008
PPL	40,610		1,425,005
Public Service Enterprise Group	29,385		1,144,840
Questar	37,960		913,697
SCANA	27,690		1,439,880
Sempra Energy	21,360		2,143,476
Vectren	28,135		1,122,024
Westar Energy	47,150		1,699,758
Wisconsin Energy	14,830		675,062
Xcel Energy	26,435		813,141
			57,133,111
Total Common Stocks
(cost $1,395,406,092)			1,848,275,041

	Number of
Rights--.0%	Rights		Value ($)
Health Care Equipment & Services
Community Health Systems
(cost $2,051)	33,320	[b]	2,499

Other Investment--1.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $26,949,237)	26,949,237	[d]	26,949,237
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,334,716)	14,334,716	[d]	14,334,716
Total Investments (cost $1,436,692,096)	100.6%		1,889,561,493
Liabilities, Less Cash and Receivables	(.6%)		(11,473,269)
Net Assets	100.0%		1,878,088,224

ADR -- American Depository Receipts
ETF -- Exchange-Traded Funds

a Security, or portion thereof, on loan. At May 31, 2014, the value of the fund's securities on loan was $14,522,428 and the value of the collateral held by the fund was $14,945,041, consisting of cash collateral of $14,334,716 and U.S. Government &
Agency securities valued at $610,325.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2014, the net unrealized appreciation on investments was $452,869,397 of which $469,277,611 related to appreciated investment securities and $16,408,214 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.9
Health Care Equipment & Services	8.0
Diversified Financials	7.9
Energy	6.8
Technology Hardware & Equipment	6.7
Software & Services	6.0
Pharmaceuticals, Biotech & Life Sciences	5.1
Retailing	5.0
Materials	4.7
Real Estate	4.5
Banks	4.2
Consumer Durables & Apparel	3.9
Insurance	3.7
Commercial & Professional Services	3.0
Semiconductors & Semiconductor Equipment	3.0
Utilities	3.0
Food, Beverage & Tobacco	2.4
Money Market Investments	2.2
Transportation	2.2
Automobiles & Components	2.0
Media	1.8
Consumer Services	1.3
Exchange-Traded Funds	1.0
Food & Staples Retailing	.5
Household & Personal Products	.5
Telecommunication Services	.3
100.6

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,799,095,188	-	-	1,799,095,188
Equity Securities - Foreign Common Stocks+	30,714,373	-	-	30,714,373
Exchange-Traded Funds	18,465,480	-	-	18,465,480
Mutual Funds	41,283,953	-	-	41,283,953
Rights+	2,499			2,499
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
May 31, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--30.2%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 8/12/14	18,000,000		18,000,000
Credit Industriel et Commercial (Yankee)
0.15%, 6/10/14	15,000,000		15,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 8/1/14	15,000,000		15,000,000
Norinchukin Bank (Yankee)
0.19%, 7/14/14	15,000,000		15,000,000
Rabobank Nederland (Yankee)
0.22%, 11/3/14	15,000,000		15,000,000
State Street Bank and Trust Co.
0.15%, 7/14/14	7,000,000		7,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 9/12/14	15,000,000	a	15,000,000
Wells Fargo Bank, NA
0.20%, 6/2/14	15,000,000		15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $115,000,000)			115,000,000
Commercial Paper--33.6%
Bank of Nova Scotia
0.18%, 7/11/14	15,000,000		14,997,083
BNP Paribas Finance Inc.
0.21%, 7/7/14	15,000,000		14,996,850
Credit Agricole NA
0.07%, 6/2/14	15,000,000		14,999,971
General Electric Capital Corp.
0.19%, 6/9/14	15,000,000		14,999,367
ING (US) Funding LLC
0.12%, 6/16/14	12,250,000		12,249,387
National Australia Funding (DE) Inc.
0.20%, 7/14/14	15,000,000	a	14,996,417

Societe Generale N.A. Inc.
0.15%, 6/3/14	15,000,000		14,999,875
State Street Corp.
0.15%, 6/3/14	10,000,000		9,999,917
Sumitomo Mitsui Trust Bank
0.20%, 9/2/14	15,000,000		14,992,250
Total Commercial Paper
(cost $127,231,117)			127,231,117
Asset-Backed Commercial Paper--3.9%
Regency Markets No. 1 LLC
0.14%, 6/19/14
(cost $14,998,950)	15,000,000	[a]	14,998,950
Time Deposits--23.1%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.07%, 6/2/14	15,000,000		15,000,000
DnB Bank (Grand Cayman)
0.05%, 6/2/14	4,000,000		4,000,000
DZ Bank AG (Grand Cayman)
0.05%, 6/2/14	15,000,000		15,000,000
Lloyds Bank (London)
0.07%, 6/2/14	15,000,000		15,000,000
Natixis New York (Grand Cayman)
0.09%, 6/2/14	18,000,000		18,000,000
Royal Bank of Canada (Toronto)
0.06%, 6/2/14	6,000,000		6,000,000
Swedbank (Grand Cayman)
0.08%, 6/2/14	15,000,000		15,000,000
Total Time Deposits
(cost $88,000,000)			88,000,000
U.S. Treasury Bills--5.3%
0.08%, 9/11/14
(cost $19,995,750)	20,000,000		19,995,750
Repurchase Agreement--3.9%
Citigroup Global Markets Holdings Inc.
0.06%, dated 5/30/14, due 6/2/14 in the amount of
$15,000,075 (fully collateralized by$15,305,000
Federal Home Loan Bank, 0.09%, due 2/23/15, value

$15,301,595)
(cost $15,000,000)	15,000,000	15,000,000
Total Investments (cost $380,225,817)	100.0%	380,225,817
Cash and Receivables (Net)	.0%	15,297
Net Assets	100.0%	380,241,114

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities amounted to $44,995,367 or 11.8% of net assets.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	380,225,817
Level 3 - Significant Unobservable Inputs	-
Total	380,225,817

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.6%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.6%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	2,640,000	2,652,540
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/18	5,000,000	5,010,500
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/44	1,000,000	1,050,760
Jefferson County,
Subordinate Lien Sewer Revenue
Warrants	6.00	10/1/42	5,000,000	5,534,050
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Corp.)	6.75	7/1/33	1,100,000	1,275,868
Arizona--1.0%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000	883,568
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)	5.00	2/1/42	6,000,000	6,303,600
University Medical Center

Corporation, HR	6.00	7/1/39	2,500,000		2,744,325
Arkansas--.4%
Pulaski County Public Facilities
Board, Health Facilities
Revenue (Carti Project)	5.50	7/1/43	3,500,000		3,804,780
California--18.5%
California,
GO (Various Purpose)	6.50	4/1/33	6,700,000		8,212,994
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		9,181,057
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	490,000		580,513
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	a	12,362
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	7/1/37	2,270,000		2,522,719
California Infrastructure and
Economic Development Bank,
Revenue (The J. David
Gladstone Institutes Project)	5.25	10/1/34	750,000		814,268
California Municipal Finance
Authority, Revenue (Emerson
College Issue)	6.00	1/1/42	6,000,000		6,928,920
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	300,000		353,949
California Pollution Control
Financing Authority, Water
Furnishing Revenue (San Diego
County Water Authority
Desalination Project Pipeline)	5.00	11/21/45	6,000,000		6,074,940
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,239,140

California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,230,000		2,689,358
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	6.00	8/15/42	6,000,000		7,231,800
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	5.38	5/15/38	1,500,000		1,609,575
Capistrano Unified School District
Community Facilities District
Number 90-2, Special Tax Bonds
(Improvement Area Number
2002-1) (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/32	4,000,000		4,330,720
Clovis Unified School District,
GO	5.00	8/1/38	4,900,000		5,457,816
Desert Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/37	6,800,000		7,542,084
Galt Redevelopment Agency,
Tax Allocation Revenue (Galt
Redevelopment Project)	7.38	9/1/33	3,300,000		3,831,399
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	2,000,000		2,262,120
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/30	2,000,000		2,248,860
Grant Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/29	2,080,000	b	1,062,131

Grant Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/33	4,380,000	b	1,806,706
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	4.00	9/2/29	1,000,000		1,033,720
JPMorgan Chase Putters/Drivers
Trust (Series 3847)
Non-recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.25	5/15/18	10,000,000 c,d,e		11,743,600
Los Angeles County Public Works
Financing Authority, LR
(Multiple Capitals Projects II)	5.00	8/1/37	2,500,000		2,713,450
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/28	2,800,000	e	3,231,312
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000		1,128,880
Metropolitan Water District of
Southern California, Water
Revenue (Build America Bonds)	6.54	7/1/39	4,600,000		5,189,812
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/32	2,500,000	b	1,111,775
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)
(Prerefunded)	6.00	12/1/21	4,630,000	a	6,038,168
Northern California Gas Authority
Number 1, Gas Project Revenue	0.87	7/1/27	660,000	f	591,287
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	10,000,000		11,868,800
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/30	2,000,000		2,388,420
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/31	2,000,000		2,372,680
Riverside County Transportation

Commission, Sales Tax Revenue	5.25	6/1/33	3,500,000		4,103,715
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/44	2,000,000	e	2,205,960
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/48	5,000,000	e	5,514,900
Sacramento Transportation
Authority, Limited Tax Measure
A Sales Tax Revenue	5.00	10/1/26	1,250,000		1,460,987
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000		2,297,060
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	b	2,769,200
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/38	2,000,000	b	513,980
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/43	2,835,000	b	537,261
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,250,000		1,432,850
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000		1,114,630
University of California Regents,
General Revenue	5.00	5/15/44	5,000,000		5,619,250
University of California Regents,
Limited Project Revenue	5.00	5/15/37	14,605,000		16,227,616
West Contra Costa Unified School

District, GO (Build America
Bonds)	8.46	8/1/34	9,250,000		10,961,620
Colorado--.4%
City and County of Denver,
Airport System Revenue	5.00	11/15/21	1,500,000	e	1,779,390
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Corp. and National Public
Finance Guarantee Corp.)	5.25	11/15/19	1,000,000	e	1,129,350
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000		587,905
Connecticut--.6%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.05	7/1/42	5,000,000		5,499,100
Delaware--1.4%
JPMorgan Chase Putters/Drivers
Trust (Series 4359)
Non-recourse (University of
Delaware, Revenue)	5.00	5/1/21	12,230,000	c,d	13,729,369
District of Columbia--1.9%
District of Columbia,
Revenue (Friendship Public
Charter School, Inc. Issue)	5.00	6/1/32	3,000,000		3,055,020
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/33	1,100,000		1,260,105
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/43	1,700,000		1,914,421
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/48	1,450,000		1,621,317
Metropolitan Washington Airports
Authority, Dulles Toll Road

Second Senior Lien Revenue
(Dulles Metrorail and Capital
Improvement Projects)	5.00	10/1/53	10,000,000	e	10,450,400
Florida--3.0%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project)	7.00	4/1/39	1,675,000		1,945,764
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000		1,181,950
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	5.25	4/1/42	1,100,000		1,166,957
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/30	500,000		549,435
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000	e	1,381,596
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	14,145,000	e	15,777,899
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000		643,890
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/40	650,000	e	689,286
Polk County,
Public Facilities Revenue	5.00	12/1/30	3,115,000		3,577,328
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000		2,138,660
Georgia--.2%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000		1,173,500

DeKalb County,
GO (Special Transportation,
Parks and Greenspace and
Libraries Tax District)	5.00	12/1/18	750,000		799,275
Hawaii--3.4%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000		6,727,860
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.13	11/15/32	1,000,000		1,069,670
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.25	11/15/37	1,000,000		1,074,080
JPMorgan Chase Putters/Drivers
Trust (Series 4007)
Non-recourse (Hawaii, GO)	5.00	12/1/19	20,000,000	c,d	23,988,593
Illinois--5.1%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)
(Insured; Assured Guaranty
Municial Corp.)	5.50	1/1/43	4,000,000	e	4,391,080
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.75	1/1/39	2,500,000	e	2,830,600
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	6.50	1/1/41	5,000,000	e	5,905,950
Chicago,
GO (Project and Refunding
Series)	5.00	1/1/35	5,000,000		5,178,950
Illinois,

GO	5.50	7/1/33	2,500,000		2,778,200
Illinois,
GO	5.50	7/1/38	2,500,000		2,740,325
Illinois,
GO	5.00	2/1/39	5,000,000		5,215,900
Illinois Finance Authority,
Revenue (Benedictine
University Project)	6.25	10/1/33	2,760,000		3,170,081
Illinois Finance Authority,
Revenue (Franciscan
Communities, Inc.)	5.25	5/15/47	4,250,000		4,253,783
Illinois Finance Authority,
Revenue (Lutheran Home and
Services Obligated Group)	5.63	5/15/42	3,000,000		3,048,450
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	5.50	7/1/28	1,360,000		1,500,991
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.50	7/1/34	2,140,000		2,338,057
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	5,000,000		5,585,700
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000		1,121,320
Indiana--.7%
Indiana Municipal Power Agency,
Power Supply System Revenue	5.25	1/1/31	6,000,000		6,853,680
Kentucky--.5%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	1,500,000		1,755,870
Kentucky Public Transportation
Infrastructure Authority,
First Tier Toll Revenue
(Downtown Crossing Project)	5.75	7/1/49	3,000,000	e	3,306,420
Louisiana--1.7%
Jefferson Parish Hospital Service

District Number 2, HR (East
Jefferson General Hospital)	6.25	7/1/31	5,000,000		5,493,850
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/25	5,000,000		5,848,800
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000		1,112,070
Louisiana State University and
Agricultural Mechanical
College Board of Supervisors,
Auxiliary Revenue	5.00	7/1/37	2,000,000		2,198,200
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000		2,310,400
Maine--.8%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000		901,956
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,500,000		2,750,400
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.00	7/1/41	3,950,000		4,408,793
Maryland--3.9%
Maryland,
GO (State and Local Facilities
Loan)	4.00	3/15/25	27,810,000		30,468,080
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	3,500,000	e	3,727,920
Maryland Economic Development

Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	1,000,000	e	1,084,390
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/29	2,000,000		2,429,160
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.13	7/1/39	250,000		263,290
Massachusetts--4.5%
JPMorgan Chase Putters/Drivers
Trust (Series 3896)
Non-recourse (Massachusetts,
GO (Consolidated Loan))	5.00	4/1/19	15,000,000	c,d	17,918,625
JPMorgan Chase Putters/Drivers
Trust (Series 4357)
Non-recourse (Massachusetts
School Building Authority,
Senior Dedicated Sales Tax
Revenue)	5.00	8/15/20	10,000,000	c,d	11,559,279
Massachusetts Development Finance
Agency, HR (Cape Cod
Healthcare Obligated Group
Issue)	5.25	11/15/41	4,370,000		4,792,972
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	3,090,000		3,762,137
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.75	1/1/36	1,165,000		1,374,688
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.88	1/1/41	1,000,000		1,180,190
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000		619,070

Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,180,000		1,292,749
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	820,000	a	905,821
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,223
Michigan--1.5%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000		956,403
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/33	6,760,000		7,515,633
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,332,850
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/19	1,000,000		1,121,960
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/20	500,000		560,440
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/21	700,000	e	797,881
Minnesota--3.5%
JPMorgan Chase Putters/Drivers
Trust (Series 3844)
Non-recourse (Minnesota, GO
(Various Purpose))	5.00	8/1/18	17,125,000	c,d	20,551,685
JPMorgan Chase Putters/Drivers
Trust (Series 3845)
Non-recourse (Minnesota, GO
(Various Purpose))	5.00	8/1/18	10,000,000	c,d	12,055,400

Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000		1,193,150
Mississippi--.4%
Mississippi Development Bank,
Special Obligation Revenue
(Jackson, Water and Sewer
System Revenue Bond Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.88	12/1/40	1,625,000		2,132,065
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000		1,657,635
Nevada--1.1%
Clark County,
Airport System Revenue (Build
America Bonds)	6.88	7/1/42	10,000,000	e	11,054,400
New Hampshire--1.2%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	0.07	5/1/21	12,250,000	f	11,331,250
New Jersey--4.8%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000		1,103,800
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/26	2,500,000		2,736,750
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.13	1/1/34	5,325,000		5,713,246
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.38	1/1/43	5,500,000		5,897,265
New Jersey Economic Development

Authority, School Facilities
Construction Revenue	5.00	3/1/26	7,000,000		7,973,280
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/29	13,000,000		14,668,290
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.63	11/15/30	1,500,000	e	1,602,960
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue) (Prerefunded)	7.50	6/1/19	2,000,000	a	2,612,280
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,602,345
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000	b,e	2,530,600
New York--14.3%
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.00	7/15/30	9,500,000		10,508,520
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.25	7/15/40	6,000,000		6,622,800
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.38	7/15/43	4,000,000		4,418,960
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,000,000		5,719,250
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	665,000	e	800,301
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.30	11/1/22	11,475,000	e,f	11,159,438

New York City,
GO	6.00	10/15/23	500,000		602,095
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Corp.)	6.50	1/1/46	325,000		379,990
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,300,000		1,568,177
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	2.30	3/1/20	5,000,000	f	4,809,250
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931) Recourse	5.75	12/15/16	9,000,000	c,d	10,358,910
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931-1) Recourse	5.75	12/15/16	5,090,000	c,d	5,858,532
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	10,000,000		11,282,000
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.75	11/15/51	5,000,000		5,615,900
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	3/15/44	2,000,000		2,096,460
New York State Dormitory
Authority, Revenue (Pace
University)	5.00	5/1/38	500,000		512,025
New York State Dormitory

Authority, Revenue (Yeshiva
University)	5.00	11/1/40	500,000		502,065
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000		1,165,960
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/30	20,000,000		23,264,000
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.41	4/1/34	17,410,000	f	16,017,200
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	6.00	12/1/42	5,000,000	e	5,582,750
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/27	2,000,000	b,e	1,276,400
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/28	4,715,000	b,e	2,835,648
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/30	2,415,000	b,e	1,291,107
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/32	4,000,000	b,e	1,941,000
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/31	5,000,000	b,e	2,540,550
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/32	3,000,000	b,e	1,454,490
North Carolina--1.3%
North Carolina Eastern Municipal
Power Agency, Power System

Revenue	5.00	1/1/26	11,415,000		12,563,349
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/19	215,000		236,932
Ohio--.3%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000		1,154,150
Ohio Turnpike and Infrastructure
Commission, Turnpike Junior
Lien Revenue (Infrastructure
Projects)	0/5.70	2/15/34	3,000,000	e,g	2,167,440
Oregon--.2%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000		2,297,320
Pennsylvania--1.5%
Pennsylvania Economic Development
Financing Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)	5.00	12/1/43	4,425,000		4,766,698
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Foundation for Indiana
University of Pennsylvania
Student Housing Project at
Indiana University of
Pennsylvania)	5.00	7/1/32	650,000		689,663
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.75	8/15/41	2,550,000		2,894,352
Philadelphia,
GO	5.25	7/15/27	5,350,000		6,195,888
Texas--13.7%
Central Texas Regional Mobility
Authority, Senior Lien Revenue	6.00	1/1/41	5,000,000	e	5,558,500
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.50	8/15/31	1,250,000		1,358,863

Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/32	2,745,000		2,916,617
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/33	1,500,000		1,741,935
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.75	8/15/41	1,000,000		1,092,770
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/42	2,750,000		2,873,145
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/43	2,770,000		3,159,213
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/32	7,500,000	e	8,049,300
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,162,750
Grand Parkway Transportation
Corporation, Grand Parkway
System First Tier Toll Revenue	5.50	4/1/53	4,500,000	e	4,792,005
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.20	10/1/31	2,000,000	e,g	1,420,360
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.40	10/1/33	2,500,000	e,g	1,761,875
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan

Agreement Supported)	0/5.45	10/1/34	2,235,000	e,g	1,567,853
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	1,000,000	a	1,261,830
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/32	500,000	e	541,240
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.12	7/1/30	350,000	e,f	350,000
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.22	7/1/30	3,800,000	e,f	3,458,000
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.22	7/1/30	11,525,000	e,f	10,487,750
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/30	5,350,000		6,132,598
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	5.88	5/15/21	825,000		937,926
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.50	5/15/31	2,800,000		3,290,028
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.88	5/15/41	3,000,000		3,587,520
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	4.88	12/1/32	1,630,000		1,716,129
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000	e	8,076,810

North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	20,000,000	e	22,865,000
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	7,000,000	e	8,352,890
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (North Tarrant Express
Mobility Partners Segments 3
LLC Segments 3A and 3B
Facility)	7.00	12/31/38	10,000,000	e	12,431,700
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (North Tarrant Express
Mobility Partners Segments 3
LLC Segments 3A and 3B
Facility)	6.75	6/30/43	5,000,000	e	6,075,850
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (NTE Mobility Partners
LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000	e	3,052,725
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	3,500,000	e	3,701,215
Virginia--1.6%
Chesapeake,
Transportation System Senior
Toll Road Revenue	0/4.88	7/15/40	2,000,000	e,g	1,172,840
Virginia Small Business Financing
Authority, Senior Lien Revenue
(95 Express Lanes LLC Project)	5.00	1/1/40	7,510,000	e	7,733,197
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing

Opco, LLC Project)	5.25	1/1/32	4,000,000	e	4,284,160
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	6.00	1/1/37	2,000,000	e	2,215,660
Wisconsin--.6%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	d	1,482,225
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000		1,180,360
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000		1,745,385
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000		1,183,370
U.S. Related--5.0%
A.B. Won International Airport
Authority of Guam, General
Revenue	6.25	10/1/34	1,000,000	e	1,125,640
A.B. Won International Airport
Authority of Guam, General
Revenue	6.38	10/1/43	1,000,000	e	1,118,910
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	10/1/34	2,000,000	e	2,262,740
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	10/1/43	2,000,000	e	2,267,400
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,831,500
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,606,050
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,291,100
Guam Government Department of

Education, COP (John F.
Kennedy High School Project)	6.63	12/1/30	1,000,000		1,108,590
Puerto Rico Commonwealth,
GO	8.00	7/1/35	5,000,000		4,470,900
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/21	500,000		503,235
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,000,000		1,347,180
Puerto Rico Electric Power
Authority, Power Revenue	6.75	7/1/36	10,000,000		6,925,200
Puerto Rico Electric Power
Authority, Power Revenue	7.00	7/1/43	5,235,000		3,652,041
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000		762,585
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	1,425,000		1,408,356
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	10,000,000	g	8,137,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	g	449,955
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000		2,225,240
Total Long-Term Municipal Investments
(cost $909,710,780)					980,882,049
Short-Term Municipal	Coupon	Maturity	Principal
Investments--6.0%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.2%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.07	6/2/14	2,100,000	h	2,100,000
Iowa--1.0%

Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.10	6/2/14	6,800,000	h	6,800,000
Iowa Finance Authority,
Private College Revenue
(Central College Project)
(LOC; Wells Fargo Bank)	0.08	6/2/14	2,700,000	h	2,700,000
Kentucky--.0%
Trimble County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.07	6/2/14	100,000	h	100,000
Louisiana--.6%
Louisiana Public Facilities
Authority, Revenue (Dynamic
Fuels, LLC Project) (LOC;
JPMorgan Chase Bank)	0.08	6/2/14	6,200,000	h	6,200,000
Massachusetts--.2%
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; U.S. Bank NA)	0.07	6/2/14	2,400,000	h	2,400,000
Minnesota--.2%
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College) (LOC;
Bank of Montreal)	0.09	6/2/14	1,700,000	h	1,700,000
Missouri--.9%
Missouri Development Finance
Board, Cultural Facilities
Revenue (The Nelson Gallery
Foundation) (Liquidity
Facility; Northern Trust
Company)	0.07	6/2/14	3,300,000	h	3,300,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue

(Saint Louis University) (LOC;
Wells Fargo Bank)	0.06	6/2/14	3,600,000	h	3,600,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;
Wells Fargo Bank)	0.07	6/2/14	2,000,000	h	2,000,000
New Hampshire--.8%
New Hampshire Business Finance
Authority, Revenue (Huggins
Hospital Issue) (LOC; TD Bank)	0.08	6/2/14	2,400,000	h	2,400,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth College Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.07	6/2/14	5,200,000	h	5,200,000
Ohio--.3%
Cleveland-Cuyahoga County Port
Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; JPMorgan
Chase Bank)	0.10	6/2/14	2,550,000	h,e	2,550,000
Pennsylvania--.4%
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.07	6/2/14	3,760,000	h	3,760,000
South Dakota--.5%
South Dakota Health and
Educational Facilities
Authority, Revenue (Regional
Health) (LOC; U.S. Bank NA)	0.08	6/2/14	5,300,000	h	5,300,000
Vermont--.6%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Bank)	0.07	6/2/14	2,000,000	h	2,000,000
Vermont Educational and Health

Buildings Financing Agency,
Revenue (Northeastern Vermont
Regional Hospital Project)
(LOC; TD Bank)	0.07	6/2/14	1,600,000	h	1,600,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.07	6/2/14	1,800,000	h	1,800,000
Washington--.2%
Washington Housing Finance
Commission, Nonprofit Revenue
(Pioneer Human Services
Projects) (LOC; U.S. Bank NA)	0.08	6/2/14	1,600,000	h	1,600,000
Wisconsin--.1%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Edgewood College) (LOC; U.S.
Bank NA)	0.08	6/2/14	1,300,000	h	1,300,000
Total Short-Term Municipal Investments
(cost $58,410,000)					58,410,000
Total Investments (cost $968,120,780)			106.6%		1,039,292,049
Liabilities, Less Cash and Receivables			(6.6%)		(64,147,761)
Net Assets			100.0%		975,144,288

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Collateral for floating rate borrowings.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities were valued at $129,246,218 or 13.3% of net assets.
e At May 31, 2014, the fund had $249,458,638 or 25.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation services.
f Variable rate security--interest rate subject to periodic change.
g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
h Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2014, net unrealized appreciation on investments was $71,171,269 of which $77,545,666 related to appreciated investment securities and $6,374,397 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2014 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	900	(108,442,969)	June 2014	(595,313)

U.S. Treasury 10 Year Notes	1,700	(214,757,812)	June 2014	(2,695,169)

U.S. Treasury Long Bonds	200	(27,650,000)	June 2014	(1,023,437)

				(4,313,919)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,039,292,049	-	1,039,292,049
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(4,313,919)	-	-	(4,313,919)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.7%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000	1,749,045
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/21	1,240,000	1,451,420
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,000,000	5,275,500
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	1,185,888
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,825,103
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000	13,330,596
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,554,625
Alaska--.9%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/27	2,295,000	2,601,015
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	5,000,000	5,372,800
Valdez,

Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	8,000,000		9,083,440
Arizona--2.7%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000		2,952,850
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000		1,178,090
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000		1,284,294
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000		5,716,450
Arizona Transportation Board,
Highway Revenue (Prerefunded)	5.00	7/1/16	15,000,000	a	16,473,300
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/31	4,335,000		4,958,330
Glendale,
Senior Lien Water and Sewer
Revenue Obligations	5.00	7/1/26	4,425,000		5,078,484
Phoenix,
GO	6.25	7/1/16	1,250,000		1,404,412
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/26	2,000,000		2,361,120
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000		2,319,286
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	5,850,000		6,100,497
California--17.6%
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	5,000,000		5,510,250

California,
Economic Recovery Bonds	5.00	7/1/15	2,950,000		2,962,419
California,
GO	0.74	5/1/15	7,500,000	b	7,522,350
California,
GO (Various Purpose)	5.00	2/1/21	4,000,000		4,797,840
California,
GO (Various Purpose)	5.00	9/1/21	11,200,000		13,523,216
California,
GO (Various Purpose)	5.00	9/1/21	5,000,000		6,037,150
California,
GO (Various Purpose)	5.25	10/1/23	5,000,000		6,105,450
California,
GO (Various Purpose)	5.00	12/1/23	2,500,000		3,064,825
California,
GO (Various Purpose)	5.00	12/1/23	12,500,000		15,324,125
California,
GO (Various Purpose)	5.25	9/1/29	10,000,000		11,890,200
California,
GO (Various Purpose)	6.00	3/1/33	11,445,000		13,854,859
California,
GO (Various Purpose)	6.50	4/1/33	8,750,000		10,725,925
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		9,181,057
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000		5,959,250
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	11,985,000		13,940,952
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/19	5,000,000		6,008,700
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.00	10/1/38	8,875,000		9,916,570
California Health Facilities
Financing Authority, Revenue

(City of Hope)	5.00	11/15/23	1,500,000		1,772,235
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000		1,877,600
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000		10,153,335
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000		4,813,320
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,440,000		4,075,437
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	a	74,169
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	10/17/17	5,000,000		5,705,850
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)
(Prerefunded)	6.00	2/1/15	8,000,000	a	8,313,360
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.00	1/1/22	2,250,000		2,403,585
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.00	7/1/27	2,000,000		2,072,460
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks

171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000	5,019,000
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.00	12/1/23	4,000,000	4,014,400
California State Public Works
Board, LR (Various Capital
Projects)	5.00	4/1/19	8,760,000	10,272,151
California State Public Works
Board, LR (Various Capital
Projects)	5.00	10/1/20	2,000,000	2,385,520
California State Public Works
Board, LR (Various Capital
Projects)	5.00	11/1/20	1,350,000	1,611,778
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	4,305,000	5,171,855
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; Assured Guaranty
Municipal Corp.)	4.50	7/1/18	2,675,000	2,866,048
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/20	7,165,000	8,674,164
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	15,520,000	18,226,067
Los Angeles Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,395,000	2,692,507
Los Angeles Unified School
District, GO (Insured;
National Public Finance

Guarantee Corp.)	5.75	7/1/16	2,000,000		2,228,060
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/33	4,000,000	c	1,672,800
Port of Oakland,
Revenue	5.00	5/1/18	1,835,000		2,121,187
Port of Oakland,
Revenue	5.00	5/1/19	2,250,000		2,636,348
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,179,556
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/25	4,635,000		5,716,485
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/28	5,000,000		6,048,900
Sacramento County Sanitation
Districts Financing Authority,
Subordinate Lien Revenue
(Sacramento Regional County
Sanitation District) (Insured;
FGIC)	0.69	12/1/35	10,000,000	b	8,541,500
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.71	6/1/34	8,000,000	b	6,582,480
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/25	5,000,000		5,808,800
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/26	5,000,000		5,808,800
Southern California Public Power
Authority, Gas Project Revenue
(Project Number 1)	5.25	11/1/20	4,000,000		4,615,240
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/30	1,000,000		1,175,310

Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/31	3,855,000		4,501,522
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/32	8,000,000		9,303,920
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/33	3,380,000		3,915,054
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000		388,246
Colorado--4.4%
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Corp. and National Public
Finance Guarantee Corp.)	5.25	11/15/19	4,445,000		5,019,961
City and County of Denver,
GO (Better Denver and
Refunding Bonds)	5.00	8/1/17	5,000,000		5,690,700
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000		2,351,620
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000		1,846,640
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	280,000		284,015
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)
(Prerefunded)	5.00	1/15/15	970,000	a	999,275
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/16	3,565,000		3,875,405
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance

Guarantee Corp.)	5.25	9/1/16	5,000,000		5,446,100
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	1.81	9/1/17	5,000,000	b	5,040,650
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/17	3,500,000		3,897,565
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.45	6/15/16	7,690,000	a	8,477,379
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.70	6/15/16	7,345,000	a	8,134,367
Northwest Parkway Public Highway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.55	6/15/16	10,960,000	a	12,104,443
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	2,220,000		2,493,659
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	5,350,000		6,530,317
Regional Transportation District,
COP	5.00	6/1/19	1,750,000		2,034,498
Regional Transportation District,
COP	5.00	6/1/20	2,700,000		3,149,523
Regional Transportation District,
COP	5.50	6/1/22	2,200,000		2,561,460
Connecticut--1.1%
Connecticut,
GO	5.00	4/15/22	5,000,000		6,050,450
Connecticut,
GO	5.00	5/15/23	10,000,000		11,762,600
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000		1,747,380
Delaware--.7%

Delaware,
GO	5.00	2/1/23	5,000,000		5,950,900
University of Delaware,
Revenue	5.00	11/1/27	5,440,000		6,474,851
District of Columbia--.7%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	3.49	6/1/16	5,000,000	b	5,220,200
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/23	4,250,000		4,911,003
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	2,500,000		2,887,900
Florida--5.0%
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,725,176
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,806,250
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000		3,765,852
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000		3,906,892
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/17	2,000,000		2,266,380
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/21	2,500,000		2,941,650
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/18	8,500,000		9,925,195
Jacksonville Electric Authority,
Revenue (Saint Johns River

Power Park System)	5.00	10/1/21	2,000,000		2,308,220
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/22	1,625,000		1,874,470
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/24	1,000,000		1,153,520
Lee County,
Airport Revenue	5.50	10/1/23	2,500,000		2,936,825
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000		5,812,550
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	4,175,000		4,949,588
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/22	2,000,000		2,205,820
Orlando Utilities Commission,
Utility System Revenue	2.56	10/1/16	13,400,000	b	14,016,936
Port Saint Lucie,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/29	5,000,000		5,384,350
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/24	1,790,000		1,953,481
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/25	6,170,000		6,700,805
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/28	2,105,000		2,262,875
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/29	1,085,000		1,161,851

Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	245,000	a	289,641
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	240,000	a	283,730
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	210,000	a	248,264
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	725,000	a	857,102
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/20	5,000,000		6,001,100
Georgia--1.4%
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.40	4/1/15	5,000,000		5,036,800
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000		7,041,000
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000		1,029,040
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		3,930,395
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	d	206,925
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		5,921,850
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000		2,117,220

Hawaii--1.4%
Hawaii,
GO	5.00	12/1/16	5,000,000		5,578,600
Hawaii,
GO	5.00	12/1/17	5,000,000		5,739,150
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (The Queen's Health
Systems) (Insured; AMBAC)	0.21	7/1/24	15,450,000	b	14,638,875
Idaho--.6%
University of Idaho Regents,
General Revenue	5.25	4/1/21	10,025,000		11,775,064
Illinois--5.4%
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/22	4,615,000		5,437,347
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/25	7,055,000		8,159,249
Chicago,
GO	5.00	1/1/22	5,000,000		5,679,300
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000		1,227,671
Illinois,
GO	5.00	8/1/18	19,900,000		22,581,724
Illinois,
GO	5.00	8/1/19	10,000,000		11,385,900
Illinois,
GO	5.00	9/1/19	7,500,000		7,586,925
Illinois,
GO	5.00	2/1/26	5,000,000		5,562,000
Illinois,
GO	5.25	2/1/28	6,000,000		6,568,800
Illinois,
GO (Insured; Assured Guaranty

Municipal Corp.)	5.00	1/1/20	5,000,000	5,761,850
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,673,925
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	3,500,000	3,649,345
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.25	6/1/24	10,000,000	11,094,900
Indiana--.1%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000	1,044,090
Kansas--1.7%
Harvey County Unified School
District Number 373, GO
Improvement Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/21	1,700,000	1,928,667
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/21	3,370,000	3,761,527
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000	9,617,803
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/22	8,390,000	10,037,628
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	4,700,000	4,995,301
Kentucky--.2%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	1,580,000	1,598,202
Kentucky Property and Buildings
Commission, Revenue (Project
Number 100)	5.00	8/1/21	1,785,000	2,110,905
Louisiana--2.2%

Jefferson Sales Tax District,
Special Sales Tax Revenue
(Insured; AMBAC)	5.25	12/1/21	4,000,000	4,554,800
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.00	6/1/21	5,500,000	5,929,110
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/25	14,500,000	16,961,520
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000	5,728,100
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000	2,224,140
Louisiana Stadium and Exposition
District, Senior Revenue	5.00	7/1/28	3,650,000	4,080,408
Maryland--1.5%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/28	2,480,000	2,941,181
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/29	4,640,000	5,467,822
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/30	4,640,000	5,439,936
Howard County,
Consolidated Public
Improvement GO	5.00	8/15/17	5,030,000	5,730,126
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	12/1/21	6,300,000	7,708,869
Massachusetts--1.4%

Massachusetts,
GO	0.61	11/1/18	2,000,000	b	2,013,840
Massachusetts,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/20	3,285,000		4,063,446
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	675,000		690,788
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000		2,476,280
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	2,950,000		3,240,663
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	885,000		969,562
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	2,050,000	a	2,264,553
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	615,000	a	679,366
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000		350,150
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000		6,782,880
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/30	60,000		63,151
Massachusetts School Building
Authority, Dedicated Sales Tax

Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	190,000	a	201,073
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	1,250,000	a	1,322,850
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	275,000		277,357
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000		381,699
Michigan--1.1%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000		7,431,550
Michigan,
Grant Anticipation Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.25	9/15/23	7,500,000		8,522,550
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/22	2,400,000		2,849,592
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000		1,070,820
Minnesota--1.2%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000		14,317,800
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000		6,917,904
Mississippi--.1%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	750,000		800,475
Mississippi State University
Educational Building

Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000	442,704
Missouri--.5%
Missouri Environmental Improvement
and Energy Resource Authority,
Water PCR (State Revolving
Fund Program - Master Trust)	5.50	7/1/14	495,000	497,257
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/21	1,550,000	1,890,721
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/22	1,750,000	2,155,615
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/23	2,200,000	2,736,602
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	1/1/26	750,000	912,083
Nebraska--.1%
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)
(Escrowed to Maturity)	6.50	12/1/16	1,000,000	1,152,750
Nevada--1.4%
Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	10,000,000	11,359,300

Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	12,930,000		14,763,474
New Jersey--6.0%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000		1,115,740
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,398,750
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,398,750
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	a	5,398,750
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	2,500,000	a	2,699,375
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Escrowed to Maturity)	5.38	6/15/15	4,400,000		4,640,416
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/19	10,000,000		11,632,900
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/20	5,555,000		6,482,796
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/25	13,000,000		14,977,430

New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	12/15/20	5,000,000		5,925,900
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/23	10,000,000		12,191,500
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Prerefunded)	5.00	3/1/15	2,000,000	a	2,072,360
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Prerefunded)	5.00	3/1/15	1,000,000	a	1,036,180
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue) (Prerefunded)	7.50	6/1/19	3,750,000	a	4,898,025
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,129,589
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/24	1,000,000		1,141,100
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,319,200
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	10,000,000	c	5,061,200
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	5,000,000		5,735,100
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/33	5,000,000		5,639,400
Rutgers, The State University,

GO	5.00	5/1/21	2,000,000		2,395,280
New Mexico--.3%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/18	5,000,000		5,812,650
New York--10.1%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000		1,140,710
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000		1,008,092
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000		3,167,280
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000		1,754,700
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/24	5,000,000		5,604,700
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000		14,441,520
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.30	11/1/22	9,175,000	b	8,922,688
New York City,
GO	5.00	8/1/18	5,000,000		5,796,850
New York City,
GO	5.00	8/1/20	18,505,000		22,091,639
New York City,
GO	5.00	8/1/23	5,000,000		6,017,750
New York City,
GO	5.13	12/1/24	5,000,000		5,683,200
New York City,
GO	5.00	8/1/26	5,660,000		6,620,898

New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/23	13,000,000	15,406,820
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/25	15,000,000	17,807,850
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000	1,052,190
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/41	7,500,000	8,330,025
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	200,000	220,478
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	10,000,000	11,256,100
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/35	4,190,000	4,331,957
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	8,000,000	9,347,280
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,427,050
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000	5,663,950
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	5,024,655
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;

National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,440,000		5,706,397
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/20	5,000,000		5,425,500
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/29	10,000,000	c	5,666,900
Utility Debt Securitization
Authority of New York,
Restructuring Bonds	5.00	12/15/26	2,500,000		3,022,550
North Carolina--3.2%
North Carolina,
GO	5.00	5/1/21	1,500,000		1,827,915
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,000,000		8,892,080
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000		5,658,750
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000		19,810,800
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Escrowed to Maturity)	5.00	1/1/17	8,050,000		8,630,888
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000		6,327,585
Wake County,
LOR	5.00	1/1/24	5,955,000		6,951,272
Ohio--.7%
Columbus,
GO (Various Purpose Limited
Tax)	5.00	7/1/21	3,005,000		3,647,679
Hamilton County,
Sewer System Improvement
Revenue (The Metropolitan
Sewer District of Greater

Cincinnati)	5.00	12/1/26	3,500,000	4,207,280
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000	3,589,289
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	280,000	287,820
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	942,786
Oregon--1.6%
Oregon,
GO	5.00	11/1/18	5,000,000	5,875,350
Oregon,
GO	5.00	11/1/19	5,000,000	5,980,700
Oregon,
GO	5.00	11/1/20	3,100,000	3,760,114
Oregon,
GO (Oregon Department of
Transportation Project)	5.00	5/1/17	7,565,000	8,540,658
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt
Revenue	5.00	11/1/18	5,000,000	5,617,050
Pennsylvania--1.7%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000	1,704,370
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	5,110,000	5,695,351
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000	5,725,250
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000	4,323,454
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000	4,400,484
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,249,435

State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/22	1,000,000	1,157,240
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/24	1,750,000	1,981,630
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/25	2,750,000	3,085,033
South Carolina--.3%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,581,940
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000	1,063,320
South Dakota--.1%
South Dakota Educational
Enhancement Funding
Corporation, Tobacco
Settlement Revenue	5.00	6/1/25	1,800,000	1,983,240
South Dakota Educational
Enhancement Funding
Corporation, Tobacco
Settlement Revenue	5.00	6/1/27	500,000	543,800
Tennessee--.7%
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/25	10,000,000	11,817,900
Texas--8.4%
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/23	1,100,000	1,224,509
Dallas and Fort Worth,

Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/26	3,000,000		3,484,620
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/27	3,400,000		3,893,170
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,162,750
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000		14,504,625
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		16,166,692
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	5,000,000	a	6,309,150
Houston,
Combined Utility System First
Lien Revenue	5.00	5/15/21	5,000,000		6,027,000
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		5,762,550
Houston,
Public Improvement GO
(Insured; AMBAC) (Prerefunded)	5.00	9/1/15	3,895,000	a	4,129,051
Houston Community College System,
Limited Tax Bonds	5.00	2/15/21	2,250,000		2,708,168
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000	c	1,495,338
Lower Colorado River Authority,
Junior Lien Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	5.00	1/1/15	1,135,000		1,167,132
Lower Colorado River Authority,
Revenue	5.00	5/15/16	13,950,000		15,207,174
Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/16	15,000		16,380

Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/16	35,000		38,219
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/17	5,000,000		5,592,500
San Antonio,
Electric and Gas Systems
Revenue (Prerefunded)	5.00	2/1/16	10,000,000	a	10,791,300
Texas Public Finance Authority,
GO	5.00	10/1/23	9,385,000		11,272,136
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue
(Prerefunded)	5.00	1/1/16	7,500,000	a	8,065,425
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	15,000,000		16,780,200
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/21	12,500,000		15,169,750
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	3,650,000		4,087,562
Utah--1.7%
Utah,
GO	5.00	7/1/20	20,000,000		24,147,800
Utah Associated Municipal Power
Systems, Revenue (Payson Power
Project)	5.00	4/1/22	5,675,000		6,616,426
Virginia--2.7%
Virginia,
GO	5.00	6/1/23	5,490,000		6,640,484
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/19	7,000,000		8,214,570
Virginia College Building
Authority, Educational
Facilities Revenue (21st

Century College and Equipment
Programs)	5.00	2/1/21	2,235,000	2,688,705
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/23	11,285,000	13,551,141
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/18	8,370,000	9,750,464
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/19	6,950,000	8,242,144
Washington--2.3%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/20	10,955,000	13,135,045
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000	6,304,612
Washington,
Federal Highway Grant
Anticipation Revenue (State
Road 520 Corridor Program)	5.00	9/1/22	5,000,000	5,989,200
Washington,
Federal Highway Grant
Anticipation Revenue (State
Road 520 Corridor Program)	5.00	9/1/23	5,000,000	6,006,050
Washington,
Motor Vehicle Fuel Tax GO	5.00	8/1/23	3,570,000	4,261,366
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/21	5,000,000	5,908,250
West Virginia--.2%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	2,870,000	2,943,874
Wisconsin--1.1%
Wisconsin,

GO	5.00	5/1/20	5,800,000		6,697,898
Wisconsin,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	7/1/15	11,825,000	a	12,449,124
U.S. Related--1.7%
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	10/1/33	1,000,000		1,112,140
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/18	5,000,000		3,829,450
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	5,000,000		3,291,200
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000		4,006,113
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/14	1,000,000		999,230
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/15	995,000		961,976
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/16	1,995,000		1,879,709
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	2,500,000		2,046,275
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.50	7/1/15	5,000		5,281
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.50	7/1/16	5,000		5,525
Puerto Rico Public Buildings

Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.75	7/1/17	5,000		5,757
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	11,000,000	e	8,951,580
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	2,500,000	e	1,499,850
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000		2,276,875
Total Long-Term Municipal Investments
(cost $1,672,748,344)					1,779,921,059
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.8%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.07	6/2/14	1,500,000	f	1,500,000
Massachusetts--.3%
Massachusetts,
GO Notes (Consolidated Loan)	0.51	6/7/14	5,000,000	f	5,012,500
Minnesota--.2%
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College) (LOC;
Bank of Montreal)	0.09	6/2/14	2,800,000	f	2,800,000
Missouri--.0%
Missouri Development Finance
Board, Cultural Facilities
Revenue (The Nelson Gallery
Foundation) Liquidity
Facility; Northern Trust
Company)	0.07	6/2/14	800,000	f	800,000
Ohio--.1%
Cleveland-Cuyahoga County Port
Authority, Educational
Facility Revenue (Laurel

School Project) (LOC; JPMorgan
Chase Bank)	0.10	6/2/14	2,500,000	f	2,500,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Northeastern Vermont
Regional Hospital Project)
(LOC; TD Bank)	0.07	6/2/14	1,300,000	f	1,300,000
Total Short-Term Municipal Investments
(cost $13,900,000)					13,912,500
Total Investments (cost $1,686,648,344)			98.7%		1,793,833,559
Cash and Receivables (Net)			1.3%		23,693,804
Net Assets			100.0%		1,817,527,363

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Non-income producing--security in default.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2014, net unrealized appreciation on investments was $107,185,215 of which $114,056,095 related to appreciated investment securities and $6,870,880 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation

CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts

SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2014	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	340	(42,951,563)	June 2014	(539,034)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,793,833,559	-	1,793,833,559
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(539,034)	-	-	(539,034)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund

May 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.3%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.06	6/2/14	21,000,000	a	21,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.11	6/7/14	7,000,000	a	7,000,000
Mobile Industrial Development
Board, Dock and Wharf Revenue,
Refunding (Holnam Inc.
Project) (LOC; Bayerische
Landesbank)	0.10	6/7/14	2,610,000	a	2,610,000

Arizona--.5%
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc. -
Drake Cement Project) (LOC;
Citibank NA)	0.08	6/7/14	4,500,000	a	4,500,000

Colorado--7.4%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (The Nature
Conservancy Project)	0.05	6/7/14	35,210,000	a,b	35,210,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)	0.07	6/7/14	850,000	a	850,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.05	6/7/14	20,300,000	a	20,300,000
Traer Creek Metropolitan District,
Revenue (LOC; BNP Paribas)	0.14	6/7/14	11,630,000	a	11,630,000

Connecticut--.2%
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.13	6/7/14	2,200,000	a,b	2,200,000

District of Columbia--.3%
District of Columbia,
Revenue (American Geophysical
Union Issue) (LOC; Bank of
America)	0.09	6/7/14	2,970,000	a	2,970,000

Florida--1.4%
Deutsche Bank Spears/Lifers Trust
(Series DBE-594) (University
of North Florida Financing
Corporation, Capital
Improvement Revenue (Housing
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.11	6/7/14	5,140,000 a,c,d		5,140,000
Gainesville,
IDR (Gainesville Hillel, Inc.
Project) (LOC; Northern Trust
Company)	0.07	6/7/14	3,250,000	a	3,250,000
Jacksonville,
IDR (University of Florida
Health Sciences Center Clinic)
(LOC; Branch Banking and Trust
Co.)	0.07	6/7/14	3,300,000	a	3,300,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industries, Inc. Project)
(LOC; Wells Fargo Bank)	0.16	6/7/14	950,000	a	950,000

Idaho--1.2%
Idaho Housing and Finance
Association, MFHR (Traditions
at Boise Apartments Project)
(LOC; FHLB)	0.08	6/7/14	10,950,000	a	10,950,000

Illinois--15.9%
Deutsche Bank Spears/Lifers Trust
(Series DBE-472) (Village of
Bolingbrook, Will and DuPage
Counties, GO Notes) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.11	6/7/14	9,190,000 a,c,d		9,190,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-555) (DeWitt,
Ford, Livingston, Logan,
McLean and Tazewell Counties
and Illinois Community College
District Number 540, Community
College GO Notes) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.11	6/7/14	6,180,000 a,c,d		6,180,000
Galesburg,
Revenue (Knox College Project)
(LOC; PNC Bank NA)	0.07	6/7/14	3,100,000	a,b	3,100,000
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (Liquidity
Facility; Wells Fargo Bank)	0.06	6/2/14	36,200,000	a,b	36,200,000
Illinois Development Finance
Authority, Revenue (McCormick
Theological Seminary Project)
(LOC; Northern Trust Company)	0.07	6/7/14	17,935,000	a,b	17,935,000
Illinois Development Finance
Authority, Revenue (McCormick
Theological Seminary Project)
(LOC; Northern Trust Company)	0.07	6/7/14	4,940,000	a,b	4,940,000
Illinois Development Finance
Authority, Revenue (Saint
Ignatius College Preparatory
School) (LOC; PNC Bank NA)	0.06	6/7/14	12,000,000	a,b	12,000,000
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.12	6/7/14	600,000	a	600,000
Illinois Finance Authority,

Revenue (Joan W. and Irving B.
Harris Theater for Music and
Dance Project) (LOC; PNC Bank
NA)	0.06	6/7/14	14,000,000	a	14,000,000
Illinois Finance Authority,
Revenue (Kohl Children's
Museum of Greater Chicago Inc.
Project) (LOC; Northern Trust
Company)	0.06	6/7/14	1,975,000	a	1,975,000
Illinois Finance Authority,
Revenue (Saint Ignatius
College Preparatory Project)
(LOC; PNC Bank NA)	0.07	6/7/14	13,000,000	a,b	13,000,000
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center) (LOC;
Wells Fargo Bank)	0.06	6/2/14	13,200,000	a	13,200,000
Illinois Finance Authority,
Revenue (Village of Oak Park
Residence Corporation Project)
(LOC; PNC Bank NA)	0.06	6/7/14	4,300,000	a	4,300,000
Illinois Housing Development
Authority, MFHR (Woodlawn Six
Apartments) (LOC; FHLMC)	0.08	6/7/14	8,390,000	a	8,390,000

Indiana--5.6%
Deutsche Bank Spears/Lifers Trust
(Series DBE-565) (Indiana Bond
Bank, Special Program Revenue)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.17	6/7/14	5,760,000 a,c,d		5,760,000
Goshen,
EDR (Goshen College Project)
(LOC; JPMorgan Chase Bank)	0.08	6/7/14	26,705,000	a,b	26,705,000
Indiana Finance Authority,
Lease Appropriation Revenue
(Stadium Project) (Liquidity
Facility; JPMorgan Chase Bank)	0.09	6/2/14	18,500,000	a	18,500,000

Kentucky--.2%
Mason County National Rural

Utilities Cooperative Finance
Corporation, PCR (East
Kentucky Power Cooperative,
Inc. Project) (Liquidity
Facility; National Rural
Utilities Cooperative Finance
Corporation)	0.26	6/7/14	1,125,000	a	1,125,000
Mason County National Rural
Utilities Cooperative Finance
Corporation, PCR (East
Kentucky Power Cooperative,
Inc. Project) (Liquidity
Facility; National Rural
Utilities Cooperative Finance
Corporation)	0.26	6/7/14	450,000	a	450,000

Maryland--7.0%
Baltimore County,
Revenue (Cross Creek
Apartments Facility) (LOC; PNC
Bank NA)	0.07	6/7/14	4,375,000	a	4,375,000
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.09	6/7/14	18,900,000	a	18,900,000
Maryland Economic Development
Corporation, EDR (Catholic
Relief Services Facility)
(LOC; Bank of America)	0.09	6/7/14	15,075,000	a	15,075,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Stella
Maris Issue) (LOC; M&T Trust)	0.10	6/7/14	9,695,000	a	9,695,000
Montgomery County,
EDR (George Meany Center for
Labor Studies - The National
Labor College Facility) (LOC;
Bank of America)	0.09	6/7/14	16,085,000	a,b	16,085,000

Massachusetts--4.5%

Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.08	6/7/14	15,410,000	a	15,410,000
University of Massachusetts
Building Authority, Project
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.07	6/7/14	26,100,000	a,b	26,100,000

Michigan--.8%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.06	6/7/14	7,290,000	a,b	7,290,000

Minnesota--.9%
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	0.10	6/7/14	8,565,000	a,b	8,565,000

Mississippi--4.6%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.06	6/2/14	40,300,000	a	40,300,000
Mississippi Development Bank,
Special Obligation Revenue,
Refunding (Harrison County GO
Bonds Refunding Project) (LOC;
Bank of America)	0.08	6/7/14	2,110,000	a	2,110,000

Missouri--1.6%
Saint Charles County Public Water
Supply District Number 2, COP
(Project Lease Agreement)
(LOC; Bank of America)	0.08	6/7/14	14,250,000	a	14,250,000

Nevada--2.4%
Clark County,

Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	3,900,000	3,905,273
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.19	6/7/14	17,975,000 a,b,c,d	17,975,000

New Jersey--5.4%
Deutsche Bank Spears/Lifers Trust
(Series DBE-343) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	6/7/14	9,815,000 a,c,d	9,815,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-557) (Newark
Housing Authority, Port
Authority-Port Newark Marine
Terminal Additional
Rent-Backed Revenue (City of
Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.13	6/7/14	5,575,000 a,c,d	5,575,000
East Orange,
GO Notes (BAN, Special
Emergency Notes and Tax Appeal
Refunding Notes)	1.25	9/24/14	4,899,000	4,906,656
Garfield,
GO Notes, BAN	1.25	2/27/15	4,460,000	4,484,372
Little Egg Harbor Township,
GO Notes, BAN	1.00	2/3/15	8,509,690	8,529,670
Little Falls Township,
GO Notes (BAN, Special
Emergency Note and Tax Appeal
Refunding BAN)	1.00	12/19/14	5,170,000	5,175,909
Margate,

Special Emergency Notes	1.00	12/22/14	3,000,000		3,005,817
Seaside Heights Borough,
GO Notes, BAN	1.00	1/30/15	5,000,000		5,005,274
Sussex County Municipal Utilities
Authority, GO Notes (Paulins
Kill Basin Water Reclamation
System Project)	1.50	2/13/15	2,750,000		2,771,202

New York--6.8%
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.11	6/7/14	2,700,000	a	2,700,000
Amherst Industrial Development
Agency, Civic Facility Revenue
(Daemen College Project) (LOC;
M&T Trust)	0.11	6/7/14	11,700,000	a,b	11,700,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview,
Inc. Project) (LOC; M&T Trust)	0.11	6/7/14	8,050,000	a	8,050,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(The Canisius High School of
Buffalo, N.Y. Project) (LOC;
M&T Trust)	0.11	6/7/14	18,360,000	a,b	18,360,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.12	6/7/14	3,700,000	a	3,700,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.10	6/7/14	7,800,000	a	7,800,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Syracuse
Research Corporation Facility)
(LOC; M&T Trust)	0.11	6/7/14	3,340,000	a	3,340,000
Syracuse Industrial Development
Agency, Civic Facility Revenue

(Community Development
Properties - Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.10	6/7/14	1,300,000	a	1,300,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.16	6/7/14	5,800,000	a	5,800,000

Ohio--2.0%
Butler County Port Authority,
Economic Development
Facilities Improvement
Revenue, Refunding (The Great
Miami Valley YMCA Project)
(LOC; JPMorgan Chase Bank)	0.09	6/7/14	10,400,000	a	10,400,000
Hamilton County,
Hospital Facilities Revenue
(Beechwood Home Project) (LOC;
PNC Bank NA)	0.08	6/7/14	3,350,000	a	3,350,000
Summit County Port Authority,
Port Facilities Revenue (Summa
Wellness Institute-Hudson
Project) (LOC; PNC Bank NA)	0.06	6/7/14	4,445,000	a	4,445,000

Oregon--2.2%
Oregon,
GO Notes, TAN	1.50	7/31/14	20,000,000		20,043,644

Pennsylvania--2.8%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	6/7/14	16,325,000 a,b,c,d		16,325,000
Jackson Township Industrial

Development Authority, Revenue
(StoneRidge Retirement Living
Project) (LOC; PNC Bank NA)	0.06	6/7/14	4,350,000	a	4,350,000
Philadelphia Authority for
Industrial Development,
Educational Facilities Revenue
(Chestnut Hill College
Project) (LOC; Wells Fargo
Bank)	0.16	6/7/14	5,345,000	a,b	5,345,000

South Carolina--2.5%
South Carolina Jobs-Economic
Development Authority, EDR
(Ashley Hall Project) (LOC;
Branch Banking and Trust Co.)	0.08	6/7/14	18,895,000	a,b	18,895,000
South Carolina Jobs-Economic
Development Authority, EDR
(Lexington-Richland Alcohol
and Drug Abuse Council, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.08	6/7/14	4,125,000	a	4,125,000

Texas--13.3%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.11	6/7/14	36,200,000	a	36,200,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.16	6/7/14	6,585,000 a,b,c,d		6,585,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-548) (Austin,
Revenue, Refunding (Town Lake

Park Community Events Center
Venue Project)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.11	6/7/14	5,045,000 a,c,d		5,045,000
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	0.07	6/2/14	13,000,000	a	13,000,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The
Methodist Hospital System)	0.07	6/2/14	14,595,000	a	14,595,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.60	7/15/14	15,900,000		15,900,000
Texas A&M University,
Revenue, CP	0.07	6/5/14	30,750,000	b	30,749,888

Utah--.3%
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.11	6/7/14	3,125,000	a	3,125,000

Virginia--2.3%
Alexandria Industrial Development
Authority, Revenue (Institute
for Defense Analyses Project)
(LOC; Branch Banking and Trust
Co.)	0.07	6/7/14	9,875,000	a	9,875,000
Fairfax County Industrial
Development Authority, Health
Care Revenue (Inova Health
System Project) (LOC; Northern
Trust Company)	0.07	6/7/14	3,600,000	a	3,600,000
Fairfax County Industrial
Development Authority, Revenue
(Fairfax Hospital System,
Inc.) (LOC; Northern Trust
Company)	0.07	6/7/14	1,600,000	a	1,600,000

Fairfax County Industrial
Development Authority, Revenue
(Fairfax Hospital System,
Inc.) (LOC; Northern Trust
Company)	0.07	6/7/14	2,800,000	a	2,800,000
Fairfax County Industrial
Development Authority, Revenue
(Fairfax Hospital System,
Inc.) (LOC; Northern Trust
Company)	0.07	6/7/14	2,900,000	a	2,900,000

Washington--4.5%
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.12	6/7/14	4,825,000	a	4,825,000
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.07	6/7/14	22,000,000	a	22,000,000
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.07	6/7/14	6,550,000	a	6,550,000
Washington Housing Finance
Commission, MFHR (Affinity at
Southridge Apartments Project)
(LOC; FHLB)	0.08	6/7/14	5,150,000	a	5,150,000
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training
Trust Fund Project) (LOC;
Wells Fargo Bank)	0.16	6/7/14	3,155,000	a	3,155,000

Wisconsin--.0%
Pleasant Prairie,
IDR (Muskie Enterprises, Inc.
Project) (LOC; Northern Trust
Company)	0.34	6/7/14	300,000	a	300,000

Total Investments (cost $916,697,705)	99.9%	916,697,705
Cash and Receivables (Net)	.1%	743,589
Net Assets	100.0%	917,441,294

a Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At May 31, 2014, the fund had $335,264,888 or 36.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities amounted to $87,590,000 or 9.5% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	916,697,705
Level 3 - Significant Unobservable Inputs	-
Total	916,697,705

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--92.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.1%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	4.00	6/1/16	1,000,000		1,067,580
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	720,000		723,420
Alaska--.5%
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	2,525,000		2,713,264
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	3,000,000		3,406,290
Arizona--2.0%
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/15	9,380,000		9,877,234
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/16	5,000,000		5,491,100
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/16	2,300,000		2,524,894
Glendale,
Subordinate Lien Water and
Sewer Revenue Obligations
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	2,925,000		2,937,753
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	2,925,000		3,050,249
Yavapai County Industrial
Development Authority, SWDR
(Waste Management, Inc.
Project)	0.63	3/2/15	1,250,000		1,249,875
California--8.0%
California,
GO	0.94	12/3/18	2,000,000	a	2,024,780
California,
GO (Various Purpose)	4.00	10/1/15	17,050,000		17,921,084
California,
GO (Various Purpose)	5.00	9/1/16	10,000,000		11,045,200
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	8/15/15	1,000,000		1,057,270

California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	1.45	3/15/17	3,000,000		3,059,760
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	0.34	4/1/16	5,000,000	a	4,999,150
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	2.00	9/2/14	4,000,000		4,018,320
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	1.13	2/1/17	5,000,000		5,050,050
California Pollution Control
Finance Authority, Solid Waste
Disposal Revenue	1.50	6/1/18	1,500,000		1,500,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	5/1/17	3,500,000		3,939,075
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/15	1,150,000		1,183,017
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/16	1,450,000		1,531,983
Chula Vista,
IDR (San Diego Gas and
Electric Company)	1.65	7/1/18	8,930,000		8,997,332
Contra Costa Transportation
Authority, Sales Tax Revenue
(Limited Tax Bonds)	0.47	12/15/15	4,000,000	a	4,001,680
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	3.00	9/2/16	2,000,000		2,096,960
Los Angeles Department of Water
and Power, Power System Revenue	5.00	1/1/16	10,000,000		10,652,000
Los Angeles Unified School
District, GO	4.00	7/1/16	4,000,000		4,310,600
Metropolitan Water District of
Southern California, Water
Revenue	3.50	10/1/16	5,900,000		6,274,473
South San Francisco Unified School
District, GO, BAN (Measure J)	4.00	6/15/18	6,000,000		6,741,240
Colorado--1.9%

City and County of Denver,
Airport System Revenue	4.00	11/15/14	1,310,000		1,333,148
City and County of Denver,
Airport System Revenue	4.00	11/15/15	1,000,000		1,055,120
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000		1,110,460
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/16	1,850,000		2,045,545
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/17	4,005,000		4,549,360
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	1.81	9/1/17	8,000,000	a	8,065,040
Regional Transportation District
of Colorado, COP (Lease
Purchase Agreement)	5.00	6/1/18	5,000,000		5,750,600
Connecticut--2.4%
Bridgeport,
GO	4.00	8/15/18	2,000,000		2,186,700
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	10,000,000		11,649,200
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/16	2,900,000		3,233,268
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	1.35	7/21/16	10,000,000		10,198,600
New Haven,
GO	4.00	11/1/15	3,000,000		3,139,470
Florida--6.8%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	5,000,000		5,699,050
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	1.31	6/1/15	5,000,000	a	5,042,800
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/16	10,000,000		10,896,600
Florida Department of
Environmental Protection,
Florida Forever Revenue	5.00	7/1/18	3,960,000		4,577,958
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000		10,515,400
Florida State Board of Education,
Public Education Capital

Outlay Bonds	5.00	6/1/16	6,065,000	6,638,021
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/16	10,000,000	10,944,800
Hillsborough County Aviation
Authority, Subordinated
Revenue (Tampa International
Airport)	4.00	10/1/15	1,500,000	1,575,810
Hillsborough County Aviation
Authority, Subordinated
Revenue (Tampa International
Airport)	5.00	10/1/16	1,520,000	1,674,706
Jacksonville,
Special Revenue	5.00	10/1/16	3,000,000	3,319,410
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/16	5,000,000	5,534,200
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/14	1,250,000	1,265,350
Orange County School Board,
COP (Master Lease Purchase
Agreement)	5.00	8/1/15	1,500,000	1,581,435
Orlando-Orange County Expressway
Authority, Junior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	8.25	7/1/15	8,360,000	9,078,375
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/17	5,000,000	5,274,000
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc.
Project) (Insured; AMBAC)	5.35	5/1/18	2,250,000	2,567,025
Georgia--2.2%
Atlanta,
Airport General Revenue	5.00	1/1/17	1,000,000	1,110,960
Atlanta,
Airport General Revenue	5.00	1/1/18	1,000,000	1,138,840
Atlanta,
Water and Wastewater Revenue	5.00	11/1/15	5,000,000	5,337,150
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.40	4/1/15	5,000,000	5,036,800
Floyd County Development
Authority, PCR (Georgia Power
Company Plant Hammond Project)	0.85	11/19/15	5,000,000	5,028,050
Fulton County,
Water and Sewerage Revenue	5.00	1/1/16	1,550,000	1,666,079
Monroe County Development
Authority, PCR (Gulf Power
Company Plant Scherer Project)	2.00	6/21/18	7,000,000	7,138,180

Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.00	1/1/17	1,000,000		1,112,330
Hawaii--1.1%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (The Queen's Health
Systems) (Insured; AMBAC)	0.21	7/1/24	15,000,000	a	14,212,500
Illinois--11.2%
Central Lake County Joint Action
Water Agency, Water Revenue	4.00	5/1/17	5,430,000		5,943,949
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,000,000		4,428,600
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,000,000		4,428,600
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	1,435,000		1,588,760
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/18	6,000,000		6,792,240
Chicago,
Second Lien Revenue (Chicago
Midway Airport) (Insured;
AMBAC)	5.00	1/1/17	4,110,000		4,224,628
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.00	12/1/17	2,345,000		2,616,363
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	4.25	12/1/18	5,020,000		5,522,552
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; AMBAC)	5.25	12/1/15	1,425,000		1,514,803
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/14	2,000,000		2,043,040
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/16	17,000,000		17,391,000
Chicago Park District,
GO Limited Tax Bonds (Insured;
AMBAC)	5.00	1/1/16	2,100,000		2,108,652
Chicago Transit Authority,

Capital Grant Receipts Revenue
(Federal Transit
Administration Section 5307
Formula Funds) (Insured; AMBAC)	5.00	6/1/14	3,815,000	3,815,496
Cook County,
GO	5.00	11/15/15	1,500,000	1,601,085
Cook County,
GO	5.00	11/15/16	5,400,000	5,972,994
Cook County,
GO (Capital Equipment Bonds)	5.00	11/15/15	1,000,000	1,067,390
Illinois,
GO	4.00	7/1/16	3,000,000	3,200,460
Illinois,
GO	5.00	7/1/17	3,150,000	3,522,236
Illinois,
GO	4.00	7/1/18	5,000,000	5,469,650
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/16	7,500,000	8,038,050
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/19	10,000,000	11,428,500
Illinois,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	4/1/16	4,465,000	4,845,954
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/17	2,000,000	2,226,540
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/18	9,000,000	10,011,960
Illinois Development Finance
Authority, Revenue (Saint
Vincent de Paul Center Project)	1.88	3/1/19	3,500,000	3,528,245
Illinois Finance Authority,
Clean Water Initiative
Revolving Fund Revenue	5.00	1/1/17	2,175,000	2,419,905
Illinois Finance Authority,
Clean Water Initiative
Revolving Fund Revenue	5.00	7/1/17	2,000,000	2,260,460
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/18	2,000,000	2,343,800
Kane, McHenry, Cook and DeKalb
Counties Community Unit School
District Number 300, GO
(Insured; XLCA)	5.00	12/1/17	3,145,000	3,327,850
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	8,330,000	8,685,441
Indiana--1.3%

Indiana Finance Authority,
EIR (Southern Indiana Gas and
Electric Company Project)	1.96	9/14/17	2,500,000		2,540,650
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.50	8/1/14	2,000,000		2,004,080
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.60	2/1/17	2,500,000		2,550,150
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	1.70	9/1/14	1,500,000		1,505,280
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	7/28/16	2,000,000		2,191,720
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	6,000,000		6,000,840
Kansas--.6%
Wichita,
GO Temporary Notes	0.50	4/15/15	7,500,000		7,509,300
Kentucky--1.7%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 99)	5.00	11/1/17	4,200,000		4,790,436
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	10,000,000		11,181,700
Louisville/Jefferson County Metro
Government, PCR (Louisville
Gas and Electric Company
Project)	1.65	4/3/17	4,940,000		5,024,721
Louisiana--1.0%
England District Sub-District
Number 1, Revenue (State of
Louisiana - Economic
Development Project)	5.00	8/15/17	3,055,000		3,448,178
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	10/1/16	8,425,000		9,318,808
Maryland--.6%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	1.25	11/15/16	2,245,000	a	2,270,279

University System of Maryland,
Revolving Loan Program Bonds	1.25	6/1/18	5,000,000		5,023,400
Massachusetts--1.4%
Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)
(Prerefunded)	2.25	9/1/16	5,000,000	b	5,212,250
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	4.00	7/1/14	4,525,000		4,536,991
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.70	11/1/16	2,820,000		2,887,398
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	6.13	10/1/14	1,000,000		1,018,250
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	4,160,000		4,552,080
Michigan--2.6%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax)	5.00	5/1/16	1,490,000		1,594,121
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/17	10,000,000		11,322,000
Michigan Hospital Finance
Authority, Project Revenue
(Ascension Health Senior
Credit Group)	1.50	3/1/17	12,000,000		12,207,000
Michigan State Building Authority,
Revenue (Facilities Program)	5.00	10/15/16	3,500,000		3,867,605
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Assured
Guaranty Corp.)	4.75	12/1/18	4,000,000		4,229,720
Minnesota--.8%
Minnesota,
GO	5.00	8/1/16	5,200,000		5,730,452
Minnesota,
GO (Various Purpose)	5.00	8/1/15	4,000,000		4,227,720
Mississippi--.1%
Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	1.38	3/1/17	800,000		797,432
Missouri--.5%

Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	1/1/18	1,965,000	2,259,554
Missouri State Environmental
Improvement and Energy
Resources Authority, EIR
(Kansas City Power and Light
Company Project)	2.88	7/2/18	3,400,000	3,512,744
Nebraska--.2%
Lincoln,
GO	4.00	12/1/15	2,035,000	2,151,178
Nevada--3.9%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/14	2,500,000	2,510,100
Clark County School District,
Limited Tax GO	5.00	6/15/16	10,000,000	10,937,500
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/15	6,800,000	7,141,428
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/15	4,075,000	4,290,201
Las Vegas Convention and Visitors
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/16	3,500,000	3,677,660
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	6/1/17	13,640,000	14,290,082
Las Vegas Valley Water District,
GO (Additionally Secured by
Southern Nevada Water
Authority Pledged Revenues)	5.00	6/1/14	450,000	450,063
Nevada,
Unemployment Compensation Fund
Special Revenue	4.00	12/1/15	2,800,000	2,959,432
Nevada,
Unemployment Compensation Fund
Special Revenue	5.00	12/1/17	2,200,000	2,524,412
New Hampshire--1.1%
New Hampshire,
Turnpike System Revenue	5.00	10/1/15	5,565,000	5,921,216
New Hampshire,
Turnpike System Revenue	5.00	2/1/17	6,000,000	6,695,700
New Hampshire Business Finance
Authority, SWDR (Waste

Management, Inc. Project)	2.13	6/1/18	1,000,000		1,014,240
New Jersey--5.5%
Hudson County Improvement
Authority, County-Guaranteed
Pooled Notes (Local Unit Loan
Program)	1.00	12/10/14	5,000,000		5,019,350
New Jersey,
GO	5.00	8/15/15	10,000,000		10,583,100
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/15	4,385,000		4,590,086
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/18	6,500,000		7,404,150
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	4,475,000		4,967,384
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/19	7,500,000		8,724,675
New Jersey Economic Development
Authority, SWDR (Waste
Management of New Jersey, Inc.
Project)	0.55	6/1/15	1,300,000		1,300,000
New Jersey Sports and Exposition
Authority, State Contract Bonds	5.00	9/1/16	1,665,000		1,826,488
New Jersey Sports and Exposition
Authority, State Contract Bonds	5.00	9/1/18	3,950,000		4,545,818
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/15	1,800,000		1,890,378
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/16	2,000,000		2,183,220
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	12/15/14	2,820,000		2,905,728
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/19	11,985,000		13,950,061
New Mexico--.4%
New Mexico Educational Assistance
Foundation, Education Loan
Revenue	0.94	12/1/20	1,945,000	a	1,935,586
New Mexico Finance Authority,
Subordinate Lien Public
Project Revolving Fund Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	6/15/18	2,605,000		2,950,527
New York--10.5%
Binghamton,
GO (Public Improvement)	1.13	1/30/15	10,000,000		10,055,400

Long Island Power Authority,
Electric System General
Revenue (Escrowed to Maturity)	5.00	5/1/15	5,400,000		5,638,410
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/16	4,595,000		5,017,005
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	4.00	11/15/15	7,820,000		8,258,702
New York City,
GO	5.25	8/1/16	4,670,000		4,709,228
New York City,
GO	5.00	8/1/17	9,545,000		10,829,662
New York City,
GO	0.64	8/1/27	7,000,000	a	7,016,730
New York City,
GO (Insured; Assured Guaranty
Municipal Corp)	5.06	8/1/17	5,000,000	a	5,244,700
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	11/1/14	240,000		241,085
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	2,590,000		2,877,982
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	5,000,000		5,874,550
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/19	4,115,000		4,911,746
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Escrowed
to Maturity)	5.00	11/1/16	765,000		850,190
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	8/15/15	995,000		1,052,392
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Escrowed to
Maturity)	5.00	8/15/15	5,000		5,293
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	8/15/15	11,380,000		12,051,420
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational

Facilities Issue)	4.00	5/15/17	4,825,000		5,307,355
New York State Environmental
Facilities Corporation, SWDR
(Waste Management, Inc.
Project)	2.75	7/1/17	2,000,000		2,106,100
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	10,000,000		11,684,100
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,000,000		5,244,850
Rockland County,
GO Notes, RAN	1.75	6/27/14	10,000,000		10,007,600
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/19	1,600,000		1,600,224
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/19	3,000,000		3,140,520
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/16	2,500,000		2,717,050
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/16	1,900,000		2,111,356
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	3,500,000		3,891,755
North Carolina--1.9%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Wake
Forest Baptist Obligated Group)	0.80	12/1/17	2,400,000	a	2,392,560
University of North Carolina Board
of Governers, General Revenue
(The University of North
Carolina at Chapel Hill)	0.55	12/1/15	11,000,000	a	11,015,840
University of North Carolina Board
of Governers, General Revenue
(The University of North
Carolina at Chapel Hill)	0.85	12/1/17	10,100,000	a	10,212,413
Ohio--2.6%
Akron,
Income Tax Revenue (Community
Learning Centers)	4.00	12/1/16	4,090,000		4,446,484
Cleveland,
Water Revenue	5.00	1/1/16	3,000,000		3,227,160
Ohio,

Common Schools GO Bonds	5.00	9/15/16	5,780,000		6,397,362
Ohio,
GO Highway Capital
Improvements Bonds (Full Faith
and Credit/Highway User
Receipts) (Buckeye Savers Bond
Program)	5.00	5/1/16	4,650,000		5,068,128
Ohio Building Authority,
State Facilities Revenue
(Administrative Building Fund
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/16	3,585,000		3,969,348
Ohio Water Development Authority,
Drinking Water Assistance Fund
Revenue	5.00	12/1/17	1,925,000		2,212,460
Ohio Water Development Authority,
Solid Waste Revenue (Waste
Management, Inc. Project)	2.25	11/2/15	6,000,000		6,161,580
Ohio Water Development Authority,
SWDR (Waste Management Project)	2.25	7/1/16	1,000,000		1,032,040
Oklahoma--.3%
Oklahoma Capitol Improvement
Authority, State Highway
Capital Improvement Revenue	4.00	10/1/16	2,960,000		3,213,642
Pennsylvania--3.9%
Chester County Industrial
Development Authority, Student
Housing Revenue, BAN
(University Student Housing,
LLC Project at West Chester
University of Pennsylvania)	1.60	2/1/15	2,600,000		2,602,548
Jim Thorpe Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.30	3/15/16	580,000		600,491
Monroeville Finance Authority,
Revenue (University of
Pittsburgh Medical Center)	4.00	2/15/16	1,000,000		1,057,430
Pennsylvania,
GO	5.00	9/1/16	5,000,000		5,061,000
Pennsylvania,
GO	5.00	10/15/17	6,450,000		7,375,059
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	1.75	12/1/15	2,000,000		2,041,940
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/16	10,000,000		10,984,400
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.66	12/1/18	4,000,000	a	4,000,080
Pennsylvania Turnpike Commission,

Turnpike Revenue	0.76	12/1/19	2,150,000	a	2,150,065
Philadelphia,
Airport Revenue	5.00	6/15/15	1,000,000		1,048,480
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/17	3,690,000		4,187,486
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/15/14	1,810,000		1,828,752
Woodland Hills School District,
GO	5.00	9/1/17	5,010,000		5,629,336
South Carolina--.4%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/15	2,000,000		2,055,420
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/17	1,060,000		1,173,579
South Carolina Jobs-Economic
Development Authority, EDR
(Waste Management of South
Carolina, Inc. Project)	2.88	2/1/15	2,100,000		2,135,406
Tennessee--2.0%
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/16	4,105,000		4,465,871
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/17	4,905,000		5,451,417
Memphis-Shelby County Airport
Authority, Airport Revenue	5.38	7/1/18	3,175,000		3,628,930
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/16	5,750,000		6,316,030
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/16	1,250,000		1,369,188
Tennessee,
GO	5.00	8/1/16	3,100,000		3,416,231
Texas--6.1%
Frisco Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/15	1,000,000		1,059,000
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue, BAN	3.00	12/15/16	10,000,000		10,623,000
Houston,
Combined Utility System First
Lien Revenue	4.00	5/15/16	3,140,000		3,366,551

Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/16	3,750,000		4,174,013
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	4.88	9/1/17	5,000,000		5,438,750
Houston Independent School
District, Limited Tax
Schoolhouse Bonds (Permament
School Fund Guarantee Program)	2.00	6/1/16	6,000,000		6,190,860
Katy Independent School District,
Unlimited Tax Bonds (Permament
School Fund Guarantee Program)	1.60	8/15/17	2,000,000		2,000,920
Katy Independent School District,
Unlimited Tax Bonds (Permament
School Fund Guarantee Program)	5.00	8/15/17	4,000,000		4,508,680
Lower Colorado River Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.88	5/15/15	1,070,000		1,075,040
North Central Texas Health
Facilities Development
Corporation, HR (Children's
Medical Center of Dallas
Project)	5.00	8/15/17	1,000,000		1,127,680
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	1.35	6/1/18	10,500,000		10,520,370
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	2,320,000		2,537,384
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	2.00	12/1/16	3,000,000		3,107,700
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/16	1,500,000		1,625,040
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/14	5,000,000	c	4,998,100
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue,
Refunding	4.00	7/1/17	3,000,000		3,269,550
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	0.41	4/1/17	2,000,000	a	2,000,860
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/19	5,000,000		5,910,750
Trinity River Authority,

Regional Wastewater System
Revenue	5.00	8/1/15	3,280,000		3,466,730
Utah--.1%
Timpanogos Special Service
District, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/14	1,775,000		1,775,231
Virginia--3.3%
Roanoke Economic Development
Authority, HR (Carilion Clinic
Obligated Group)	5.00	7/1/15	2,000,000		2,103,540
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	12,500,000	b	13,183,750
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/18	10,000,000		11,498,500
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/16	5,000,000		5,526,950
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	1,000,000		1,106,570
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/15	5,000,000		5,284,650
York County Economic Development
Authority, PCR (Virginia
Electric and Power Company
Project)	1.88	5/16/19	2,500,000		2,522,250
Washington--.9%
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	10,000,000		11,634,600
Wisconsin--1.0%
Madison,
GO Promissory Notes	1.00	10/1/15	4,955,000		5,009,158
Wisconsin,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/16	5,000,000		5,453,650
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Alliance
Senior Credit Group)	4.00	3/1/18	1,500,000		1,659,225
U.S. Related--1.5%
A.B. Won International Airport

Authority of Guam, General
Revenue	3.00	10/1/14	2,000,000		2,014,080
A.B. Won International Airport
Authority of Guam, General
Revenue	5.00	10/1/16	2,500,000		2,688,700
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/17	1,795,000		1,686,797
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	5,520,000		5,498,693
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/17	5,385,000		4,247,742
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/14	465,000		464,075
University of Puerto Rico,
University System Revenue	5.00	6/1/14	2,930,000		2,929,590
Total Long-Term Municipal Investments
(cost $1,153,231,835)					1,164,414,088
Short-Term Municipal	Coupon	Maturity	Principal
Investments--6.3%	Rate (%)	Date	Amount ($)		Value ($)
California--.4%
California Pollution Control
Financing Authority, SWDR
(Republic Services, Inc.
Project)	0.50	8/1/14	5,000,000		5,000,350
Colorado--.4%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.07	6/2/14	5,000,000	d	5,000,000
Connecticut--.7%
Connecticut,
GO Notes, Refunding (Economic
Recovery Notes)	0.36	6/2/14	10,000,000	d	10,000,000
Florida--.2%
Sarasota County Public Hospital
District, HR, Refunding
(Sarasota Memorial Hospital
Project) (LOC: Northern Trust
Company)	0.06	6/2/14	2,000,000	d	2,000,000
Indiana--.3%
Indianapolis,
Thermal Energy System First
Lien Revenue	0.72	8/1/14	4,000,000		4,002,840
Massachusetts--.1%
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity

Facility; U.S. Bank NA)	0.07	6/2/14	700,000	d	700,000
Michigan--.3%
Michigan Finance Authority,
State Aid Revenue Notes
(School District of the City
of Detroit)	4.38	8/20/14	3,500,000		3,526,145
New York--2.4%
Nassau County,
GO Notes, TAN	2.00	9/15/14	11,000,000		11,055,000
Suffolk County,
GO Notes, TAN	1.50	8/14/14	20,000,000		20,033,000
Pennsylvania--.1%
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.07	6/2/14	1,700,000	d	1,700,000
South Dakota--.6%
South Dakota Health and
Educational Facilities
Authority, Revenue (Regional
Health) (LOC; U.S. Bank NA)	0.08	6/2/14	7,500,000	d	7,500,000
Texas--.5%
Mission Economic Development
Corporation, SWDR (Republic
Services, Inc. Project)	0.50	8/1/14	6,000,000		6,000,300
Vermont--.3%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Brattleboro Memorial
Hospital Project) (LOC; TD
Bank)	0.07	6/2/14	2,300,000	d	2,300,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Landmark College
Project) (LOC; TD Bank)	0.07	6/2/14	1,100,000	d	1,100,000
Total Short-Term Municipal Investments
(cost $79,876,785)					79,917,635
Total Investments (cost $1,233,108,620)			98.7%		1,244,331,723
Cash and Receivables (Net)			1.3%		16,828,142
Net Assets			100.0%		1,261,159,865

a	Variable rate security--interest rate subject to periodic change.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2014, the net unrealized appreciation on investments was $11,223,103 of which $12,962,996 related to appreciated investment securities and $1,739,893 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2014	($)
Financial Futures Short
U.S. Treasury 5 Year Notes	275	(33,135,352)	June 2014	(257,812)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,244,331,723	-	1,244,331,723
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(257,812)	-	-	(257,812)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.3%	Rate (%)	Date	Amount ($)	Value ($)
New York--92.9%
Albany County Airport Authority,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/23	1,500,000	1,676,955
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000	2,851,775
Buffalo,
General Improvement GO	4.00	4/1/21	2,175,000	2,437,261
Erie County Fiscal Stability
Authority, Sales Tax and State
Aid Secured Revenue	5.00	12/1/24	2,000,000	2,360,580
Erie County Industrial Development
Agency, Revenue (City School
District of the City of
Buffalo Project)	5.00	5/1/17	2,500,000	2,813,375
Hempstead,
Public Improvement GO	5.00	8/15/20	1,255,000	1,510,267
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/20	1,000,000	1,161,350
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000	1,156,250
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/17	2,780,000	3,077,905
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000	5,498,750

Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,000,000		1,111,890
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	300,000		358,674
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/28	2,375,000		2,705,600
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/30	1,190,000		1,272,907
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.30	11/1/22	2,300,000	a	2,236,750
Monroe County Industrial
Development Corporation,
Revenue (Saint John Fisher
College Project)	5.00	6/1/17	1,740,000		1,908,101
Nassau County,
General Improvement GO	4.00	10/1/16	1,545,000		1,664,784
Nassau County,
General Improvement GO	5.00	10/1/18	1,310,000		1,505,308
Nassau County,
GO	5.00	10/1/20	2,000,000		2,294,540
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000		1,142,870
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.38	11/1/28	1,000,000		1,154,800
New York City,
GO	5.00	8/1/18	1,020,000		1,122,592
New York City,
GO	5.13	12/1/22	1,000,000		1,140,710

New York City,
GO	5.00	8/1/23	2,625,000		3,085,871
New York City,
GO	5.25	9/1/23	1,000,000		1,166,190
New York City,
GO	5.00	8/1/27	1,000,000		1,158,640
New York City,
GO (Prerefunded)	5.00	8/1/16	15,000	b	16,531
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,250,000		1,254,687
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Corp.)	6.50	1/1/46	325,000		379,990
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,000,000		1,206,290
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000		1,146,820
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000		2,899,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	1,000,000		1,170,190
New York City Municipal Water
Finance Authority, Water and

Sewer System Second General
Resolution Revenue	5.00	6/15/40	1,000,000		1,098,620
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000		1,802,783
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000		1,914,083
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000		2,056,093
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/21	1,100,000		1,333,002
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/29	2,000,000		2,294,480
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/31	1,980,000		2,250,646
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue
(Prerefunded)	5.00	8/1/16	255,000	b	281,148
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000		1,122,630
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	2,000,000		2,248,100
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	2,500,000		2,799,325
New York City Trust for Cultural
Resources, Revenue (Whitney
Museum of American Art)	5.00	7/1/21	2,000,000		2,325,640
New York City Trust for Cultural
Resources, Revenue (Wildlife
Conservation Society)	5.00	8/1/27	1,120,000		1,307,734

New York City Trust for Cultural
Resources, Revenue (Wildlife
Conservation Society)	5.00	8/1/31	1,480,000	1,679,489
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/29	1,000,000	1,148,100
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	3,175,000	3,340,703
New York Local Government
Assistance Corporation, Senior
Lien Revenue	5.00	4/1/18	2,500,000	2,804,725
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/17	1,150,000	1,296,246
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/23	1,395,000	1,656,325
New York State,
GO	5.00	3/1/19	1,000,000	1,111,860
New York State,
GO	5.00	3/1/22	1,000,000	1,219,170
New York State,
GO	5.00	2/15/26	2,600,000	3,018,990
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/18	2,370,000	2,526,112
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	2/15/17	1,455,000	1,621,205
New York State Dormitory
Authority, Mental Health
Services Facilities

Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	5.00	2/15/17	5,000	5,599
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000	1,645,050
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/41	2,500,000	2,776,675
New York State Dormitory
Authority, Revenue (Convent of
the Sacred Heart) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000	1,123,350
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000	3,350,010
New York State Dormitory
Authority, Revenue (New York
State Dormitory Facilities)	5.00	7/1/19	1,500,000	1,757,355
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000	1,505,745
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	1,000,000	1,130,380
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program)	5.00	10/1/18	3,040,000	3,523,786
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	185,000	193,318
New York State Dormitory
Authority, Revenue (The

Rockefeller University)	5.00	7/1/25	1,000,000	1,174,420
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	3,000,000	3,376,830
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/20	3,190,000	3,511,169
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,165,960
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/20	1,000,000	1,193,440
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	1,000,000	1,194,930
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/21	1,000,000	1,207,300
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	190,000	190,935
New York State Thruway Authority,
General Revenue	5.00	1/1/20	1,500,000	1,769,280
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	2,000,000	2,336,820
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/19	1,000,000	1,173,600
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds

(Insured; AMBAC)	5.00	4/1/25	2,000,000	2,157,140
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.00	3/15/25	1,325,000	1,552,065
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.00	3/15/28	1,000,000	1,162,330
New York State Urban Development
Corporation, Revenue (Insured;
Assured Guaranty Corp.)	5.50	1/1/19	1,140,000	1,349,965
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/20	2,075,000	2,432,979
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,723,531
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/28	1,000,000	1,167,040
Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000	2,966,250
Oyster Bay,
Public Improvement GO	5.00	2/15/16	1,000,000	1,078,240
Oyster Bay,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	4.00	11/1/19	2,000,000	2,245,340
Oyster Bay,
Public Improvement GO
(Insured; Build America Mutual
Assurance Company)	5.00	8/15/22	1,715,000	2,025,484
Suffolk County,
GO	5.00	4/1/19	1,400,000	1,624,910
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	5/1/17	1,545,000	1,732,748

Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/22	1,000,000		1,172,170
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (New York
Institute of Technology
Project)	5.00	3/1/26	750,000		763,485
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/22	1,500,000		1,680,840
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000	b	1,240,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	1,000,000		1,146,820
Utility Debt Securitization
Authority of New York,
Restructing Bonds	5.00	6/15/26	2,000,000		2,425,640
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/20	1,400,000		1,598,744
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/24	1,500,000		1,670,730
U.S. Related--4.4%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,127,900
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000		1,083,290
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,500,000		2,709,225
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	1,000,000		650,290

Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000		260,203
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000		270,176
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,000,000		818,510
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,200,000	c	976,536
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	c	299,970
Total Long-Term Municipal Investments
(cost $170,838,944)					181,323,915
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.5%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; Fortis Bank)	0.08	6/2/14	800,000	d	800,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.07	6/2/14	1,700,000	d	1,700,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.07	6/2/14	1,400,000	d	1,400,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.07	6/2/14	700,000	d	700,000
Total Short-Term Municipal Investments
(cost $4,600,000)					4,600,000
Total Investments (cost $175,438,944)			99.8%		185,923,915

Cash and Receivables (Net)	.2%	427,132
Net Assets	100.0%	186,351,047

a	Variable rate security--interest rate subject to periodic change.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2014, net unrealized appreciation on investments was $10,484,971 of which $11,230,762 related to appreciated investment securities and $745,791 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES

May 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2013	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	40	(5,053,125)	June 2014	(63,416)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	185,923,915	-	185,923,915
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(63,416)	-	-	(63,416)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.9%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000		2,512,475
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000		3,504,235
Arizona--.4%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000		1,164,860
California--1.6%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	a	1,476,255
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	2,000,000		2,204,100
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000		1,225,820
District of Columbia--1.7%
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; Berkshire
Hathaway Assurance Corp.)	5.00	10/1/36	5,050,000		5,399,612
Florida--1.6%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000		1,811,111
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/25	3,000,000		3,279,840

Illinois--1.1%
Illinois,
GO	5.25	2/1/29	2,000,000	2,209,720
Illinois,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	8/1/17	1,000,000	1,135,980
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	350,151
Michigan--.7%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000	2,209,720
New Jersey--1.4%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/27	2,000,000	2,251,960
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/29	2,000,000	2,256,660
New York--3.4%
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/40	1,750,000	1,922,585
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	3,505,000	3,900,434
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/41	3,500,000	3,887,345
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/22	1,000,000	1,120,560
Pennsylvania--79.4%
Allegheny County Airport

Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,109,870
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	10/15/22	1,250,000	1,499,612
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000	5,719,050
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/26	3,000,000	3,438,660
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/18	2,560,000	2,735,923
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/21	4,815,000	5,131,345
Allentown School District,
GO	5.00	2/15/22	5,875,000	6,649,384
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/19	1,205,000	1,386,907
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/23	1,370,000	1,551,525
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/25	1,250,000	1,391,925
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000	2,338,500
Bucks County,
GO	4.00	12/1/19	1,000,000	1,141,860

Bucks County,
GO	5.00	6/1/23	1,955,000		2,344,436
Central Bucks School District,
GO (Prerefunded)	5.00	5/15/18	5,000,000	b	5,811,550
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000	b	5,546,700
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.00	2/1/16	1,630,000	b	1,815,021
Chester County,
GO	5.00	7/15/25	3,060,000		3,557,066
Chester County,
GO (Prerefunded)	5.00	7/15/19	1,940,000	b	2,308,755
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000		2,289,542
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000		2,358,092
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,619,295
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	7.50	4/1/16	1,000,000	b	1,131,930
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000		2,041,423
Lancaster County Solid Waste
Management Authority, Solid
Waste Disposal System Revenue	5.00	12/15/19	1,000,000		1,176,070
Lower Merion School District,
GO	5.00	9/1/22	2,980,000		3,373,032
Montgomery County,
GO	5.00	12/15/17	1,685,000		1,934,481
Montgomery County,

GO	5.00	12/15/24	2,545,000		2,974,774
Montgomery County,
GO (Escrowed to Maturity)	5.00	12/15/17	245,000		281,831
Montgomery County,
GO (Escrowed to Maturity)	5.00	12/15/17	95,000		109,281
Montgomery County,
GO (Prerefunded)	5.00	12/15/19	245,000	b	293,603
Montgomery County,
GO (Prerefunded)	5.00	12/15/19	100,000	b	119,838
Montgomery County Industrial
Development Authority, FHA
Insured Mortgage Revenue (New
Regional Medical Center
Project)	5.50	8/1/25	995,000		1,151,295
Pennsylvania,
GO	5.00	7/1/20	10,000,000		11,964,300
Pennsylvania,
GO	5.00	4/1/28	3,000,000		3,516,570
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000		1,101,500
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/27	1,535,000		1,686,919
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place
Project)	5.00	3/1/25	1,000,000		1,129,300
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/20	5,000,000		5,904,450
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	1/1/22	5,000,000		5,645,600

Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)	5.00	11/1/25	2,010,000	2,253,049
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.25	6/15/24	5,000,000	5,975,150
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/26	2,000,000	2,268,440
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/30	1,875,000	2,100,675
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/26	1,000,000	1,134,610
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/42	2,000,000	2,149,300
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	10,140,000	12,086,677
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,917,872
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,710,987
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/19	3,000,000	3,490,710
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/21	3,450,000	4,059,650
Pennsylvania Intergovernmental

Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/21	2,000,000		2,356,460
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000		3,952,357
Pennsylvania State University,
GO	5.00	3/1/28	2,980,000		3,454,684
Pennsylvania State University,
GO	5.00	3/1/40	5,710,000		6,384,237
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/24	1,165,000		1,354,138
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	2,500,000		3,035,900
Pennsylvania Turnpike Commission,
Turnpike Revenue	1.21	12/1/19	2,000,000	c	2,028,240
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000		5,104,950
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/19	2,195,000		2,567,645
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000		5,601,200
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Corp.)	6.00	6/1/28	1,500,000		1,734,510
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000		2,015,038
Philadelphia,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/18	1,370,000		1,564,622

Philadelphia,
Water and Wastewater Revenue	5.00	11/1/26	2,000,000	2,309,800
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/27	2,840,000	3,260,888
Philadelphia School District,
GO	5.00	9/1/20	1,805,000	2,082,465
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,195,000
Pittsburgh,
GO	5.00	9/1/25	2,000,000	2,305,400
Pittsburgh,
GO	5.00	9/1/26	5,000,000	5,713,550
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/16	4,000,000	4,436,080
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000	1,176,430
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/25	2,580,000	3,017,929
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000	5,739,768
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/17	2,085,000	2,360,199
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,019,940
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/22	1,500,000	1,719,360
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.25	11/15/23	2,000,000	2,316,340

Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Bonds
(Federal Transit
Administration Section 5309
Fixed Guideway Modernization
Formula Funds)	5.00	6/1/23	2,000,000		2,289,700
Southeastern Pennsylvania
Transportation Authority,
Revenue	5.00	3/1/26	3,000,000		3,346,950
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/21	1,000,000		1,149,930
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.00	1/1/22	1,000,000		1,117,510
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.00	1/1/23	1,500,000		1,672,650
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.00	1/1/27	2,500,000		2,710,325
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000		2,975,925
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.00	9/15/28	1,580,000		1,816,953
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000		1,224,332
Westmoreland County,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/15	1,500,000	d	1,476,525
U.S. Related--5.8%

Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,691,850
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,096,870
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; AMBAC)	5.50	7/1/19	3,000,000		3,130,740
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	2,000,000		1,300,580
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	5,000,000		5,001,650
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	6.00	12/15/26	2,500,000		1,630,575
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000		3,344,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	e	813,780
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	e	299,970
Total Long-Term Municipal Investments
(cost $299,451,462)					313,150,003
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.8%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.7%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.07	6/2/14	2,300,000	f	2,300,000
Florida--.1%
Sarasota County Public Hospital
District, HR, Refunding

(Sarasota Memorial Hospital
Project) (LOC: Northern Trust
Company)	0.06	6/2/14	200,000	f	200,000
Minnesota--.4%
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College) (LOC;
Bank of Montreal)	0.09	6/2/14	1,200,000	f	1,200,000
Pennsylvania--.6%
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.07	6/2/14	2,100,000	f	2,100,000
Total Short-Term Municipal Investments
(cost $5,800,000)					5,800,000
Total Investments (cost $305,251,462)			100.9%		318,950,003
Liabilities, Less Cash and Receivables			(.9%)		(2,887,459)
Net Assets			100.0%		316,062,544

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, this security was valued at $1,476,255 or 0.5% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate security--interest rate subject to periodic change.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2014, net unrealized appreciation on investments was $13,698,541 of which $17,447,523 related to appreciated investment securities and $3,748,982 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES

May 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2014	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	90	(11,369,531)	June 2014	(142,685)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	318,950,003	-	318,950,003
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(142,685)	-	-	(142,685)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.8%	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs.--3.4%
GE Capital Commercial Mortgage
Corporation Trust,
Ser. 2006-C1, Cl. A4	5.46	3/10/44	2,957,533	a	3,130,421
JP Morgan Chase Commericial
Mortgage Securities Trust,
Ser. 2013-FL3, Cl. A2	0.85	4/15/28	2,000,000	a,b	1,994,122
Morgan Stanley Re-REMIC Trust,
Ser. 2010-HQ4, Cl. AJ	4.97	4/15/40	3,250,000	b	3,277,794
					8,402,337
Municipal Bonds--6.6%
California,
GO (Various Purpose)	1.05	2/1/16	1,000,000		1,012,060
California,
GO (Various Purpose)	1.25	11/1/16	1,000,000		1,012,470
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	1.30	7/1/16	2,745,000		2,779,779
Illinois,
GO	4.42	1/1/15	1,700,000		1,739,015
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	0.86	11/15/15	2,500,000		2,522,425
New York City,
GO	5.13	12/1/15	1,100,000		1,177,209
Regional Transportation Authority
of Illinois, GO Working Cash
Notes	1.06	6/1/14	3,000,000		3,000,090
University of California Regents,
General Revenue	0.65	7/1/17	3,000,000	a	3,003,240
					16,246,288
U.S. Government Agencies--12.4%
Federal Farm Credit Bank,
Bonds	0.69	5/16/17	1,380,000		1,373,577
Federal Home Loan Bank,
Bonds	1.30	2/26/18	5,930,000		5,939,500
Federal Home Loan Bank,
Bonds	1.38	3/9/18	750,000		755,583
Federal Home Loan Mortgage Corp.,
Notes	0.75	10/5/16	3,000,000	c	2,999,250

Federal Home Loan Mortgage Corp.,
Notes	1.13	5/19/17	6,500,000	c	6,500,897
Federal National Mortgage
Association, Notes	0.50	4/25/16	4,500,000	c	4,499,761
Federal National Mortgage
Association, Notes	0.65	2/27/17	2,000,000	c	1,994,698
Federal National Mortgage
Association, Notes, Ser. 2	0.70	1/30/18	2,500,000	a,c	2,488,142
Federal National Mortgage
Association, Notes	0.75	11/22/17	2,500,000	a,c	2,500,050
Federal National Mortgage
Association, Notes, Ser. 1	1.00	4/30/18	1,310,000	c	1,289,669
					30,341,127
U.S. Government Agencies/Mortgage-Backed--33.2%
Federal Home Loan Mortgage Corp.:
REMIC, Ser. 3565, Cl. XA,
4.00%, 8/15/22			442,866	c	450,794
REMIC, Ser. 3846, Cl. CK,
1.50%, 9/15/20			2,385,431	c	2,411,526
REMIC, Ser. 3689, Cl. AB,
2.00%, 12/15/27			98,598	c	98,667
REMIC, Ser. 4079, Cl. WA,
2.00%, 8/15/40			4,084,337	c	4,051,411
REMIC, Ser. 2675, Cl. CK,
4.00%, 9/15/18			179,570	c	188,190
REMIC, Ser. 3653, Cl. DL,
4.00%, 7/15/22			88,593	c	88,859
REMIC, Ser. 3829, Cl. CA,
4.00%, 8/15/24			4,860,959	c	5,030,079
REMIC, Ser. 3986, Cl. P,
4.00%, 3/15/39			1,226,030	c	1,255,578
REMIC, Ser. 3578, Cl. AM,
4.50%, 9/15/16			589,474	c	608,123
REMIC, Ser. 3835, Cl. CC,
4.50%, 12/15/40			290,000	c	292,254
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32			16,376	c	17,232
Federal National Mortgage Association:
2.50%, 3/1/22			1,781,430	c	1,841,653
REMIC, Ser. 2010-13,
Cl. KA, 2.00%, 12/25/18			1,912,980	c	1,942,082
REMIC, Ser. 2011-23,
Cl. AB, 2.75%, 6/25/20			3,720,030	c	3,837,042
REMIC, Ser. 2012-94, Cl. E,
3.00%, 6/25/22			3,537,801	c	3,689,031

REMIC, Ser. 2009-111,
Cl. JB, 3.00%, 4/25/39	937,848	c	955,751
REMIC, Ser. 2011-7, Cl. DA,
3.50%, 5/25/24	486,330	c	497,558
REMIC, Ser. 2003-122,
Cl. OL, 4.00%, 12/25/18	1,902,404	c	1,999,582
REMIC, Ser. 2008-23, Cl. A,
4.50%, 10/25/22	334,174	c	343,606
REMIC, Ser. 2003-67,
Cl. TJ, 4.75%, 7/25/18	1,037,373	c	1,095,053
REMIC, Ser. 2003-49,
Cl. YD, 5.50%, 6/25/23	672,000	c	702,303
REMIC, Ser. 2004-53, Cl. P,
5.50%, 7/25/33	560,508	c	582,045
Government National Mortgage Association I:
Ser. 2003-4, Cl. LD, 5.50%,
3/16/32	754,085		761,734
Ser. 2013-101, Cl. A,
0.51%, 5/16/35	4,836,523		4,750,252
Ser. 2013-73, Cl. A, 0.98%,
12/16/35	5,032,012		4,981,710
Ser. 2013-55, Cl. A, 1.32%,
5/16/34	4,722,720		4,708,675
Ser. 2012-22, Cl. AB,
1.66%, 3/16/33	1,017,437		1,019,234
Ser. 2013-105, Cl. A,
1.71%, 2/16/37	3,897,704		3,897,213
Ser. 2010-159, Cl. A,
2.16%, 1/16/33	474,192		476,125
Ser. 2011-49, Cl. A, 2.45%,
7/16/38	4,737,722		4,809,229
Ser. 2010-122, Cl. AB,
3.31%, 11/16/37	2,433,760		2,511,850
Ser. 2010-52, Cl. AD,
3.61%, 6/16/36	635,903		644,467
Ser. 2010-100, Cl. D,
4.07%, 1/16/51	2,323,069	a	2,438,392
Ser. 2009-119, Cl. B,
4.29%, 2/16/41	3,446,607		3,516,215
Ser. 2006-31, Cl. E, 4.70%,
5/16/39	2,915,750	a	2,971,187
Ser. 2003-48, Cl. C, 4.89%,
7/16/34	967,978		992,736
Ser. 2005-76, Cl. B, 4.89%,
10/16/38	5,170,733	a	5,448,663

Ser. 2006-3, Cl. B, 5.09%,
1/16/37	397,900	a	401,808
Ser. 2007-12, Cl. B, 5.14%,
12/16/36	1,768,638	a	1,837,111
Ser. 2007-69, Cl. C, 5.20%,
10/16/37	1,506,889	a	1,551,618
Ser. 2006-18, Cl. C, 5.24%,
10/16/32	169,237	a	169,749
Ser. 2003-109, Cl. D,
5.24%, 1/16/34	203,599	a	204,157
Ser. 2004-10, Cl. D, 5.28%,
5/16/34	784,493	a	790,713
Ser. 2006-32, Cl. B, 5.35%,
7/16/36	195,417	a	197,472
			81,058,729
U.S. Government Securities--43.2%
U.S. Treasury Notes:
0.25%, 4/15/16	4,250,000		4,244,271
0.25%, 5/15/16	10,500,000	d	10,480,522
0.63%, 8/15/16	10,000,000		10,038,670
0.63%, 10/15/16	10,500,000		10,525,021
0.63%, 2/15/17	9,750,000		9,740,094
0.75%, 1/15/17	10,500,000	d	10,533,222
0.88%, 12/31/16	10,500,000	d	10,570,959
0.88%, 1/31/17	10,500,000		10,562,349
0.88%, 4/15/17	4,500,000	d	4,518,103
0.88%, 5/15/17	5,250,000		5,265,382
1.00%, 3/31/17	9,500,000		9,574,964
1.50%, 6/30/16	9,250,000		9,460,650
			105,514,207
Total Bonds and Notes
(cost $241,843,285)			241,562,688

Other Investment--3.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,496,954)	7,496,954	[e]	7,496,954
Total Investments (cost $249,340,239)	101.9%		249,059,642
Liabilities, Less Cash and Receivables	(1.9%)		(4,714,903)
Net Assets	100.0%		244,344,739

GO--General Obligation
REMIC--Real Mortagage Investment Conduit

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities were valued at $5,271,916 or 2.2% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Security, or portion thereof, on loan. At May 31, 2014, the value of the fund's securities on loan was $26,136,262 and the value of the collateral held by the fund was $27,011,517, consisting of U.S. Government & Agency securities.
e Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized depreciation on investments was $280,597 of which $491,171 related to appreciated investment securities and $771,768 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	88.8
Municipal Bonds	6.6
Commercial Mortgage-Backed	3.4
Money Market Investment	3.1
101.9

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	8,402,337	-	8,402,337
Municipal Bonds	-	16,246,288	-	16,246,288
Mutual Funds	7,496,954	-	-	7,496,954
U.S. Government Agencies/Mortgage-Backed	-	111,399,856	-	111,399,856
U.S. Treasury	-	105,514,207	-	105,514,207

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
May 31, 2014 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Automobiles & Components--2.2%
Dana Holding	79,690		1,764,337
Drew Industries	29,520		1,432,310
Tenneco	36,040	a	2,297,550
Thor Industries	13,040		782,400
Winnebago Industries	56,250	a	1,392,750
			7,669,347
Banks--12.2%
Banc of California	23,660	b	257,894
Bancorp	31,250	a	490,625
Boston Private Financial Holdings	202,160		2,555,302
Brookline Bancorp	61,970		554,012
Cardinal Financial	29,910		519,537
CoBiz Financial	47,600		493,612
Columbia Banking System	65,300		1,617,481
CVB Financial	177,000		2,580,660
EverBank Financial	152,680		2,908,554
First Financial Holdings	31,170		1,834,978
First Horizon National	107,550		1,232,523
First Midwest Bancorp	55,960		895,360
Hancock Holding	37,220		1,257,292
IBERIABANK	29,690		1,854,437
Ladder Capital, Cl. A	81,960		1,520,358
MB Financial	19,360		519,622
PrivateBancorp	44,440		1,186,992
Prosperity Bancshares	21,080		1,225,380
Radian Group	125,580		1,810,864
Sandy Spring Bancorp	32,930		780,770
Square 1 Financial, Cl. A	2,595		49,020
SVB Financial Group	49,120	a	5,179,704
Synovus Financial	68,667		1,583,464
UMB Financial	83,150		4,589,880
United Community Banks	53,700		823,758
Valley National Bancorp	103,660	b	1,004,465
Washington Trust Bancorp	9,020		308,574
Webster Financial	30,530		913,458
WesBanco	25,340		746,010

Wintrust Financial	22,370		974,885
			42,269,471
Capital Goods--8.7%
Aerovironment	29,280	a	940,474
Altra Holdings	13,400		458,146
American Woodmark	15,690	a	432,573
Apogee Enterprises	69,345		2,087,285
Armstrong World Industries	18,800	a	997,716
Astec Industries	14,670		585,480
Chart Industries	14,480	a	1,040,967
CIRCOR International	23,430		1,786,772
Comfort Systems USA	81,990		1,352,835
Crane	17,600		1,304,336
FreightCar America	19,230		494,403
Global Power Equipment Group	14,050		232,246
Graco	6,090		444,448
Granite Construction	15,740		559,085
Great Lakes Dredge & Dock	46,720	a	356,006
Hexcel	18,610	a	763,940
L.B. Foster, Cl. A	12,700		648,716
Lindsay	5,940	b	500,683
MRC Global	87,550	a	2,520,564
Mueller Industries	21,470		618,765
Primoris Services	36,300		1,051,611
Regal-Beloit	15,050		1,148,766
Rush Enterprises, Cl. A	32,320	a	1,072,378
Sun Hydraulics	31,900		1,177,748
Thermon Group Holdings	100,550	a	2,367,952
Trex	34,260	a	1,058,977
Watsco	19,730		1,985,430
Watts Water Technologies, Cl. A	36,610		2,041,374
Woodward	6,470		289,209
			30,318,885
Commercial & Professional Services--6.5%
Clean Harbors	7,620	a	465,658
Corporate Executive Board	18,060		1,231,150
Herman Miller	143,220		4,478,489
HNI	29,140		1,090,710
Interface	108,560		1,980,134
Knoll	86,960		1,525,278
Korn/Ferry International	39,240	a	1,191,719
McGrath RentCorp	19,460		667,089
On Assignment	44,270	a	1,560,517

Steelcase, Cl. A	311,910		5,112,205
TrueBlue	124,370	a	3,384,108
			22,687,057
Consumer Durables & Apparel--2.2%
Brookfield Residential Properties	25,500	a	515,100
Cavco Industries	5,050	a	387,689
Ethan Allen Interiors	29,750	b	697,340
Oxford Industries	8,080		516,554
Skechers USA, Cl. A	19,850	a	883,325
Standard Pacific	119,030	a	955,811
Steven Madden	31,355	a	998,970
Taylor Morrison Home, Cl. A	32,350	a	689,055
Universal Electronics	2,460	a	111,881
Vera Bradley	24,220	a,b	652,729
Wolverine World Wide	49,980		1,292,983
			7,701,437
Consumer Services--1.3%
Apollo Education Group	46,190	a	1,237,892
Cheesecake Factory	39,220		1,799,021
Del Frisco's Restaurant Group	28,380	a	766,544
Orient-Express Hotels, Cl. A	58,670	a	771,511
			4,574,968
Diversified Financials--2.0%
FXCM, Cl. A	57,690		771,892
Greenhill & Co.	11,620		577,746
Nelnet, Cl. A	31,990		1,317,028
Piper Jaffray	18,000	a	792,540
Portfolio Recovery Associates	39,126	a	2,182,840
Raymond James Financial	28,510		1,379,884
			7,021,930
Energy--5.7%
Bill Barrett	35,470	a	886,750
C&J Energy Services	13,580	a	415,684
Comstock Resources	41,630		1,131,920
CONSOL Energy	37,890		1,673,601
Dril-Quip	6,980	a	713,496
Forum Energy Technologies	33,830	a	1,117,743
Geospace Technologies	14,280	a	724,282
Gulf Island Fabrication	16,410		323,441
Key Energy Services	151,650	a	1,220,782
McDermott International	111,510	a,b	809,563
Natural Gas Services Group	50,690	a	1,522,728
Navigator Holdings	35,955	a	882,336

Parsley Energy, Cl. A	256		6,085
PDC Energy	53,710	a	3,447,645
Synergy Resources	150,790	a	1,770,275
Tesco	35,390		753,807
Western Refining	54,080	b	2,218,362
			19,618,500
Exchange-Traded Funds--.1%
iShares Russell 2000 ETF	2,110	b	238,135
iShares Russell 2000 Value ETF	1,750	b	173,022
			411,157
Food & Staples Retailing--.8%
Casey's General Stores	15,790		1,124,722
United Natural Foods	26,280	a	1,771,535
			2,896,257
Food, Beverage & Tobacco--1.1%
Dean Foods	51,455		894,288
Fresh Del Monte Produce	18,300		530,151
TreeHouse Foods	14,490	a	1,086,025
WhiteWave Foods, Cl. A	38,950	a	1,226,535
			3,736,999
Health Care Equipment & Services--6.3%
Air Methods	20,100	a	968,820
Align Technology	31,950	a	1,744,790
AmSurg	19,940	a	902,883
athenahealth	10,090	a,b	1,280,522
Catamaran	14,601	a	638,940
Centene	29,170	a	2,173,748
Computer Programs & Systems	11,510		731,806
Endologix	61,450	a	802,537
Globus Medical, Cl. A	31,450	a	760,461
Hanger	104,350	a	3,170,153
HealthSouth	28,670		1,006,890
HealthStream	41,190	a	1,059,819
HeartWare International	10,220	a	921,537
Insulet	18,630	a	682,417
LDR Holding	40,099		945,935
LifePoint Hospitals	11,800	a	722,632
Natus Medical	32,320	a	796,688
Omnicell	26,960	a	715,249
Select Medical Holdings	15,730		238,309
Spectranetics	55,350	a	1,186,704
Thoratec	9,440	a	312,653
			21,763,493

Household & Personal Products--.5%
Elizabeth Arden	20,000	a	542,600
Inter Parfums	37,160		1,109,969
			1,652,569
Insurance--.8%
First American Financial	7,680		215,194
Protective Life	21,420		1,120,266
Safety Insurance Group	11,010		567,896
Stewart Information Services	23,120		741,690
			2,645,046
Materials--5.5%
Allied Nevada Gold	611,380	a,b	1,687,409
AuRico Gold	246,440		855,147
Carpenter Technology	18,560		1,159,814
Chemtura	200,680	a	5,012,986
Constellium, Cl. A	33,740		983,184
Cytec Industries	10,560		1,049,136
Flotek Industries	25,274	a	717,276
Haynes International	10,910		579,321
IAMGOLD	375,870		1,146,403
New Gold	180,810	a	954,677
OMNOVA Solutions	223,570	a	2,114,972
Royal Gold	8,860		555,699
Schnitzer Steel Industries, Cl. A	12,340		307,513
Scotts Miracle-Gro, Cl. A	17,120		1,026,344
Stillwater Mining	54,920	a	923,205
			19,073,086
Media--2.6%
E.W. Scripps, Cl. A	59,130	a	1,154,218
IMAX	60,670	a,b	1,591,374
LIN Media, Cl. A	41,520	a	1,043,813
Lions Gate Entertainment	37,130		970,207
Media General, Cl. A	46,030	a	816,112
New York Times, Cl. A	241,530		3,589,136
			9,164,860
Pharmaceuticals, Biotech & Life Sciences--6.6%
Alkermes	21,920	a	1,004,155
Anacor Pharmaceuticals	67,600	a	912,600
Celldex Therapeutics	38,600	a	563,946
Cepheid	22,640	a	1,019,932
Cubist Pharmaceuticals	11,940	a	795,204
Emergent BioSolutions	185,080	a	4,014,385
KYTHERA Biopharmaceuticals	37,350	a	1,250,104

Nektar Therapeutics	122,830	a	1,440,796
NPS Pharmaceuticals	34,555	a	1,075,697
PAREXEL International	29,140	a	1,470,113
Questcor Pharmaceuticals	54,790	b	4,938,223
Salix Pharmaceuticals	8,630	a	984,510
TherapeuticsMD	433,000	a,b	1,757,980
Vanda Pharmaceuticals	62,140	a,b	639,421
WuXi PharmaTech, ADR	35,780	a	1,193,979
			23,061,045
Real Estate--2.6%
Acadia Realty Trust	33,230	c	916,816
American Assets Trust	19,060	c	653,758
American Residential Properties	119,150 a,b,c		2,180,445
Corporate Office Properties Trust	46,280	c	1,275,014
EPR Properties	9,370	c	505,230
Getty Realty	30,259	c	591,261
Healthcare Trust of America, Cl. A	96,070		1,162,447
Pebblebrook Hotel Trust	35,080	c	1,246,743
Urstadt Biddle Properties, Cl. A	22,590	c	468,065
			8,999,779
Retailing--3.7%
American Eagle Outfitters	90,970	b	976,108
Children's Place Retail Stores	16,904		817,816
Express	38,950	a	491,160
HomeAway	24,380	a	750,904
Lumber Liquidators Holdings	11,820	a,b	918,178
Office Depot	1,045,374	a	5,352,315
PEP Boys-Manny Moe & Jack	68,924	a	702,336
Restoration Hardware Holdings	11,210	a	745,241
Vitamin Shoppe	26,950	a	1,158,311
Zumiez	29,670	a	815,035
			12,727,404
Semiconductors & Semiconductor Equipment--5.5%
Applied Micro Circuits	318,890	a	2,870,010
Brooks Automation	76,090		738,834
GT Advanced Technologies	57,830	a,b	975,014
Hittite Microwave	8,720		512,736
Lattice Semiconductor	304,490	a	2,408,516
Mellanox Technologies	109,090	a,b	3,445,062
Microsemi	75,280	a	1,831,562
MKS Instruments	24,120		695,862
Nanometrics	17,597	a	301,965
Photronics	96,780	a	850,696

Power Integrations	19,760		993,730
Silicon Laboratories	24,660	a	1,112,659
Teradyne	57,100	b	1,016,380
Veeco Instruments	15,220	a	507,130
Xcerra	85,922	a	829,147
			19,089,303
Software & Services--9.2%
Advent Software	6,860		207,584
Allot Communications	90,920	a,b	1,207,418
Brightcove	64,950	a	615,077
Cardtronics	34,190	a	990,826
CommVault Systems	11,710	a	572,853
comScore	39,330	a	1,228,276
Conversant	20,310	a,b	478,910
CoreLogic	155,380	a	4,432,991
CSG Systems International	153,030		4,020,098
Dealertrack Technologies	67,670	a	2,687,176
DST Systems	5,590		509,529
FleetMatics Group	33,930	a,b	967,005
Heartland Payment Systems	22,830		946,303
Infoblox	128,920	a	1,670,803
LogMeIn	40,490	a	1,723,659
MAXIMUS	37,530		1,676,840
Monotype Imaging Holdings	28,380		730,785
NetScout Systems	28,720	a	1,116,346
NeuStar, Cl. A	18,630	a,b	522,013
Proofpoint	39,080	a	1,247,434
Q2 Holdings	50,400		662,760
Sapient	62,600	a	1,029,770
SolarWinds	24,330	a	951,060
SS&C Technologies Holdings	39,520	a	1,685,528
			31,881,044
Technology Hardware & Equipment--7.9%
Arrow Electronics	54,400	a	3,138,880
Belden	11,940		859,561
Brocade Communications Systems	51,200		466,944
Ciena	184,040	a	3,570,376
Coherent	17,010	a	1,020,260
FARO Technologies	13,600	a	578,272
FEI	7,410		618,365
Infinera	109,770	a	998,907
Ixia	54,480	a	633,058
Jabil Circuit	166,340		3,130,519

JDS Uniphase	269,790	a	2,959,596
Lexmark International, Cl. A	13,930		607,209
Littelfuse	17,720		1,553,335
Plexus	6,780	a	283,133
RADWARE	52,170	a	882,716
ScanSource	35,380	a	1,312,598
Sonus Networks	387,730	a	1,422,969
Tech Data	32,880	a	1,956,689
Vishay Intertechnology	83,370		1,243,880
			27,237,267
Transportation--3.4%
Con-way	61,420		2,838,218
Forward Air	3,011		135,073
Hub Group, Cl. A	32,330	a	1,520,480
Landstar System	83,980		5,452,821
Saia	17,530	a	763,957
Spirit Airlines	18,790	a	1,109,925
			11,820,474
Utilities--1.3%
Chesapeake Utilities	10,960		716,894
El Paso Electric	23,620		900,158
Hawaiian Electric Industries	42,310	b	1,017,555
NorthWestern	14,770		708,960
Portland General Electric	33,430		1,105,530
			4,449,097
Total Common Stocks
(cost $306,369,823)			342,470,475

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,848,423)	5,848,423	[d]	5,848,423
Investment of Cash Collateral for
Securities Loaned--8.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $29,529,786)	29,529,786	[d]	29,529,786
Total Investments (cost $341,748,032)	108.9%		377,848,684
Liabilities, Less Cash and Receivables	(8.9%)		(30,829,922)
Net Assets	100.0%		347,018,762

ADR -- American Depository Receipts
ETF -- Exchange Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2014, the value of the fund's securities on loan was $29,292,862 and the value of the collateral held by the fund was $30,857,716, consisting of cash collateral of $29,529,786 and U.S. Government and
Agency securities valued at $1,327,930.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $36,100,652 of which $47,298,046 related to appreciated investment securities and $11,197,394 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	12.2
Money Market Investments	10.2
Software & Services	9.2
Capital Goods	8.7
Technology Hardware & Equipment	7.9
Pharmaceuticals, Biotech & Life Sciences	6.6
Commercial & Professional Services	6.5
Health Care Equipment & Services	6.3
Energy	5.7
Materials	5.5
Semiconductors & Semiconductor Equipment	5.5
Retailing	3.7
Transportation	3.4
Media	2.6
Real Estate	2.6
Automobiles & Components	2.2
Consumer Durables & Apparel	2.2
Diversified Financials	2.0
Consumer Services	1.3
Utilities	1.3
Food, Beverage & Tobacco	1.1
Food & Staples Retailing	.8
Insurance	.8
Household & Personal Products	.5
Exchange-Traded Funds	.1
108.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	330,108,468	-	-	330,108,468
Equity Securities - Foreign Common Stocks+	11,950,850	-	-	11,950,850
Exchange-Traded Funds	411,157	-	-	411,157
Mutual Funds	35,378,209	-	-	35,378,209

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
May 31, 2014 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Automobiles & Components--1.3%
Lear	19,282		1,697,780
Tenneco	15,930	a	1,015,537
TRW Automotive Holdings	32,390	a	2,748,939
			5,462,256
Banks--9.6%
BankUnited	47,040		1,530,682
Boston Private Financial Holdings	82,840		1,047,098
City National	27,620		1,963,506
Columbia Banking System	42,710		1,057,927
Comerica	97,350		4,669,879
CVB Financial	112,220		1,636,168
EverBank Financial	185,090		3,525,964
First American Financial	36,670		1,027,493
First Horizon National	124,770		1,429,864
First Republic Bank	14,720		748,659
Hancock Holding	40,110		1,354,916
IBERIABANK	39,280		2,453,429
PrivateBancorp	33,430		892,915
Prosperity Bancshares	29,940		1,740,412
SVB Financial Group	60,876	a	6,419,374
Synovus Financial	84,703		1,953,248
UMB Financial	94,470		5,214,744
Webster Financial	48,400		1,448,128
			40,114,406
Capital Goods--9.0%
AGCO	18,870		1,018,225
AMETEK	15,030		797,792
Armstrong World Industries	31,370	a	1,664,806
Carlisle	23,557		1,999,047
Chart Industries	10,810	a	777,131
Comfort Systems USA	36,080		595,320
Crane	13,180		976,770
Donaldson	25,060		1,020,694
Drew Industries	15,290		741,871
Equifax	43,250		3,061,667

Graco	27,190		1,984,326
Hexcel	32,330	a	1,327,146
ITT	23,563		1,029,232
Jacobs Engineering Group	13,390	a	737,387
MRC Global	147,240	a	4,239,040
MSC Industrial Direct, Cl. A	27,180		2,499,745
Owens Corning	19,740		809,537
Parker Hannifin	12,870		1,611,710
Regal-Beloit	58,080		4,433,246
Sensata Technologies Holding	27,880	a	1,195,773
Snap-on	18,000		2,110,860
Timken	20,040		1,286,969
Watts Water Technologies, Cl. A	14,240		794,022
Woodward	18,520		827,844
			37,540,160
Commercial & Professional Services--4.1%
Clean Harbors	33,190	a	2,028,241
Copart	26,210	a	932,290
Corporate Executive Board	13,640		929,839
Herman Miller	100,710		3,149,202
IHS, Cl. A	8,490	a	1,068,976
Interface	67,770		1,236,125
Steelcase, Cl. A	325,180		5,329,700
Towers Watson & Co., Cl. A	7,160		805,572
TrueBlue	54,280	a	1,476,959
			16,956,904
Consumer Durables & Apparel--2.7%
Deckers Outdoor	11,320	a	874,923
Inter Parfums	27,900		833,373
Jarden	14,840	a	839,647
Lennar, Cl. A	26,670		1,090,803
Michael Kors Holdings	8,040	a	758,815
PVH	9,580		1,261,015
Ralph Lauren	6,640		1,019,107
Steven Madden	23,490	a	748,391
Toll Brothers	31,470	a	1,139,843
Watsco	14,900		1,499,387
Wolverine World Wide	37,840		978,921
			11,044,225
Consumer Services--2.6%
Apollo Education Group	90,330	a	2,420,844
Cheesecake Factory	45,050		2,066,443

Del Frisco's Restaurant Group	21,430	a	578,824
Hyatt Hotels, Cl. A	33,310	a	2,037,240
MAXIMUS	28,260		1,262,657
On Assignment	33,440	a	1,178,760
Restoration Hardware Holdings	8,450	a	561,756
Starwood Hotels & Resorts
Worldwide	9,990	b	797,702
			10,904,226
Diversified Financials--3.1%
Affiliated Managers Group	3,690	a	695,934
E*TRADE Financial	210,579	a	4,289,494
Raymond James Financial	74,810		3,620,804
T. Rowe Price Group	9,470		772,089
Voya Financial	102,580		3,672,364
			13,050,685
Energy--5.7%
Antero Resources	12,700		781,050
Comstock Resources	18,436		501,275
Concho Resources	5,780	a	761,804
CONSOL Energy	31,580		1,394,889
Dril-Quip	5,240	a	535,633
Energen	24,390		2,082,418
Exterran Holdings	20,030		836,052
Flotek Industries	18,820	a	534,112
Forum Energy Technologies	25,300	a	835,912
Geospace Technologies	16,910	a	857,675
Helmerich & Payne	7,220		793,839
Key Energy Services	240,340	a	1,934,737
Nabors Industries	67,790		1,778,132
Natural Gas Services Group	30,940	a	929,438
Oil States International	8,950	a	962,841
Parsley Energy, Cl. A	190		4,516
PDC Energy	30,940	a	1,986,039
Primoris Services	27,040		783,349
Range Resources	9,010		837,479
Tesoro	15,400		865,480
Western Refining	40,854		1,675,831
Whiting Petroleum	28,530	a	2,049,881
			23,722,382
Exchange-Traded Funds--.9%
iShares Russell 2000 ETF	16,530		1,865,576
iShares Russell 2000 Growth ETF	8,800		1,147,080

iShares Russell 2000 Value ETF	2,550		252,118
iShares Russell Mid-Cap Growth ETF	7,400		642,690
			3,907,464
Food & Staples Retailing--.7%
TreeHouse Foods	10,780	a	807,961
United Natural Foods	30,840	a	2,078,924
			2,886,885
Food, Beverage & Tobacco--.7%
Keurig Green Mountain	8,200		924,796
WhiteWave Foods, Cl. A	57,130	a	1,799,024
			2,723,820
Health Care Equipment & Services--8.5%
Air Methods	34,631	a	1,669,214
Align Technology	39,850	a	2,176,209
AmerisourceBergen	13,163		963,268
Catamaran	96,460	a	4,221,090
Centene	34,652	a	2,582,267
Cepheid	16,750	a	754,588
Cigna	10,770		966,931
Cooper	7,830		1,010,227
Endologix	46,310	a	604,809
Globus Medical, Cl. A	23,740	a	574,033
Hanger	46,960	a	1,426,645
HealthSouth	51,568		1,811,068
HeartWare International	7,740	a	697,916
IMS Health Holdings	31,870		771,891
Insulet	14,050	a	514,652
LDR Holding	29,810		703,218
MEDNAX	74,330	a	4,283,638
Omnicare	32,650		2,074,907
PerkinElmer	20,690		930,429
Select Medical Holdings	44,340		671,751
Spectranetics	41,770	a	895,549
Universal Health Services, Cl. B	33,156		2,969,783
Varian Medical Systems	25,090	a	2,068,670
			35,342,753
Insurance--1.6%
Fidelity National Financial, Cl. A	100,610		3,354,337
Old Republic International	91,856		1,570,738
Protective Life	31,974		1,672,240
			6,597,315
Materials--5.2%

Airgas	9,290		987,713
Allegheny Technologies	42,760		1,756,153
Apogee Enterprises	38,690		1,164,569
AuRico Gold	86,430		299,912
Chemtura	120,000	a	2,997,600
CIRCOR International	17,670		1,347,514
Constellium, Cl. A	25,050		729,957
Cytec Industries	12,840		1,275,654
Packaging Corporation of America	22,316		1,543,375
Scotts Miracle-Gro, Cl. A	12,810		767,959
Steel Dynamics	50,840		878,007
Stillwater Mining	83,470	a	1,403,131
Sun Hydraulics	24,100		889,772
Trex	25,740	a	795,623
Valspar	27,650		2,064,349
Yamana Gold	380,010		2,796,874
			21,698,162
Media--1.4%
E.W. Scripps, Cl. A	87,540	a	1,708,781
Interpublic Group of Cos.	51,550		985,636
Lions Gate Entertainment	27,580		720,665
Media General, Cl. A	34,410	a	610,089
New York Times, Cl. A	113,260		1,683,044
			5,708,215
Pharmaceuticals, Biotech & Life Sciences--6.7%
Alexion Pharmaceuticals	4,910	a	816,631
Alkermes	34,560	a	1,583,194
Anacor Pharmaceuticals	50,160	a	677,160
Celldex Therapeutics	28,470	a	415,947
Covance	25,140	a	2,108,240
Cubist Pharmaceuticals	72,640	a	4,837,824
KYTHERA Biopharmaceuticals	28,100	a	940,507
Nektar Therapeutics	92,340	a	1,083,148
NPS Pharmaceuticals	25,760	a	801,909
PAREXEL International	36,060	a	1,819,227
Perrigo Company	4,790		661,978
Questcor Pharmaceuticals	63,050		5,682,697
Salix Pharmaceuticals	44,100	a	5,030,928
Vanda Pharmaceuticals	46,400	a	477,456
WuXi PharmaTech, ADR	27,100	a	904,327
			27,841,173
Real Estate--3.2%

American Residential Properties	66,560	a,b	1,218,048
CBRE Group, Cl. A	26,390	a	787,478
Corporate Office Properties Trust	58,430	b	1,609,746
Corrections Corporation of America	42,070	b	1,368,537
DCT Industrial Trust	124,840	b	988,733
Douglas Emmett	50,390	b	1,430,572
Healthcare Trust of America, Cl. A	140,640		1,701,744
Realogy Holdings	117,000	a	4,350,060
			13,454,918
Retailing--3.5%
American Eagle Outfitters	114,120		1,224,508
Casey's General Stores	18,705		1,332,357
HomeAway	18,030	a	555,324
LKQ	26,670	a	739,826
Lumber Liquidators Holdings	8,900	a	691,352
Office Depot	845,330	a	4,328,090
Staples	73,130		822,712
Tiffany & Co.	8,600		854,926
Urban Outfitters	37,820	a	1,267,726
Vera Bradley	31,760	a	855,932
Vitamin Shoppe	20,270	a	871,205
Williams-Sonoma	12,920		864,606
			14,408,564
Semiconductors & Semiconductor Equipment--3.7%
Applied Micro Circuits	131,000	a	1,179,000
Coherent	12,660	a	759,347
Lattice Semiconductor	77,590	a	613,737
Mellanox Technologies	62,970	a	1,988,593
Microchip Technology	23,550		1,120,980
Microsemi	47,900	a	1,165,407
Photronics	72,050	a	633,320
Power Integrations	14,660		737,251
Silicon Laboratories	18,560	a	837,427
Teradyne	102,150		1,818,270
Veeco Instruments	23,010	a	766,693
Xcerra	64,200	a	619,530
Xilinx	68,350		3,209,716
			15,449,271
Software & Services--8.7%
Akamai Technologies	29,600	a	1,608,464
Amdocs	35,800		1,722,696
ANSYS	9,700	a	712,465

athenahealth	7,620	a	967,054
Cardtronics	31,170	a	903,307
comScore	29,180	a	911,291
CoreLogic	183,690	a	5,240,676
CSG Systems International	47,830		1,256,494
Dealertrack Technologies	81,130	a	3,221,672
F5 Networks	16,000	a	1,736,800
FleetMatics Group	25,360	a	722,760
HealthStream	30,930	a	795,829
IAC/InterActiveCorp	11,190		740,890
Infoblox	150,950	a	1,956,312
Informatica	25,690	a	939,997
NeuStar, Cl. A	27,570	a	772,511
NICE Systems, ADR	28,820		1,130,609
Proofpoint	29,240	a	933,341
PTC	51,160	a	1,882,688
Q2 Holdings	37,970		499,306
RADWARE	39,520	a	668,678
Sapient	47,440	a	780,388
SolarWinds	18,360	a	717,692
Solera Holdings	24,130		1,574,482
SS&C Technologies Holdings	29,500	a	1,258,175
Synopsys	71,270	a	2,743,182
			36,397,759
Technology Hardware & Equipment--8.4%
Amphenol, Cl. A	11,780		1,128,524
Arrow Electronics	74,750	a	4,313,075
Avnet	89,170		3,885,137
Brocade Communications Systems	137,878		1,257,447
Ciena	283,790	a	5,505,526
Commscope Holding	29,360		776,278
FLIR Systems	101,910		3,557,678
IMAX	78,820	a	2,067,449
Infinera	81,220	a	739,102
Ingram Micro, Cl. A	136,310	a	3,785,329
IPG Photonics	26,740	a	1,687,294
JDS Uniphase	369,010	a	4,048,040
Lexmark International, Cl. A	17,530		764,133
Plexus	32,768	a	1,368,392
			34,883,404
Telecommunication Services--.8%
Allot Communications	67,280	a	893,478

LogMeIn	30,480	a	1,297,534
Sonus Networks	291,630	a	1,070,282
			3,261,294
Transportation--5.2%
Alaska Air Group	25,590		2,519,591
Con-way	98,651		4,558,663
Forward Air	2,200		98,692
Hub Group, Cl. A	27,530	a	1,294,736
J.B. Hunt Transport Services	13,280		1,031,325
Kirby	35,200	a	3,891,360
Landstar System	51,330		3,332,857
Navigator Holdings	27,050	a	663,807
Ryder System	24,320		2,110,733
Saia	13,030	a	567,847
Spirit Airlines	27,347	a	1,615,387
			21,684,998
Utilities--1.8%
CMS Energy	53,950		1,605,013
Great Plains Energy	47,233		1,202,080
Littelfuse	13,420		1,176,397
NiSource	32,860		1,227,978
Portland General Electric	32,597		1,077,983
UGI	21,361		1,039,640
			7,329,091
Total Common Stocks
(cost $392,745,865)			412,370,330

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,870,814)	2,870,814	[c]	2,870,814
Total Investments (cost $395,616,679)	99.8%		415,241,144
Cash and Receivables (Net)	.2%		660,076
Net Assets	100.0%		415,901,220

ADR -- American Depository Receipts
ETF -- Exchange-Traded Funds

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $19,624,465 of which $28,523,161 related to appreciated investment securities and $8,898,696 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	9.6
Capital Goods	9.0
Software & Services	8.7
Health Care Equipment & Services	8.5
Technology Hardware & Equipment	8.4
Pharmaceuticals, Biotech & Life Sciences	6.7
Energy	5.7
Materials	5.2
Transportation	5.2
Commercial & Professional Services	4.1
Semiconductors & Semiconductor Equipment	3.7
Retailing	3.5
Real Estate	3.2
Diversified Financials	3.1
Consumer Durables & Apparel	2.7
Consumer Services	2.6
Utilities	1.8
Insurance	1.6
Media	1.4
Automobiles & Components	1.3
Exchange-Traded Funds	.9
Telecommunication Services	.8
Food, Beverage & Tobacco	.7
Food & Staples Retailing	.7
Money Market Investment	.7
99.8

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	396,826,200	-	-	396,826,200
Equity Securities - Foreign Common Stocks+	11,636,666	-	-	11,636,666
Exchange-Traded Funds	3,907,464	-	-	3,907,464
Mutual Funds	2,870,814	-	-	2,870,814

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
May 31, 2014 (Unaudited)

Common Stocks--61.5%	Shares	Value ($)
Automobiles & Components--1.3%
BorgWarner	1,040	65,406
Delphi Automotive	655	45,234
Ford Motor	31,238	513,553
General Motors	8,900	307,762
Harley-Davidson	36,469	2,598,052
Johnson Controls	54,989	2,659,268
		6,189,275
Banks--2.9%
Bank of America	128,209	1,941,084
BB&T	11,947	453,030
Citigroup	29,195	1,388,806
Fifth Third Bancorp	21,124	437,056
JPMorgan Chase & Co.	41,574	2,310,267
M&T Bank	1,690	205,115
People's United Financial	5,315	76,377
PNC Financial Services Group	8,936	761,973
SunTrust Banks	1,700	65,144
U.S. Bancorp	15,577	657,194
Wells Fargo & Co.	101,782	5,168,490
		13,464,536
Capital Goods--5.9%
3M	8,489	1,210,107
Allegion	2,996	156,960
Boeing	16,446	2,224,321
Caterpillar	24,415	2,495,945
Cummins	2,516	384,772
Danaher	4,112	322,504
Deere & Co.	2,911	265,396
Donaldson	19,560	796,679
Dover	29,119	2,538,594
Eaton	43,406	3,198,588

Emerson Electric	18,715	1,248,852
Flowserve	20,040	1,477,750
Fluor	3,557	267,060
General Dynamics	2,581	304,868
General Electric	105,775	2,833,712
Honeywell International	11,461	1,067,592
Illinois Tool Works	2,190	189,545
Ingersoll-Rand	7,570	452,837
Lockheed Martin	2,500	409,125
MSC Industrial Direct, Cl. A	7,457	685,820
Northrop Grumman	1,406	170,899
PACCAR	5,737	363,496
Parker Hannifin	612	76,641
Pentair	306	22,840
Precision Castparts	4,557	1,152,830
Raytheon	5,885	574,199
Rockwell Collins	12,195	963,893
Stanley Black & Decker	653	57,072
United Technologies	7,861	913,605
W.W. Grainger	1,927	497,879
Xylem	2,698	100,635
		27,425,016
Commercial & Professional Services--.2%
Iron Mountain	2,055	63,993
Robert Half International	7,900	360,161
Tyco International	5,399	235,612
Waste Management	9,074	405,426
		1,065,192
Consumer Durables & Apparel--.9%
Coach	10,201	415,283
DSW, Cl. A	22,420	561,621
Leggett & Platt	9,855	334,282
Lennar, Cl. A	8,785	359,306
Mattel	5,698	221,253
NIKE, Cl. B	23,934	1,840,764
PulteGroup	6,040	118,142
PVH	20	2,633
VF	5,240	330,225

			4,183,509
Consumer Services--1.5%
Carnival	2,398		95,992
Chipotle Mexican Grill	620	a	339,196
Las Vegas Sands	26,770		2,048,440
McDonald's	15,556		1,577,845
Panera Bread, Cl. A	1,868	a	286,943
Starbucks	19,494		1,427,741
Starwood Hotels & Resorts
Worldwide	3,700	b	295,445
Wyndham Worldwide	5,110		377,782
Yum! Brands	5,192		401,394
			6,850,778
Diversified Financials--3.5%
American Express	7,769		710,864
Ameriprise Financial	3,382		380,847
Berkshire Hathaway, Cl. B	19,082	a	2,448,984
BlackRock	863		263,129
Capital One Financial	41,318		3,259,577
Charles Schwab	12,266		309,226
CME Group	5,075		365,400
Discover Financial Services	5,797		342,777
Franklin Resources	1,040		57,418
Goldman Sachs Group	3,469		554,381
H&R Block	6,930		206,375
IntercontinentalExchange Group	14,509		2,849,568
Invesco	71,495		2,623,866
Legg Mason	6,695		326,984
McGraw-Hill Financial	2,118		173,189
Moody's	720		61,589
Morgan Stanley	9,425		290,855
State Street	8,606		561,714
T. Rowe Price Group	5,016		408,954
			16,195,697
Energy--6.9%
Anadarko Petroleum	3,336		343,141
Apache	7,654		713,506
Baker Hughes	4,240		299,005

Cabot Oil & Gas	5,120		185,549
Chevron	18,564		2,279,474
ConocoPhillips	10,286		822,263
Devon Energy	6,280		464,092
EOG Resources	23,272		2,462,178
EQT	1,940		207,347
Exxon Mobil	43,994		4,422,717
FMC Technologies	3,120	a	181,147
Halliburton	44,178		2,855,666
Hess	3,680		335,984
Kinder Morgan	1,697		56,663
Marathon Oil	10,727		393,252
Marathon Petroleum	4,888		436,938
Nabors Industries	82,350		2,160,041
National Oilwell Varco	28,035		2,295,225
Newfield Exploration	8,210	a	299,501
Noble Energy	2,146		154,662
Occidental Petroleum	12,654		1,261,477
Phillips 66	9,543		809,151
Pioneer Natural Resources	585		122,944
Range Resources	2,040		189,618
Rowan, Cl. A	1,175		36,378
Schlumberger	21,127		2,198,053
Southwestern Energy	46,955	a	2,135,044
Spectra Energy	7,787		315,996
Tesoro	2,130		119,706
Valero Energy	46,728		2,619,104
Williams	12,569		590,240
			31,766,062
Food & Staples Retailing--1.1%
Costco Wholesale	4,333		502,715
CVS Caremark	16,450		1,288,364
Kroger	7,546		360,246
Sysco	6,600		247,698
Wal-Mart Stores	23,944		1,838,181
Walgreen	10,617		763,468
Whole Foods Market	465		17,782
			5,018,454

Food, Beverage & Tobacco--3.0%
Altria Group	16,814		698,790
Archer-Daniels-Midland	8,255		370,980
Coca-Cola	50,490		2,065,546
ConAgra Foods	960		31,008
Constellation Brands, Cl. A	5,020	a	422,333
General Mills	6,450		354,298
Hershey	1,951		189,910
Kraft Foods Group	6,351		377,630
Lorillard	7,270		451,976
McCormick & Co.	5,222		377,603
Mead Johnson Nutrition	2,347		209,986
Molson Coors Brewing, Cl. B	6,350		417,386
Mondelez International, Cl. A	26,375		992,228
Monster Beverage	22,305	a	1,547,521
PepsiCo	41,511		3,666,667
Philip Morris International	15,014		1,329,340
Reynolds American	3,410		203,338
Tyson Foods, Cl. A	1,390		59,019
			13,765,559
Health Care Equipment & Services--2.6%
Abbott Laboratories	12,063		482,641
Aetna	3,693		286,392
AmerisourceBergen	2,496		182,657
Baxter International	4,425		329,264
Becton Dickinson & Co.	3,380		397,826
Boston Scientific	21,064	a	270,251
C.R. Bard	8,604		1,272,618
Cardinal Health	1,135		80,165
Cerner	700	a	37,835
Cigna	2,998		269,160
Covidien	8,598		628,600
Express Scripts Holding	7,208	a	515,156
Humana	2,671		332,433
Intuitive Surgical	1,610	a	595,281
Laboratory Corp. of America
Holdings	2,331	a	239,114
McKesson	2,759		523,217

Medtronic	8,776		535,599
Meridian Bioscience	23,687		483,452
ResMed	21,187		1,060,621
St. Jude Medical	2,716		176,268
Stryker	10,961		926,095
Tenet Healthcare	3,165	a	148,755
UnitedHealth Group	13,932		1,109,405
Varian Medical Systems	8,399	a	692,498
WellPoint	2,774		300,591
			11,875,894
Household & Personal Products--1.4%
Clorox	2,630		235,701
Colgate-Palmolive	22,053		1,508,425
Estee Lauder, Cl. A	1,095		83,899
Kimberly-Clark	4,350		488,723
Procter & Gamble	52,696		4,257,310
			6,574,058
Insurance--1.1%
ACE	2,214		229,614
Aflac	2,970		181,853
Allstate	7,240		421,802
American International Group	16,360		884,585
Aon	6,506		585,150
Chubb	711		65,881
Cincinnati Financial	6,710		328,924
Hartford Financial Services Group	11,110		384,962
Lincoln National	3,356		160,954
Marsh & McLennan	8,816		443,180
MetLife	14,502		738,587
Prudential Financial	2,891		237,525
Travelers	5,461		510,330
			5,173,347
Materials--2.5%
Air Products & Chemicals	3,778		453,247
Bemis	850		35,199
Celanese, Ser. A	29,608		1,856,422
Dow Chemical	18,821		980,951
E.I. du Pont de Nemours & Co.	9,581		664,059

Ecolab	3,515		383,803
FMC	10,330		790,865
Freeport-McMoRan Copper & Gold	5,798		197,422
International Paper	1,354		64,491
LyondellBasell Industries, Cl. A	3,425		341,027
Monsanto	12,071		1,470,851
Newmont Mining	7,400		169,386
Nucor	8,850		448,075
Owens-Illinois	4,945	a	164,322
PPG Industries	2,913		587,290
Praxair	6,922		915,365
Sherwin-Williams	1,290		263,947
Sigma-Aldrich	10,861		1,070,134
United States Steel	11,435		263,462
Vulcan Materials	4,154		253,269
			11,373,587
Media--1.9%
CBS, Cl. B	3,064		182,645
Comcast, Cl. A	69,396		3,622,471
DIRECTV	7,322	a	603,626
Discovery Communications, Cl. A	1,955	a	150,457
News Corp., Cl. A	5,696	a	97,174
Omnicom Group	820		58,343
Time Warner	10,192		711,707
Time Warner Cable	3,688		520,598
Twenty-First Century Fox, Cl. A	21,996		778,878
Viacom, Cl. B	3,798		324,083
Walt Disney	21,118		1,774,123
			8,824,105
Pharmaceuticals, Biotech & Life Sciences--6.0%
AbbVie	14,848		806,692
Actavis	1,330	a	281,348
Agilent Technologies	6,475		368,687
Alexion Pharmaceuticals	1,150	a	191,268
Allergan	4,019		673,022
Amgen	9,855		1,143,081
Biogen Idec	3,172	a	1,013,042
Bristol-Myers Squibb	61,442		3,056,125

Celgene	9,728	a	1,488,676
Eli Lilly & Co.	9,816		587,586
Gilead Sciences	17,803	a	1,445,782
Johnson & Johnson	41,491		4,209,677
Merck & Co.	82,916		4,797,520
Perrigo Company	280		38,696
Pfizer	69,348		2,054,781
Regeneron Pharmaceuticals	252	a	77,354
Shire, ADR	15,713		2,724,477
Teva Pharmaceutical Industries,
ADR	44,410		2,242,261
Thermo Fisher Scientific	5,530		646,512
			27,846,587
Real Estate--.9%
American Tower	2,360	b	211,527
AvalonBay Communities	3,329	b	472,185
CBRE Group, Cl. A	9,650	a	287,956
Crown Castle International	2,870		220,215
Equity Residential	7,217	b	446,011
General Growth Properties	10,720	b	255,458
HCP	7,720	b	322,310
Host Hotels & Resorts	15,323	b	338,179
Kimco Realty	16,900	b	387,348
Macerich	5,895	b	389,306
Prologis	1,560	b	64,756
Simon Property Group	2,307	b	384,023
Ventas	2,870	b	191,716
Washington Prime Group	1,154	a	22,943
Weyerhaeuser	5,510	b	173,124
			4,167,057
Retailing--2.6%
Amazon.com	3,944	a	1,232,697
AutoZone	50	a	26,625
Bed Bath & Beyond	2,263	a	137,704
Best Buy	10		277
Dollar Tree	5,430	a	287,953
eBay	9,382	a	475,949
Family Dollar Stores	2,595		152,067

Genuine Parts	3,594		310,270
Home Depot	18,754		1,504,633
L Brands	2,529		145,139
Lowe's	55,062		2,592,319
Macy's	7,099		425,159
Netflix	462	a	193,037
O'Reilly Automotive	1,734	a	256,545
Priceline Group	638	a	815,766
Ross Stores	2,294		157,024
Staples	2,200		24,750
Target	6,180		350,777
The TJX Companies	34,722		1,890,613
Tractor Supply	5,836		379,457
Urban Outfitters	14,990	a	502,465
			11,861,226
Semiconductors & Semiconductor Equipment--2.1%
Analog Devices	1,503		78,727
Applied Materials	11,620		234,608
Avago Technologies	37,880		2,676,980
Intel	61,832		1,689,250
Lam Research	6,610		410,084
Micron Technology	110,740	a	3,166,057
NVIDIA	21,230		403,370
Texas Instruments	13,759		646,398
Xilinx	7,919		371,876
			9,677,350
Software & Services--6.5%
Accenture, Cl. A	5,925		482,591
Adobe Systems	48,612	a	3,137,418
Autodesk	8,005	a	419,222
Automatic Data Processing	15,932		1,269,462
Cognizant Technology Solutions,
Cl. A	5,182	a	251,897
Facebook, Cl. A	15,070	a	953,931
Fiserv	4,612	a	277,227
Google, Cl. A	4,099	a	2,343,193
Google, Cl. C	4,099	a	2,299,457
International Business Machines	9,697		1,787,739

Intuit	2,117		167,857
MasterCard, Cl. A	28,403		2,171,409
Microsoft	96,888		3,966,595
Oracle	52,045		2,186,931
Paychex	26,464		1,087,935
salesforce.com	43,773	a	2,303,773
Visa, Cl. A	6,675		1,433,990
Western Union	11,942		193,102
Xerox	30,800		380,380
Yahoo!	86,142	a	2,984,820
			30,098,929
Technology Hardware & Equipment--3.3%
Amphenol, Cl. A	12,237		1,172,305
Apple	9,801		6,204,033
Cisco Systems	80,742		1,987,868
Corning	20,990		447,087
EMC	15,397		408,944
Hewlett-Packard	23,338		781,823
Motorola Solutions	2,378		160,325
QUALCOMM	30,826		2,479,952
SanDisk	3,190		308,250
Seagate Technology	6,510		349,782
Teradata	14,612	a	613,558
Western Digital	3,310		290,784
			15,204,711
Telecommunication Services--1.0%
AT&T	53,880		1,911,124
CenturyLink	755		28,441
Frontier Communications	58,645		339,555
TE Connectivity	1,445		85,920
Verizon Communications	47,680		2,382,093
			4,747,133
Transportation--1.1%
C.H. Robinson Worldwide	9,405		562,983
CSX	14,548		427,711
Delta Air Lines	3,995		159,440
Expeditors International of
Washington	17,320		788,233

FedEx	2,998	432,192
Norfolk Southern	4,842	487,831
Ryder System	1,665	144,505
Southwest Airlines	19,165	506,914
Union Pacific	3,873	771,773
United Parcel Service, Cl. B	8,588	892,121
		5,173,703
Utilities--1.3%
AGL Resources	1,600	85,408
American Electric Power	2,915	155,515
CenterPoint Energy	4,780	115,294
CMS Energy	10,336	307,496
Dominion Resources	4,433	305,700
DTE Energy	660	50,239
Duke Energy	5,131	364,711
Exelon	17,435	642,131
Integrys Energy Group	5,435	315,176
NextEra Energy	5,805	565,175
NiSource	10,190	380,800
Northeast Utilities	9,415	427,441
NRG Energy	12,100	431,244
PG&E	775	35,549
Pinnacle West Capital	1,425	78,973
PPL	1,380	48,424
Public Service Enterprise Group	150	5,844
SCANA	4,035	209,820
Sempra Energy	5,285	530,350
Southern	5,523	241,797
Xcel Energy	14,385	442,483
		5,739,570
Total Common Stocks
(cost $199,450,103)		284,261,335

Other Investment--38.4%
Registered Investment Companies:
BNY Mellon Income Stock Fund, Cl.

M	5,742,127	c	55,124,418
Dreyfus Institutional Preferred
Plus Money Market Fund	3,605,201	d	3,605,201
Dreyfus Research Growth Fund, Cl.
I	4,510,026	c	63,997,266
Dreyfus Strategic Value Fund, Cl.
I	1,325,514	c	55,141,394
Total Other Investment
(cost $155,527,535)			177,868,279
Total Investments (cost $354,977,638)	99.9%		462,129,614
Cash and Receivables (Net)	.1%		499,798
Net Assets	100.0%		462,629,412

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated mutual fund.
d	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized appreciation on investments was $107,151,976 of which $107,649,706 related to appreciated investment securities and $497,730 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	37.6
Energy	6.9
Software & Services	6.5
Pharmaceuticals, Biotech & Life Sciences	6.0
Capital Goods	5.9
Diversified Financials	3.5
Technology Hardware & Equipment	3.3
Food, Beverage & Tobacco	3.0
Banks	2.9
Health Care Equipment & Services	2.6
Retailing	2.6
Materials	2.5
Semiconductors & Semiconductor Equipment	2.1

Media	1.9
Consumer Services	1.5
Household & Personal Products	1.4
Automobiles & Components	1.3
Utilities	1.3
Food & Staples Retailing	1.1
Insurance	1.1
Transportation	1.1
Telecommunication Services	1.0
Consumer Durables & Apparel	.9
Real Estate	.9
Money Market Investment	.8
Commercial & Professional Services	.2
99.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	276,617,617	-	-	276,617,617
Equity Securities - Foreign Common Stocks+	7,643,718	-	-	7,643,718
Mutual Funds	177,868,279	-	-	177,868,279

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:       /s/ David K. Mossman

            David K. Mossman

            President

Date:    July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ David K. Mossman

            David K. Mossman

            President

Date:    July 25, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)